SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09519

                           TD WATERHOUSE TRUST
(Exact name of registrant as specified in charter)

                    100 Wall Street, New York, New York        10005
           (Address of principal executive offices)             (Zip code)

         George O. Martinez, President, TD Waterhouse Trust
            60 State Street, Suite 1300, Boston, MA  02109
                 (Name and address of agent for service)

Registrant’s telephone number, including area code: 212-908-7537

Date of fiscal year end: January 31, 2004

Date of reporting period: July 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TD WATERHOUSE TRUST

Board of Trustees and Executive Officers

TRUSTEES

George F. Staudter†
Director of Koger Equity, Inc.
Independent Financial Consultant

Lawrence J. Toal
Retired Chairman, President and CEO of Dime Savings Bank and Former President and CEO of Dime Bancorp, Inc.

Richard W. Dalrymple
Chief Operating Officer of American Red Cross

Peter B. M. Eby
Corporate Director of George Weston Ltd.

EXECUTIVE OFFICERS

George O. Martinez*
President and
Chief Executive Officer

Christopher Salfi
Treasurer and
Chief Financial Officer

†*Interested Trustee*
**Affiliated person of the Distributor*

TD WATERHOUSE ASSET MANAGEMENT, INC.

Board of Directors and Executive Officers

DIRECTORS

Frank J. Petrilli
Chairman, President,
Chief Operating Officer
and Chief Executive Officer

Richard H. Neiman
Executive Vice President,
General Counsel and Secretary

SENIOR OFFICERS

David A. Hartman
Senior Vice President and
Chief Investment Officer

B. Kevin Sterns
Executive Vice President,
Chief Financial Officer
and Treasurer

Michele R. Teichner
Senior Vice President
Compliance, Administration
and Operations

TD WATERHOUSE TRUST

Service Providers

Investment Manager
TD Waterhouse Asset
Management, Inc.
100 Wall Street
New York, NY 10005

Transfer Agent
National Investor Services Corp.
55 Water Street
New York, NY 10041

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036

Administrator & Shareholder Servicing
TD Waterhouse Investor
Services, Inc.
100 Wall Street
New York, NY 10005
Customer Service Department
1-800-934-4448

Custodian
The Bank of New York
100 Church Street
New York, NY 10286

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Distributor
Funds Distributor, Inc.
60 State Street
Boston, MA 02109

Independent Directors Counsel
Willkie Farr & Gallagher
787 Seventh Avenue
New York, NY 10019

2	3

Uncertainty Turns to Optimism

September 29, 2003

Dear Shareholder,

Uncertainty sparked by unexpected economic, financial or geopolitical events is a recurring theme in financial markets.

With time, however, we believe that the negative impact of uncertainty on the markets should be surmountable. Such was the case in the first half of this year. After struggling early in the year amid concerns about the war in Iraq, equity markets rebounded from multi-year lows to post solid returns. Uncertainty turned to optimism as the war appeared to wind down and economic indicators seemed to pick up.

That's why we believe it's important that investors generally remain well-positioned for the eventual market recovery. That means establishing an appropriate financial plan designed to help you achieve your long-term goals.

TD Waterhouse Trust offers a wide array of funds to help you fulfill your diversification objectives and, along with asset allocation tools from TD Waterhouse Investor Services, Inc., help you follow your long-term strategy:

TD Waterhouse Bond Index Fund may be an appropriate investment if you are seeking an income producing investment and are willing to accept a lower capital appreciation potential.

TD Waterhouse Dow 30 Fund, TD Waterhouse 500 Index Fund and **TD Waterhouse Extended Market Index Fund** offer convenient ways to invest in funds that seek to track major equity indexes: the Dow Jones Industrial Average[SM], the Standard & Poor's 500® Composite Stock Price Index and the Wilshire 4500 Equity Index, respectively.

TD Waterhouse Asian Index Fund and **TD Waterhouse European Index Fund** offer diversification in the two largest international equity markets, by seeking to track the MSCI® Pacific Free Index and MSCI® Europe Index, respectively.

TD Waterhouse strives to offer you the very best mix of choice, convenience and value. If you would like further information, please contact a Mutual Fund Representative at 1-800-934-4448 and press 3, then 3 again. Thank you for your continued business. We look forward to helping you manage your money more successfully.

Frank J. Petrilli
President and Chief Executive Officer
TD Waterhouse USA

For a prospectus containing compete information about the funds, please call 1-800-934-4448. Please read it carefully before investing or sending money.

2003 Market Review

September 29, 2003

Uncertainty about whether a U.S. economic recovery would take hold in 2003 weighed on financial markets through the first half of this fiscal year. Equities got off to a rocky start amid geopolitical concerns, as bonds garnered favor for their relative safety in unsettling times. In the end, however, the prospect of an economic rebound appeared to drive equities sharply higher from their March lows, while bonds gave back much of their early gains on fears that inflation could rise if the economy accelerated too quickly.

Equity markets began to stabilize once military operations got under way in Iraq and confidence mounted that the conflict would likely be over relatively quickly. As the war started to wind down towards the end of March, investors refocused on investment and economic fundamentals. But the economic picture remained clouded. Gross Domestic Product (GDP) growth for the first quarter of 2003 was an anemic 1.4% as war jitters curbed business investment and consumer spending. Consumer uneasiness was reflected in the volatile consumer confidence readings, which hit a nine-year low. Meanwhile, manufacturing activity tapered off as the Institute for Supply Management (ISM) Index – viewed as a key gauge of where the economy is headed – fell below the 50 level, signaling that the manufacturing sector was contracting. And the Leading Economic Indicators Index declined steadily during the first three calendar months of 2003.

Nonetheless, as investors looked ahead, optimism seemed to grow that further tax cuts and continued low interest rates would spur a rebound in the U.S. economy and corporate earnings growth in the second half of the year.

Before long, signs of an upswing began to emerge. The Leading Economic Indicators Index started to rise in April, led by consumers' future expectations as the war ended. After several flat to down months, retail sales climbed 1.4% in July, the biggest gain in four months. Particularly encouraging was an improvement in manufacturing. The ISM Index pulled out of a four-month slump with back-to-back readings above 50 in July and August, registering its highest level since last December.

The Federal Reserve Open Market Committee (Federal Reserve) has maintained a close watch on economic developments. While it sees the potential for sustainable growth down the road, it fears that there still exists a risk of deflation should this recovery lapse. The need for a recovery in business spending along with continual consumer support may have caused the Federal Reserve to err toward an inflationary bias for which it has more tools to manage.

Those concerns prompted a rate cut at the Federal Reserve's June policy meeting, as the target Federal Funds rate was trimmed by 0.25% to 1.00% – the lowest level since 0.68% in July 1958.

Performance Summary

Until mid-year, bonds had benefited from their appeal as a safe haven in uncertain political and economic times, as well as from low interest rates and tame inflation. As a result, yields fell, pushing prices higher. The Federal Reserve is expected to keep interest rates low for some time, at least until the economy is on a sustainable growth path. With

Uncertainty Turns to Optimism

September 29, 2003

Dear Shareholder,

Uncertainty sparked by unexpected economic, financial or geopolitical events is a recurring theme in financial markets.

With time, however, we believe that the negative impact of uncertainty on the markets should be surmountable. Such was the case in the first half of this year. After struggling early in the year amid concerns about the war in Iraq, equity markets rebounded from multi-year lows to post solid returns. Uncertainty turned to optimism as the war appeared to wind down and economic indicators seemed to pick up.

That's why we believe it's important that investors generally remain well-positioned for the eventual market recovery. That means establishing an appropriate financial plan designed to help you achieve your long-term goals.

TD Waterhouse Trust offers a wide array of funds to help you fulfill your diversification objectives and, along with asset allocation tools from TD Waterhouse Investor Services, Inc., help you follow your long-term strategy:

> **TD Waterhouse Bond Index Fund** may be an appropriate investment if you are seeking an income producing investment and are willing to accept a lower capital appreciation potential.
>
> **TD Waterhouse Dow 30 Fund, TD Waterhouse 500 Index Fund** and **TD Waterhouse Extended Market Index Fund** offer convenient ways to invest in funds that seek to track major equity indexes: the Dow Jones Industrial Average℠, the Standard & Poor's 500® Composite Stock Price Index and the Wilshire 4500 Equity Index, respectively.
>
> **TD Waterhouse Asian Index Fund** and **TD Waterhouse European Index Fund** offer diversification in the two largest international equity markets, by seeking to track the MSCI® Pacific Free Index and MSCI® Europe Index, respectively.

TD Waterhouse strives to offer you the very best mix of choice, convenience and value. If you would like further information, please contact a Mutual Fund Representative at 1-800-934-4448 and press 3, then 3 again. Thank you for your continued business. We look forward to helping you manage your money more successfully.

Frank J. Petrilli
President and Chief Executive Officer
TD Waterhouse USA

For a prospectus containing compete information about the funds, please call 1-800-934-4448. Please read it carefully before investing or sending money.

2003 Market Review

September 29, 2003

Uncertainty about whether a U.S. economic recovery would take hold in 2003 weighed on financial markets through the first half of this fiscal year. Equities got off to a rocky start amid geopolitical concerns, as bonds garnered favor for their relative safety in unsettling times. In the end, however, the prospect of an economic rebound appeared to drive equities sharply higher from their March lows, while bonds gave back much of their early gains on fears that inflation could rise if the economy accelerated too quickly.

Equity markets began to stabilize once military operations got under way in Iraq and confidence mounted that the conflict would likely be over relatively quickly. As the war started to wind down towards the end of March, investors refocused on investment and economic fundamentals. But the economic picture remained clouded. Gross Domestic Product (GDP) growth for the first quarter of 2003 was an anemic 1.4% as war jitters curbed business investment and consumer spending. Consumer uneasiness was reflected in the volatile consumer confidence readings, which hit a nine-year low. Meanwhile, manufacturing activity tapered off as the Institute for Supply Management (ISM) Index – viewed as a key gauge of where the economy is headed – fell below the 50 level, signaling that the manufacturing sector was contracting. And the Leading Economic Indicators Index declined steadily during the first three calendar months of 2003.

Nonetheless, as investors looked ahead, optimism seemed to grow that further tax cuts and continued low interest rates would spur a rebound in the U.S. economy and corporate earnings growth in the second half of the year.

Before long, signs of an upswing began to emerge. The Leading Economic Indicators Index started to rise in April, led by consumers' future expectations as the war ended. After several flat to down months, retail sales climbed 1.4% in July, the biggest gain in four months. Particularly encouraging was an improvement in manufacturing. The ISM Index pulled out of a four-month slump with back-to-back readings above 50 in July and August, registering its highest level since last December.

The Federal Reserve Open Market Committee (Federal Reserve) has maintained a close watch on economic developments. While it sees the potential for sustainable growth down the road, it fears that there still exists a risk of deflation should this recovery lapse. The need for a recovery in business spending along with continual consumer support may have caused the Federal Reserve to err toward an inflationary bias for which it has more tools to manage.

Those concerns prompted a rate cut at the Federal Reserve's June policy meeting, as the target Federal Funds rate was trimmed by 0.25% to 1.00% – the lowest level since 0.68% in July 1958.

Performance Summary

Until mid-year, bonds had benefited from their appeal as a safe haven in uncertain political and economic times, as well as from low interest rates and tame inflation. As a result, yields fell, pushing prices higher. The Federal Reserve is expected to keep interest rates low for some time, at least until the economy is on a sustainable growth path. With

4	5

continued low rates and contained inflation, we believe that the current environment should remain favorable for bonds. The *TD Waterhouse Bond Index Fund* assets are currently less than $25 million, and, as a result, the Fund remains over weighted in U.S. Government securities relative to the Lehman Brothers Aggregate Bond Index.

Equities significantly outperformed bonds during the six-month period ended July 31, 2003. Indeed, U.S. equities gained each month from March through July. The advance was broad-based, led by economically sensitive groups such as information technology, consumer discretionary and industrials. *TD Waterhouse Dow 30 Fund, TD Waterhouse 500 Index Fund* and *TD Waterhouse Extended Market Index Fund* benefited from representation in these sectors, as did the indices they seek to track.

TD Waterhouse Trust Funds Returns(1)*
vs. Benchmark Index

• INDEX FUNDS •	
TD Waterhouse Bond Index Fund	**-0.13%**
Lehman Brothers Aggregate Bond Index	+0.34%
TD Waterhouse Dow 30 Fund	**+16.08%**
Dow Jones Industrial Average℠	+16.03%
TD Waterhouse 500 Index Fund	**+16.37%**
Standard & Poor's 500® Composite Stock Price Index	+16.79%
TD Waterhouse Extended Market Index Fund	**+23.51%**
Wilshire 4500 Equity Index	+25.72%
TD Waterhouse Asian Index Fund	**+11.37%**
MSCI® Pacific Free Index	+12.93%
TD Waterhouse European Index Fund	**+17.46%**
MSCI® Europe Index	+18.63%
• ACTIVELY-MANAGED FUNDS •	
TD Waterhouse Technology Fund	**+30.26%**
GSTI®	+29.98%
TD Waterhouse Tax Managed Growth Fund**	**+19.14%**
Standard & Poor's 500® Composite Stock Price Index	+16.79%

(1) Six-month period ending July 31, 2003, after expenses.

The *TD Waterhouse European Index Fund* experienced positive performance, as European equity markets bounced back from six-year lows hit in March. Among the top performers were the more cyclical markets such as Germany and Sweden, which stand to benefit from a pick-up in global economic activity.

Similarly, gains in Asian equity markets were reflected in the positive performance of the *TD Waterhouse Asian Index Fund.* Japanese stocks, in particular, rebounded from 20-year lows touched in April. Shares of exporters were key drivers on expectations that the U.S., the biggest market for Japanese goods, was set for an economic recovery.

* Performance data quoted represents past performance and cannot guarantee future results. As with all investments, past performance is no guarantee of future results. The return is based on a constant investment throughout the period, includes reinvestment of dividends and reflects a net return to the shareholders after all expenses, inclusive of fee waivers. Without these waivers, the Fund's total return would have been lower. The returns shown for the various indices reflect the reinvestment of dividends but do not include any expenses, since an index has none. It is not possible to invest in an index. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The Fund's after-tax return was 13.09% and after-tax return on distributions and the sale of fund shares was 8.51% for the six-month period ended July 31, 2003.

The *TD Waterhouse Technology Fund* posted positive returns largely as a result of stock selection, notably in the Internet and semiconductor sectors, which were among the best-performing groups over the period. Yahoo and InterActiveCorp, in particular, were key contributors to performance, as both stocks rallied on increased sales of online services.

A surge in large-cap growth stocks fueled by optimism of better economic times ahead and generally favorable second-quarter corporate earnings reports contributed to the returns of the *TD Waterhouse Tax Managed Growth Fund* for the period. Both stock selection and sector allocation contributed to performance.

Please note that the TD Waterhouse Technology Fund and TD Waterhouse Tax Managed Growth Fund were closed to new investments on August 27, 2003 and are scheduled to be liquidated on September 30, 2003. The Board of Trustees based its decision on several factors, including the small asset base of the Funds and its effect on fund operations, as well as the future growth prospects for each Fund. Shares that are not redeemed or exchanged prior to liquidation will be automatically redeemed for cash at the net asset value per share as of the liquidation date. The proceeds will be placed in your TD Waterhouse brokerage account.

Outlook

Data continues to show that the U.S. economy is gathering momentum. Improvement in the most recent ISM manufacturing index to readings above 50 suggests that a second-half economic recovery seems to be on track. Indeed, we believe that gains in most of the major sub-components support the overall picture that GDP growth could be more than 4.0% in the third and fourth quarters after second-quarter GDP grew at a better-than-expected 3.1% rate.

The missing link remains job growth. The economy shed jobs in August for a seventh straight month. Much of the job losses can be traced to the continued productivity gains which has allowed companies to increase output without adding jobs. However, there are indications that the labor market may be poised for a turnaround. Weekly initial jobless claims dipped below the 400,000 level in July for the first time in five months, although the number of claims climbed back above that level in September. Still, overtime hours in manufacturing and demand for temporary help have increased, both of which are normally precursors to adding permanent positions. Much depends on further growth in corporate profits.

As always, we thank you for your business. If you have any questions, please call us at 1-800-943-4448.

David Hartman

David A. Hartman
Senior Vice President and Chief Investment Officer
TD Waterhouse Asset Management, Inc.

Investments in the Funds are neither FDIC-Insured nor guaranteed by the U. S. Government and are not deposits or obligations guaranteed by any bank and are subject to investment risk, including possible loss of the principal amount invested. Index funds are subject to fees and expenses and have reinvestment of dividends, which an index does not. You cannot invest in an index. There can be no assurance that the index funds will track the corresponding index.

Distributor: Funds Distributor, Inc.

6	7

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Table of Contents

Bond Index Fund Schedule of Investments 10
Dow 30 Fund Schedule of Investments. 15
500 Index Fund Schedule of Investments 16
Extended Market Index Fund Schedule of Investments 25
Asian Index Fund Schedule of Investments. 44
European Index Fund Schedule of Investments. 48
Technology Fund Schedule of Investments 54
Tax Managed Growth Fund Schedule of Investments 57
Statements of Assets and Liabilities 60
Statements of Operations 64
Statements of Changes in Net Assets 68
Financial Highlights 76
Notes to Financial Statements 92
Trustees and Officers Information. 104

8	9

TD WATERHOUSE TRUST

Bond Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	PRINCIPAL AMOUNT	MARKET VALUE
U.S. Government Obligations		
U.S. Treasury Bonds–6.8%		
4.38%, 08/15/12	$ 10,000	$ 9,969
9.88%, 11/15/15	80,000	117,143
9.25%, 02/15/16	20,000	28,135
7.25%, 05/15/16	80,000	97,256
7.50%, 11/15/16	75,000	92,909
8.75%, 05/15/17	25,000	34,155
8.50%, 02/15/20	12,000	16,294
6.25%, 08/15/23	59,000	64,780
6.00%, 02/15/26	94,000	100,319
6.13%, 11/15/27	53,000	57,429
5.50%, 08/15/28	66,000	65,897
5.25%, 02/15/29	74,000	71,387
6.25%, 05/15/30	83,000	91,800
5.38%, 02/15/31	129,000	128,355
		975,828
U.S. Treasury Notes–40.8%		
6.00%, 08/15/04	219,000	229,667
7.25%, 08/15/04	166,000	176,213
1.88%, 09/30/04	10,000	10,062
5.88%, 11/15/04	165,000	174,326
7.88%, 11/15/04	130,000	140,618
1.75%, 12/31/04	150,000	150,557
1.63%, 01/31/05	70,000	70,087
7.50%, 02/15/05	158,000	172,201
1.50%, 02/28/05	85,000	84,884
6.50%, 05/15/05	140,000	151,840
6.75%, 05/15/05	174,000	189,448
1.13%, 06/30/05	80,000	79,050
6.50%, 08/15/05	113,000	123,545
5.75%, 11/15/05	137,000	148,474
5.88%, 11/15/05	162,000	176,073
5.63%, 02/15/06	105,000	114,159
2.00%, 05/15/06	120,000	119,250
4.63%, 05/15/06	143,000	152,155
6.88%, 05/15/06	196,000	220,292
7.00%, 07/15/06	237,000	268,189
6.50%, 10/15/06	241,000	270,419
3.50%, 11/15/06	133,000	136,876
6.25%, 02/15/07	109,000	122,033
4.38%, 05/15/07	150,000	158,314
6.63%, 05/15/07	74,000	84,077
3.25%, 08/15/07	$ 110,000	$ 111,268
6.13%, 08/15/07	90,000	100,880
3.00%, 11/15/07	85,000	84,768
3.00%, 02/15/08	260,000	257,938
5.50%, 02/15/08	63,000	69,231
2.63%, 05/15/08	75,000	72,803
5.63%, 05/15/08	132,000	145,623
4.75%, 11/15/08	100,000	106,125
5.50%, 05/15/09	63,000	69,229
6.00%, 08/15/09	109,000	122,408
6.50%, 02/15/10	101,000	116,299
5.75%, 08/15/10	221,000	244,488
5.00%, 02/15/11	187,000	197,343
5.00%, 08/15/11	111,000	116,624
4.88%, 02/15/12	97,000	100,713
4.00%, 11/15/12	144,000	139,095
3.63%, 05/15/13	90,000	83,967
		5,861,611
Total U.S. Government Obligations (Cost $6,793,992)–47.6%		6,837,439
U.S. Government Agency Obligations		
Fannie Mae–29.1%		
6.50%, 08/15/04	102,000	107,417
3.88%, 03/15/05	60,000	62,011
7.00%, 07/15/05	90,000	98,599
5.50%, 02/15/06	235,000	252,627
4.38%, 10/15/06	60,000	62,774
5.00%, 01/15/07	97,000	103,157
4.25%, 07/15/07	60,000	62,061
6.00%, 05/15/08	60,000	65,985
5.25%, 01/15/09	60,000	63,734
6.63%, 09/15/09	100,000	112,854
7.25%, 01/15/10	90,000	104,534
6.00%, 05/15/11	155,000	167,700
6.25%, 05/15/29	67,000	68,340
6.00%, 02/01/33	964,512	975,363
6.00%, 03/01/33	1,856,855	1,877,743
		4,184,899

TD WATERHOUSE TRUST

Bond Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	PRINCIPAL AMOUNT	MARKET VALUE
Federal Home Loan Bank–1.4%		
5.13%, 03/06/06	$ 185,000	$ 197,245
Freddie Mac–4.1%		
2.88%, 09/15/05	40,000	40,611
5.25%, 01/15/06	100,000	106,859
5.50%, 07/15/06	110,000	118,675
4.88%, 03/15/07	40,000	42,357
5.75%, 03/15/09	100,000	108,500
6.88%, 09/15/10	150,000	170,767
		587,769
Total U.S. Government Agency Obligations (Cost $4,986,661)–34.6%		4,969,913
Corporate Bonds		
Ace Ina Holdings		
8.30%, 08/15/06	3,000	3,427
Alabama Power Co., Series G		
5.38%, 10/01/08	6,000	6,414
Albertson's, Inc., MTN, Series C		
6.63%, 06/01/28	3,000	2,802
Alcoa, Inc.		
7.25%, 08/01/05	15,000	16,490
6.50%, 06/01/11	12,000	13,175
Allstate Corp.		
7.88%, 05/01/05	5,000	5,496
7.20%, 12/01/09	10,000	11,567
7.50%, 06/15/13	2,000	2,337
6.75%, 05/15/18	3,000	3,271
Alltel Corp.		
6.50%, 11/01/13	5,000	5,490
7.00%, 03/15/16	11,000	12,486
Amerada Hess Corp.		
5.90%, 08/15/06	3,000	3,224
7.88%, 10/01/29	3,000	3,255
American General Finance		
5.88%, 12/15/05	30,000	32,214
American General Finance, MTN, Series H		
5.38%, 10/01/12	$ 3,000	$ 3,024
Amvescap, Inc.		
5.90%, 01/15/07	3,000	3,208
Anadarko Petroleum Corp.		
5.38%, 03/01/07	3,000	3,206
Archer-Daniels-Midland		
8.88%, 04/15/11	5,000	6,195
Asian Development Bank, MTN		
4.88%, 02/05/07	7,000	7,541
Associates Corp.		
6.88%, 11/15/08	5,000	5,641
Bank of America Corp.		
6.75%, 09/15/05	10,000	10,946
4.75%, 10/15/06	10,000	10,572
6.63%, 10/15/07	10,000	11,110
6.38%, 02/15/08	10,000	11,011
7.40%, 01/15/11	10,000	11,528
7.25%, 10/15/25	10,000	11,059
Bank One Corp.		
7.25%, 08/15/04	4,000	4,237
6.88%, 08/01/06	5,000	5,587
7.60%, 05/01/07	8,000	9,033
7.13%, 05/15/07	8,000	8,922
7.63%, 10/15/26	4,000	4,545
8.00%, 04/29/27	4,000	4,737
Bank One Corp., MTN, Series A		
5.63%, 02/17/04	8,000	8,189
BellSouth Telecommunications		
6.38%, 06/01/28	5,000	4,978
6.75%, 10/15/33	14,000	13,617
Best Foods, MTN, Series F		
6.63%, 04/15/28	5,000	5,197
BP Canada Energy Co.		
6.75%, 02/15/05	4,000	4,284

10	11

TD WATERHOUSE TRUST

Bond Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	PRINCIPAL AMOUNT	MARKET VALUE
BP Co. North America		
6.50%, 08/01/07	$ 4,000	$ 4,437
British Columbia		
4.63%, 10/03/06	4,000	4,228
5.38%, 10/29/08	4,000	4,302
Canadian Government		
5.25%, 11/05/08	12,000	12,992
Chase Manhattan Corp.		
7.88%, 06/15/10	65,000	75,725
ChevronTexaco Corp.		
5.70%, 12/01/08	5,000	5,306
5.50%, 01/15/09	5,000	5,417
8.63%, 04/01/32	5,000	6,620
Citicorp		
6.38%, 01/15/06	4,000	4,336
7.25%, 09/01/08	4,000	4,593
Citicorp, MTN, Series C		
7.00%, 07/01/07	8,000	8,983
Citigroup, Inc.		
6.75%, 12/01/05	12,000	13,185
5.50%, 08/09/06	12,000	12,918
7.25%, 10/01/10	12,000	13,704
6.00%, 02/21/12	13,000	13,752
Coca-Cola Enterprises		
8.50%, 02/01/12	15,000	18,412
7.13%, 08/01/17	15,000	17,389
6.75%, 01/15/38	8,000	8,330
Compaq Computer		
7.65%, 08/01/05	5,000	5,456
Con Edison Co. of New York, Series B		
7.50%, 09/01/10	5,000	5,844
ConocoPhillips		
6.38%, 03/30/09	25,000	27,777
Consolidated Natural Gas, Series C		
6.25%, 11/01/11	15,000	16,165
Countrywide Home Loan, MTN, Series H		
6.25%, 04/15/09	15,000	16,490

	PRINCIPAL AMOUNT	MARKET VALUE
DaimlerChrysler Holdings NA		
7.40%, 01/20/05	$ 6,000	$ 6,408
6.40%, 05/15/06	6,000	6,454
7.20%, 09/01/09	6,000	6,534
Deere & Co.		
7.85%, 05/15/10	15,000	17,736
Deutsche Telekom		
8.50%, 06/15/10	13,000	15,318
E.I. Du Pont de Nemours & Co.		
5.88%, 05/11/09	65,000	70,382
European Investment Bank		
4.88%, 09/06/06	16,000	17,013
First Union National Bank		
7.88%, 02/15/10	4,000	4,665
FleetBoston Financial Corp.		
6.50%, 03/15/08	15,000	16,568
Florida Power & Light		
4.85%, 02/01/13	5,000	4,970
Ford Motor Credit Co.		
6.88%, 02/01/06	64,000	67,207
General Electric Capital Corp., MTN, Series A		
6.80%, 11/01/05	9,000	9,882
5.00%, 02/15/07	80,000	84,844
7.38%, 01/19/10	9,000	10,370
General Motors Acceptance Corp.		
6.88%, 09/15/11	50,000	48,848
Goldman Sachs Group, Inc.		
6.88%, 01/15/11	7,000	7,802
6.60%, 01/15/12	7,000	7,630
GTE South, Inc.		
6.13%, 06/15/07	15,000	16,457
Honeywell International		
6.63%, 06/15/28	5,000	5,189
Household Finance Corp.		
8.00%, 05/09/05	14,000	15,429
5.75%, 01/30/07	24,000	25,920

TD WATERHOUSE TRUST

Bond Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	PRINCIPAL AMOUNT	MARKET VALUE
Hydro-Quebec		
8.00%, 02/01/13	$ 11,000	$ 13,584
IBM Corp.		
6.50%, 01/15/28	11,000	11,314
7.00%, 10/30/45	10,000	10,808
Indiana Michigan Power, Series C		
6.13%, 12/15/06	3,000	3,268
International Bank for Reconstruction & Development		
7.00%, 01/27/05	19,000	20,441
5.00%, 03/28/06	19,000	20,287
Key Bank NA		
7.00%, 02/01/11	2,000	2,256
KFW International Finance		
4.75%, 01/24/07	11,000	11,652
Lehman Brothers Holdings		
7.75%, 01/15/05	11,000	11,975
6.25%, 05/15/06	11,000	12,039
Manitoba		
2.75%, 01/17/06	4,000	4,026
5.50%, 10/01/08	4,000	4,327
7.50%, 02/22/10	4,000	4,789
Mellon Bank NA		
6.50%, 08/01/05	5,000	5,405
Merrill Lynch & Co.		
6.88%, 11/15/18	65,000	71,337
Morgan Stanley Dean Witter & Co.		
6.10%, 04/15/06	8,000	8,668
6.75%, 04/15/11	8,000	8,914
National Rural Utilities		
6.13%, 05/15/05	20,000	21,329
New Brunswick		
3.50%, 10/23/07	4,000	4,057
Newfoundland		
8.65%, 10/22/22	4,000	5,270
7.32%, 10/13/23	4,000	4,654
Nova Scotia		
5.75%, 02/27/12	4,000	4,285

	PRINCIPAL AMOUNT	MARKET VALUE
Ontario		
4.20%, 06/30/05	$ 4,000	$ 4,162
7.00%, 08/04/05	4,000	4,387
2.63%, 12/15/05	4,000	4,035
6.00%, 02/21/06	4,000	4,350
3.50%, 09/17/07	4,000	4,029
3.13%, 05/02/08	4,000	3,923
5.50%, 10/01/08	4,000	4,337
3.75%, 12/15/09	4,000	3,968
5.13%, 07/17/12	4,000	4,124
Pacific Bell		
6.25%, 03/01/05	5,000	5,345
Procter & Gamble Co.		
6.60%, 12/15/04	17,000	18,121
Province of Saskatchewan		
7.13%, 03/15/08	4,000	4,614
Quebec		
5.50%, 04/11/06	4,000	4,308
7.00%, 01/30/07	4,000	4,521
5.75%, 02/15/09	4,000	4,338
5.00%, 07/17/09	4,000	4,169
6.13%, 01/22/11	4,000	4,385
7.50%, 07/15/23	4,000	4,713
7.13%, 02/09/24	4,000	4,517
7.50%, 09/15/29	4,000	4,720
Republic of Italy		
4.38%, 10/25/06	24,000	25,226
Southwestern Bell Telephone		
6.63%, 07/15/07	15,000	16,617
SunTrust Bank		
5.40%, 10/01/08	10,000	10,754
5.88%, 11/01/08	1,000	1,097
5.45%, 12/01/17	5,000	5,034
Unilever Capital Corp.		
6.88%, 11/01/05	8,000	8,788
United Technologies Corp.		
7.50%, 09/15/29	5,000	5,821
Vastar Resources, Inc.		
6.50%, 04/01/09	4,000	4,458
Verizon Communications		
6.94%, 04/15/28	15,000	15,229

12	13

TD WATERHOUSE TRUST

Bond Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	PRINCIPAL AMOUNT	MARKET VALUE
Verizon New England, Inc.		
6.50%, 09/15/11	$ 20,000	$ 21,732
Viacom, Inc.		
7.88%, 07/30/30	15,000	17,565
Virginia Electric & Power		
7.63%, 07/01/07	6,000	6,864
Vodafone Group		
6.65%, 05/01/08	10,000	11,183
7.88%, 02/15/30	10,000	11,642
Wachovia Corp.		
6.70%, 06/21/04	4,000	4,190
6.63%, 07/15/05	8,000	8,669
7.05%, 08/01/05	8,000	8,750
4.95%, 11/01/06	12,000	12,806
6.40%, 04/01/08	5,000	5,489
6.25%, 08/04/08	4,000	4,414
6.38%, 01/15/09	2,000	2,202
Wal-Mart Stores, Inc.		
6.55%, 08/10/04	10,000	10,517
4.15%, 06/15/05	8,000	8,305
5.88%, 10/15/05	2,000	2,160
4.38%, 07/12/07	1,000	1,039
7.25%, 06/01/13	9,000	10,526
Total Corporate Bonds (Cost $1,639,346)–11.6%		1,668,830

	NUMBER OF SHARES	MARKET VALUE
Exchange Traded Fund (Cost $664,516)–4.6%		
iShares Goldman Sachs Corp. Bond Fund	6,140	$ 659,129
Total Investments (Cost $14,084,515)–98.4%		14,135,311
Other Assets and Liabilities, Net–1.6%		222,109
Net Assets–100.0%		$ 14,357,420

MTN Medium Term Note

Please see accompanying notes to financial statements.

TD WATERHOUSE TRUST

Dow 30 Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Common Stock		
3M Co.	109,387	$ 15,336,057
Alcoa, Inc.	109,387	3,037,677
Altria Group, Inc.	109,387	4,376,574
American Express Co.	109,387	4,831,624
AT&T Corp.	109,387	2,325,568
Boeing Co.	109,387	3,622,897
Caterpillar, Inc.	109,387	7,380,341
Citigroup, Inc.	109,387	4,900,538
Coca-Cola Co.	109,387	4,919,133
E.I. Du Pont de Nemours & Co.	109,387	4,806,465
Eastman Kodak Co.	109,387	3,022,363
Exxon Mobil Corp.	109,387	3,891,990
General Electric Co.	109,387	3,110,966
General Motors Corp.	109,387	4,094,355
Hewlett-Packard Co.	109,387	2,315,723
Home Depot, Inc.	109,387	3,412,874
Honeywell International, Inc.	109,387	3,093,464
Intel Corp.	109,387	2,729,206
International Business Machines Corp.	109,387	8,887,694
International Paper Co.	109,387	4,279,219
Johnson & Johnson	109,387	5,665,153
JPMorganChase & Co.	109,387	3,834,014
McDonald's Corp.	109,387	2,516,995
Merck & Co., Inc.	109,387	6,046,913
Microsoft Corp.	109,387	2,887,817
Procter & Gamble Co.	109,387	9,611,836
SBC Communications, Inc.	109,387	2,555,280
United Technologies Corp.	109,387	8,229,184
Wal-Mart Stores, Inc.	109,387	6,115,827
Walt Disney Co.	109,387	2,397,763
Total Common Stock (Cost $156,943,150)–97.9%		144,235,510
Other (Cost $1,221,019)–0.9%		
Diamonds Trust, Series 1	13,904	$ 1,285,703
U.S. Government Obligation (Cost $169,823)–0.1%		
U.S. Treasury Bill, matures 09/18/03, par value $170,000, yield at time of purchase 1.26%[A]		169,798
Total Investments (Cost $158,333,992)–98.9%		145,691,011
Other Assets and Liabilities, Net–1.1%		1,560,600
Net Assets–100.0%		$147,251,611

[A] Security pledged as collateral on open futures contracts.

Please see accompanying notes to financial statements.

14	15

TD WATERHOUSE TRUST

500 Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Common Stock		
Aerospace & Defense–1.5%		
Boeing Co.	5,125	$ 169,740
General Dynamics Corp.	1,200	95,208
Goodrich Corp.	1,296	29,808
Lockheed Martin Corp.	2,898	151,681
Northrop Grumman Corp.	1,307	120,558
Raytheon Co.	2,822	86,635
Rockwell Collins, Inc.	1,100	28,633
United Technologies Corp.	2,972	223,584
		905,847
Agriculture–0.1%		
Monsanto Co.	2,146	49,358
Air Transportation–0.6%		
Delta Air Lines, Inc.	150	1,785
FedEx Corp.	1,735	111,716
Honeywell International, Inc.	5,356	151,468
Southwest Airlines Co.	4,400	72,204
Textron, Inc.	986	42,812
		379,985
Apparel/Textiles–0.2%		
Cintas Corp.	1,050	43,228
Jones Apparel Group, Inc.[A]	950	27,502
Liz Claiborne, Inc.	950	32,709
VF Corp.	750	28,598
		132,037
Automotive–0.8%		
Cooper Tire & Rubber	150	2,550
Dana Corp.	200	3,080
Delphi Corp.	3,909	32,836
Ford Motor Co.	12,167	134,567
General Motors Corp.	3,657	136,882
Genuine Parts Co.	750	23,205
Goodyear Tire & Rubber Co.	200	1,102
ITT Industries, Inc.	450	$ 30,015
Navistar International Corp.[A]	769	30,006
Paccar, Inc.	825	63,690
Rockwell International Corp.	900	23,256
Visteon Corp.	150	949
		482,138
Banks–8.2%		
Amsouth Bancorp	2,218	48,064
Bank of America Corp.	9,676	798,947
Bank of New York Co., Inc.	4,916	148,070
Bank One Corp.	7,178	283,962
BB&T Corp.	3,862	134,784
Charter One Financial, Inc.	1,706	55,479
Comerica, Inc.	1,150	55,752
Fifth Third Bancorp	3,649	200,731
First Tennessee National Corp.	1,021	43,801
FleetBoston Financial Corp.	6,612	205,567
Golden West Financial Corp.	900	74,340
Huntington Bancshares, Inc.	1,350	27,594
JPMorganChase & Co.	13,120	459,856
Keycorp	2,636	70,935
Marshall & Ilsley Corp.	1,200	37,584
Mellon Financial Corp.	2,450	74,113
National City Corp.	4,063	133,876
North Fork Bancorporation, Inc.	1,301	45,600
Northern Trust Corp.	1,636	71,428
PNC Financial Services Group, Inc.	1,700	83,215
Regions Financial Corp.	1,525	55,053
SouthTrust Corp.	2,533	72,596
State Street Corp.	2,369	108,737
SunTrust Banks, Inc.	1,660	101,094
Synovus Financial Corp.	2,025	47,648
Union Planters Corp.	1,596	51,295

TD WATERHOUSE TRUST

500 Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
US Bancorp	12,816	$ 314,248
Wachovia Corp.	8,689	379,622
Washington Mutual, Inc.	5,903	233,050
Wells Fargo & Co.	10,820	546,735
Zions Bancorp	550	30,712
		4,994,488
Beauty Products–2.4%		
Alberto-Culver Co., Cl. B	550	30,596
Avon Products, Inc.	1,550	96,705
Colgate-Palmolive Co.	3,693	201,638
Gillette Co.	6,373	196,033
International Flavors & Fragrances, Inc.	851	25,658
Kimberly-Clark Corp.	3,177	153,767
Procter & Gamble Co.	8,363	734,857
		1,439,254
Broadcasting, Newspapers & Advertising–1.3%		
Clear Channel Communications, Inc.[A]	3,994	163,554
Comcast Corp., Cl. A[A]	14,525	440,398
Interpublic Group Cos., Inc.	3,195	44,091
Omnicom Group	1,150	84,962
Univision Communications, Inc., Cl. A[A]	1,550	48,360
		781,365
Building & Construction–0.4%		
American Standard Cos.[A]	300	22,920
Centex Corp.	473	34,326
Fluor Corp.	825	29,395
KB Home	458	25,927
Masco Corp.	3,100	75,547
Pulte Homes, Inc.	210	12,835
Vulcan Materials Co.	450	18,099
		219,049
Chemicals–1.4%		
Air Products & Chemicals, Inc.	1,446	$ 67,210
Ashland, Inc.	100	3,279
Cooper Industries Ltd., Cl. A	818	36,262
Dow Chemical Co.	5,610	198,033
E.I. Du Pont de Nemours & Co.	6,433	282,666
Eastman Chemical Co.	700	25,410
Engelhard Corp.	1,312	34,479
Great Lakes Chemical Corp.	100	2,180
Hercules, Inc.[A]	200	2,284
PPG Industries, Inc.	1,300	73,411
Praxair, Inc.	1,000	64,660
Rohm & Haas Co.	1,500	53,055
Sigma-Aldrich Corp.	600	34,182
		877,111
Computers & Services–6.5%		
3M Co.	2,557	358,491
Apple Computer, Inc.[A]	2,600	54,730
Autodesk, Inc.	200	2,992
Cisco Systems, Inc.[A]	45,333	884,900
Computer Sciences Corp.[A]	1,200	48,684
Dell, Inc.[A]	16,588	558,684
eBay, Inc.[A]	1,949	208,933
Electronic Data Systems Corp.	3,100	69,037
EMC Corp.[A]	14,820	157,685
Gateway, Inc.[A]	300	1,533
Hewlett-Packard Co.	19,716	417,388
International Business Machines Corp.	11,161	906,831
International Game Technology	2,548	64,847
Lexmark International, Inc.[A]	800	51,336
Monster Worldwide, Inc.[A]	150	3,983
NCR Corp.[A]	949	26,164
Sun Microsystems, Inc.[A]	19,311	72,223

16	17

TD WATERHOUSE TRUST
500 Index Fund · Schedule of Investments
July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Sungard Data Systems, Inc.[A]	2,010	$ 52,742
Symbol Technologies, Inc.	603	7,724
Unisys Corp.[A]	2,700	33,102
		3,982,009

Containers & Packaging–0.2%

	NUMBER OF SHARES	MARKET VALUE
Ball Corp.	482	23,955
Bemis Co.	577	25,786
Newell Rubbermaid, Inc.	1,400	33,082
Pactiv Corp.[A]	1,271	25,102
Sealed Air Corp.[A]	754	35,989
		143,914

Data Processing–0.7%

	NUMBER OF SHARES	MARKET VALUE
Automatic Data Processing	3,838	142,313
First Data Corp.	5,087	192,085
Fiserv, Inc.[A]	1,225	47,824
IMS Health, Inc.	2,176	42,084
		424,306

Diversified Manufacturing–0.7%

	NUMBER OF SHARES	MARKET VALUE
Crane Co.	50	1,241
Danaher Corp.	900	64,980
Illinois Tool Works, Inc.	2,028	141,250
Tyco International Ltd.	12,572	233,839
		441,310

Electrical Services–5.7%

	NUMBER OF SHARES	MARKET VALUE
AES Corp.[A]	4,830	30,381
Allegheny Energy, Inc.	200	1,654
Ameren Corp.	1,275	53,244
American Electric Power Co., Inc.	2,658	74,583
Calpine Corp.[A]	2,250	12,847
Centerpoint Energy, Inc.	750	6,052
Cinergy Corp.	1,351	45,961
Citizens Communications Co.[A]	2,567	30,419
CMS Energy Corp.	200	1,300
Consolidated Edison, Inc.	1,621	64,370
Constellation Energy Group, Inc.	1,050	35,070
Dominion Resources, Inc.	2,156	$ 129,576
DTE Energy Co.	750	26,782
Duke Energy Corp.	5,859	102,825
Edison International[A]	1,650	27,077
Emerson Electric Co.	2,600	139,620
Entergy Corp.	1,571	80,922
Exelon Corp.	2,314	132,986
FirstEnergy Corp.	2,089	72,050
FPL Group, Inc.	1,259	77,643
General Electric Co.	64,551	1,835,830
NiSource, Inc.	1,300	25,090
PG&E Corp.[A]	2,850	61,133
Pinnacle West Capital Corp.	796	27,319
PPL Corp.	1,292	51,150
Progress Energy, Inc.	1,508	61,436
Public Service Enterprise Group, Inc.	1,698	69,194
Southern Co.	4,582	130,312
Teco Energy, Inc.	400	4,960
TXU Corp.	2,236	45,100
XCEL Energy, Inc.	3,203	46,379
		3,503,265

Electronic & Other Electrical Equipment–0.4%

	NUMBER OF SHARES	MARKET VALUE
Adobe Systems, Inc.	1,530	50,000
American Power Conversion[A]	1,742	30,363
Eaton Corp.	400	33,668
Jabil Circuit, Inc.[A]	1,350	31,118
Molex, Inc.	1,628	45,454
Sanmina Corp.[A]	4,867	38,644
Solectron Corp.[A]	3,500	17,885
Tektronix, Inc.[A]	100	2,113
Thomas & Betts Corp.[A]	100	1,526
		250,771

Entertainment–1.5%

	NUMBER OF SHARES	MARKET VALUE
AOL Time Warner, Inc.[A]	29,580	456,420
Carnival Corp.	3,909	134,118
Walt Disney Co.	13,758	301,575
		892,113

TD WATERHOUSE TRUST
500 Index Fund · Schedule of Investments
July 31, 2003 (Unaudited)

Environmental Services–0.2%

	NUMBER OF SHARES	MARKET VALUE
Allied Waste Industries, Inc.[A]	2,391	$ 28,979
Ecolab, Inc.	1,400	34,594
Waste Management, Inc.	3,500	83,615
		147,188

Financial Services–7.2%

	NUMBER OF SHARES	MARKET VALUE
American Express Co.	8,377	370,012
Bear Stearns Cos., Inc.	650	43,550
Capital One Financial Corp.	1,591	76,225
Charles Schwab Corp.	7,700	80,157
Citigroup, Inc.	33,250	1,489,600
Concord EFS, Inc.[A]	3,350	45,594
Countrywide Credit, Inc.	1,001	66,877
Equifax, Inc.	1,300	30,277
Fannie Mae	6,329	405,309
Federated Investors, Inc., Cl. B	700	20,118
Franklin Resources, Inc.	1,650	71,693
Freddie Mac	4,274	208,785
Goldman Sachs Group, Inc.	2,928	255,146
Janus Capital Group, Inc.	2,198	38,465
Lehman Brothers Holdings, Inc.	1,672	105,787
MBNA Corp.	8,515	189,799
Merrill Lynch & Co., Inc.	6,009	326,709
Moody's Corp.	1,134	58,650
Morgan Stanley Dean Witter & Co.	6,844	324,679
Providian Financial Corp.[A]	3,049	29,423
SLM Corp.	2,655	110,076
T. Rowe Price Group, Inc.	750	30,443
		4,377,374

Food, Beverage & Tobacco–5.2%

	NUMBER OF SHARES	MARKET VALUE
Altria Group, Inc.	13,078	523,251
Anheuser-Busch Cos., Inc.	5,472	283,559
Archer-Daniels-Midland Co.	3,285	$ 43,165
Brown-Forman Corp., Cl. B	400	31,160
Campbell Soup Co.	2,615	63,152
Coca-Cola Co.	15,910	715,473
Coca-Cola Enterprises, Inc.	3,300	56,265
Conagra Foods, Inc.	3,150	70,969
Coors, Cl. B	50	2,569
Fortune Brands, Inc.	950	52,830
General Mills, Inc.	2,608	119,629
Hershey Foods Corp.	1,003	73,028
HJ Heinz Co.	2,452	83,515
Kellogg Co.	2,400	82,392
McCormick & Co., Inc.	650	16,614
Pepsi Bottling Group, Inc.	1,842	40,487
PepsiCo, Inc.	11,097	511,239
RJ Reynolds Tobacco Holdings, Inc.	350	12,432
Sara Lee Corp.	4,542	84,890
Supervalu, Inc.	1,271	29,932
Sysco Corp.	4,206	126,727
UST, Inc.	1,352	44,954
Wm Wrigley, Jr. Co.	1,345	73,020
		3,141,252

Footwear–0.2%

	NUMBER OF SHARES	MARKET VALUE
Nike, Inc., Cl. B	1,700	87,958
Reebok International Ltd.[A]	100	3,290
		91,248

Gas/Natural Gas–0.3%

	NUMBER OF SHARES	MARKET VALUE
Dynegy, Inc.[A]	1,350	4,279
El Paso Energy Corp.	5,242	36,904
KeySpan Corp.	700	23,625
Kinder Morgan, Inc.	650	34,775
Nicor, Inc.	100	3,628
Peoples Energy Corp.	100	4,099
Sempra Energy	1,150	32,005
Williams Cos., Inc.	1,900	12,065
		151,380

18	19

TD WATERHOUSE TRUST
500 Index Fund · Schedule of Investments
July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Hotel & Motel–0.3%		
Harrah's Entertainment, Inc.[A]	650	$ 28,372
Hilton Hotels Corp.	1,900	27,740
Marriott International, Inc., Cl. A	1,550	63,705
Starwood Hotels & Resorts Worldwide, Inc.	1,623	52,910
		172,727
Household Products–0.2%		
Clorox Co.	1,150	49,899
Leggett & Platt, Inc.	1,050	23,247
Maytag Corp.	100	2,545
Sherwin-Williams Co.	1,000	30,000
Tupperware Corp.	100	1,551
Whirlpool Corp.	300	19,434
		126,676
Insurance–5.4%		
ACE Ltd.	1,917	63,242
Aetna, Inc.	1,035	63,777
Aflac, Inc.	3,410	109,393
Allstate Corp.	4,399	167,294
AMBAC Financial Group, Inc.	600	39,522
American International Group	16,847	1,081,577
Anthem, Inc.[A]	993	74,981
AON Corp.	1,500	36,075
Chubb Corp.	1,174	76,075
Cigna Corp.	800	37,424
Cincinnati Financial Corp.	1,300	51,090
Hartford Financial Services Group, Inc.	1,748	91,228
Jefferson-Pilot Corp.	1,150	50,600
John Hancock Financial Services	2,100	68,565
Lincoln National Corp.	1,300	48,542
Loews Corp.	1,386	63,756
Marsh & McLennan Cos., Inc.	3,415	169,452
MBIA, Inc.	1,125	$ 56,948
Metlife, Inc.	4,576	126,847
MGIC Investment Corp.	500	27,750
Principal Financial Group	2,080	67,808
Progressive Corp.	1,400	92,386
Prudential Financial, Inc.	3,277	116,596
Safeco Corp.	950	35,369
St. Paul Cos.	1,683	59,191
Torchmark Corp.	650	26,416
Travelers Property Casualty Corp., Cl. B	6,499	104,894
UnitedHealth Group, Inc.	3,904	203,359
UnumProvident Group, Inc.	2,768	37,589
XL Capital Ltd., Cl. A	750	59,625
		3,307,371
Leisure Products–0.1%		
Brunswick Corp.	100	2,695
Hasbro, Inc.	431	8,124
Mattel, Inc.	2,250	43,718
		54,537
Machinery & Manufacturing Operations–0.8%		
Black & Decker Corp.	550	22,473
Caterpillar, Inc.	2,039	137,571
Cummins, Inc.	100	4,633
Deere & Co.	1,650	83,787
Dover Corp.	1,350	49,424
Ingersoll-Rand Co., Cl. A	1,177	63,840
McDermott International, Inc.[A]	200	1,182
Pall Corp.	1,188	26,813
Parker Hannifin Corp.	500	23,050
Snap-On, Inc.	100	2,832
Stanley Works	930	26,347
WW Grainger, Inc.	600	29,520
		471,472

TD WATERHOUSE TRUST
500 Index Fund · Schedule of Investments
July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Measuring Devices–0.2%		
Agilent Technologies, Inc.[A]	2,850	$ 61,931
Applied Biosystems Group-Applera Corp.	1,903	41,200
PerkinElmer, Inc.	100	1,486
Thermo Electron Corp.[A]	1,393	30,994
Waters Corp.[A]	400	12,684
		148,295
Medical Products & Services–4.9%		
Amgen, Inc.[A]	8,135	566,033
Bausch & Lomb, Inc.	100	4,227
Baxter International, Inc.	4,251	117,370
Becton Dickinson & Co.	1,650	60,440
Biomet, Inc.	1,725	51,077
Boston Scientific Corp.[A]	2,626	166,042
CR Bard, Inc.	504	34,554
Guidant Corp.	1,795	84,760
HCA, Inc.	3,678	129,650
Health Management Associates, Inc., Cl. A	1,400	27,958
Humana, Inc.[A]	1,748	30,625
Johnson & Johnson	19,175	993,073
Manor Care, Inc.[A]	150	4,275
Medtronic, Inc.	7,877	405,666
St. Jude Medical, Inc.[A]	1,205	64,648
Stryker Corp.	1,156	88,457
Tenet Healthcare Corp.[A]	2,275	31,350
WellPoint Health Networks[A]	1,025	85,741
Zimmer Holdings, Inc.[A]	1,229	58,758
		3,004,704
Metal & Metal Industries–0.5%		
Alcoa, Inc.	5,512	153,068
Allegheny Technologies, Inc.	150	1,133
Freeport-McMoran Copper & Gold, Inc., Cl. B	456	12,216
Newmont Mining Corp.	2,780	100,358
Nucor Corp.	500	24,660
Phelps Dodge Corp.[A]	721	$ 30,419
United States Steel Corp.	150	2,364
Worthington Industries	200	2,940
		327,158
Misc. Business Services–0.5%		
Cendant Corp.[A]	6,100	109,495
Convergys Corp.[A]	250	4,217
Deluxe Corp.	600	26,640
H&R Block, Inc.	1,253	53,115
Paychex, Inc.	2,250	73,192
Robert Half International, Inc.[A]	1,550	33,651
		300,310
Motorcycles–0.2%		
Harley-Davidson, Inc.	2,199	103,089
Office Supplies & Equipment–0.2%		
Avery Dennison Corp.	700	37,772
Pitney Bowes, Inc.	1,550	59,055
Xerox Corp.[A]	4,850	52,380
		149,207
Paper & Paper Products–0.6%		
Boise Cascade Corp.	100	2,479
Georgia-Pacific Corp.	2,267	49,534
International Paper Co.	3,158	123,541
Louisiana-Pacific Corp.[A]	200	2,430
MeadWestvaco Corp.	1,782	43,142
Temple-Inland, Inc.	597	27,695
Weyerhaeuser Co.	1,530	86,124
		334,945
Petroleum & Fuel Products–5.3%		
Amerada Hess Corp.	450	21,136
Anadarko Petroleum Corp.	1,500	65,700
Apache Corp.	1,013	62,765
Baker Hughes, Inc.	2,019	63,417
BJ Services Co.[A]	1,234	42,264

20	21

TD WATERHOUSE TRUST
500 Index Fund · Schedule of Investments
July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Burlington Resources, Inc.	1,250	$ 57,713
ChevronTexaco Corp.	6,901	497,631
ConocoPhillips	4,151	217,263
Devon Energy Corp.	1,435	67,976
EOG Resources, Inc.	650	25,207
Exxon Mobil Corp.	43,141	1,534,957
Halliburton Co.	3,078	68,239
Kerr-McGee Corp.	550	24,200
Marathon Oil Corp.	2,457	63,243
Nabors Industries Ltd.[A]	1,150	41,170
Noble Corp.[A]	750	24,653
Occidental Petroleum Corp.	2,525	82,542
Rowan Cos., Inc.[A]	100	2,195
Schlumberger Ltd.	3,525	158,872
Sunoco, Inc.	694	25,678
Transocean, Inc.[A]	1,650	32,291
Unocal Corp.	1,700	49,793
		3,228,905

Pharmaceuticals–8.2%

	NUMBER OF SHARES	MARKET VALUE
Abbott Laboratories	10,082	395,718
Allergan, Inc.	700	56,336
AmerisourceBergen Corp.	866	54,636
Biogen, Inc.[A]	1,221	46,911
Bristol-Myers Squibb Co.	12,521	328,050
Cardinal Health, Inc.	2,700	147,825
Chiron Corp.[A]	1,200	54,720
Eli Lilly & Co.	7,257	477,801
Forest Laboratories, Inc.[A]	2,352	112,614
Genzyme Corp.[A]	1,600	80,704
King Pharmaceuticals, Inc.[A]	2,172	32,710
McKesson Corp.	2,225	71,779
Medimmune, Inc.[A]	1,400	54,866
Merck & Co., Inc.	14,483	800,620
Pfizer, Inc.	50,992	1,701,093
Schering-Plough Corp.	9,451	160,478
Watson Pharmaceuticals, Inc.[A]	870	34,748
Wyeth	8,740	$ 398,369
		5,009,978

Photographic Equipment & Supplies–0.1%

	NUMBER OF SHARES	MARKET VALUE
Eastman Kodak Co.	2,282	63,052

Printing & Publishing–0.7%

	NUMBER OF SHARES	MARKET VALUE
American Greetings, Cl. A[A]	200	3,562
Dow Jones & Co., Inc.	718	30,393
Gannett Co., Inc.	1,826	140,291
Knight-Ridder, Inc.	500	34,315
McGraw-Hill Cos., Inc.	1,200	72,936
Meredith Corp.	50	2,274
New York Times Co., Cl. A	1,183	52,762
RR Donnelley & Sons Co.	1,146	30,323
Tribune Co.	1,750	82,635
		449,491

Professional Services–0.1%

	NUMBER OF SHARES	MARKET VALUE
Apollo Group, Inc., Cl. A[A]	1,174	76,028

Railroads–0.4%

	NUMBER OF SHARES	MARKET VALUE
Burlington Northern Santa Fe Corp.	2,634	72,593
CSX Corp.	1,600	50,080
Norfolk Southern Corp.	2,000	38,460
Union Pacific Corp.	1,823	111,094
		272,227

Real Estate Investment Trusts–0.4%

	NUMBER OF SHARES	MARKET VALUE
Apartment Investment & Management Co., Cl. A	449	17,695
Equity Office Properties Trust	2,250	62,415
Equity Residential Properties Trust	1,550	43,245
Plum Creek Timber Co., Inc.	1,500	40,740
Prologis	1,000	27,550

TD WATERHOUSE TRUST
500 Index Fund · Schedule of Investments
July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Simon Property Group, Inc.	1,248	$ 52,853
		244,498

Retail–7.2%

	NUMBER OF SHARES	MARKET VALUE
Albertson's, Inc.	2,875	54,222
Autonation, Inc.[A]	1,500	25,785
Autozone, Inc.[A]	650	54,119
Bed Bath & Beyond, Inc.[A]	1,600	61,904
Best Buy Co., Inc.[A]	2,025	88,391
Big Lots, Inc.[A]	200	3,082
Circuit City Stores	850	7,803
CVS Corp.	2,400	71,976
Darden Restaurants, Inc.	975	18,242
Dillard's, Inc., Cl. A	150	2,260
Dollar General Corp.	1,950	35,880
Family Dollar Stores	940	35,259
Federated Department Stores	1,478	59,135
Gap, Inc.	6,244	112,330
Home Depot, Inc.	14,840	463,008
JC Penney Co.	1,000	18,580
Kohls Corp.[A]	1,980	117,513
Kroger Co.[A]	4,650	78,818
Limited Brands	4,051	67,692
Lowe's Cos., Inc.	4,894	232,759
May Department Stores Co.	1,400	34,594
McDonald's Corp.	8,510	195,815
Nordstrom, Inc.	1,453	30,673
Office Depot, Inc.[A]	1,300	21,580
RadioShack Corp.	700	18,599
Safeway, Inc.[A]	2,751	58,734
Sears, Roebuck & Co.	2,000	81,400
Staples, Inc.[A]	3,670	73,914
Starbucks Corp.[A]	2,300	62,859
Target Corp.	5,944	227,774
Tiffany & Co.	900	30,924
TJX Cos., Inc.	3,742	72,782
Toys 'R' Us, Inc.[A]	2,222	24,775
Wal-Mart Stores, Inc.	28,283	1,581,303
Walgreen Co.	6,461	193,313
Wendy's International, Inc.	700	20,573
Winn-Dixie Stores, Inc.	200	2,292
Yum! Brands, Inc.[A]	1,750	$ 52,378
		4,393,040

Semi-Conductors/Instruments–3.6%

	NUMBER OF SHARES	MARKET VALUE
Advanced Micro Devices, Inc.[A]	1,000	7,300
Altera Corp.[A]	2,950	56,758
Analog Devices, Inc.[A]	2,250	85,387
Applied Materials, Inc.[A]	10,504	204,828
Applied Micro Circuits Corp.[A]	250	1,432
Broadcom Corp., Cl. A[A]	1,900	38,513
Intel Corp.	42,202	1,052,940
JDS Uniphase Corp.[A]	10,350	31,153
Johnson Controls, Inc.	450	43,474
KLA-Tencor Corp.[A]	1,409	72,775
Linear Technology Corp.	2,000	73,760
LSI Logic Corp.[A]	1,400	13,034
Maxim Integrated Products	1,800	70,344
Micron Technology, Inc.[A]	4,499	65,865
Millipore Corp.[A]	50	2,225
National Semiconductor Corp.[A]	800	17,880
Novellus Systems, Inc.[A]	1,165	41,719
Nvidia Corp.[A]	512	9,789
PMC-Sierra, Inc.[A]	1,922	23,564
Power-One, Inc.[A]	100	1,059
QLogic Corp.[A]	750	31,613
Teradyne, Inc.[A]	750	12,338
Texas Instruments, Inc.	10,973	207,061
Xilinx, Inc.[A]	2,212	58,131
		2,222,942

Software–4.7%

	NUMBER OF SHARES	MARKET VALUE
BMC Software, Inc.[A]	1,721	24,266
Citrix Systems, Inc.[A]	1,542	27,987
Computer Associates International, Inc.	3,400	86,530
Compuware Corp.[A]	500	2,575
Electronic Arts, Inc.[A]	800	67,200
Intuit, Inc.[A]	1,250	53,775

22	23

TD WATERHOUSE TRUST

500 Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Mercury Interactive Corp.[A]	805	$ 31,685
Microsoft Corp.	69,343	1,830,655
Novell, Inc.[A]	450	1,597
Oracle Corp.[A]	33,864	406,368
Parametric Technology Corp.[A]	350	1,117
Peoplesoft, Inc.[A]	2,639	43,992
Siebel Systems, Inc.[A]	3,634	34,087
Symantec Corp.[A]	800	37,528
Veritas Software Corp.[A]	2,735	84,238
Yahoo, Inc.[A]	4,204	130,871
		2,864,471
Telephones & Telecommunications–5.3%		
ADC Telecommunications, Inc.[A]	800	1,744
Alltel Corp.	1,846	86,374
Andrew Corp.[A]	150	1,633
AT&T Corp.	5,175	110,020
AT&T Wireless Services, Inc.[A]	17,580	149,957
Avaya, Inc.[A]	3,961	38,026
BellSouth Corp.	11,929	303,832
CenturyTel, Inc.	750	25,717
CIENA Corp.[A]	4,413	25,640
Comverse Technology, Inc.[A]	1,730	25,518
Corning, Inc.[A]	7,250	59,015
Lucent Technologies, Inc.[A]	24,365	42,882
Motorola, Inc.	14,434	130,483
Network Appliance, Inc.[A]	2,825	45,144
Nextel Communications, Inc., Cl. A[A]	6,832	124,752
Qualcomm, Inc.	5,129	192,132
Qwest Communications International[A]	12,606	50,298
SBC Communications, Inc.	21,646	505,651
Scientific-Atlanta, Inc.	1,506	45,617
Sprint Corp. (FON Group)	6,559	92,613
Sprint Corp. (PCS Group)[A]	8,190	$ 50,369
Tellabs, Inc.[A]	3,300	22,209
Verizon Communications, Inc.	17,764	619,253
Viacom, Inc., Cl. B[A]	11,342	493,604
		3,242,483
Testing Laboratories–0.1%		
Quest Diagnostics, Inc.[A]	500	29,880
Quintiles Transnational Corp.[A]	150	2,063
		31,943
Travel Services–0.0%		
Sabre Holdings Corp.	500	11,540
Trucking & Leasing–0.8%		
Ryder System, Inc.	150	4,359
United Parcel Service, Inc., Cl. B	7,268	458,465
		462,824
Wholesale–0.2%		
Costco Wholesale Corp.[A]	3,103	114,966
Total Common Stock (Cost $61,286,309)–96.7%		58,995,641
Total Investments (Cost $61,286,309)–96.7%		58,995,641
Other Assets and Liabilities, Net–3.3%		2,030,126
Net Assets–100.0%		$ 61,025,767

[A]Non-income producing security.

Please see accompanying notes to financial statements.

TD WATERHOUSE TRUST

Extended Market Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Common Stock		
Aerospace & Defense–1.4%		
Alliant Techsystems, Inc.[A]	225	$ 12,352
BE Aerospace, Inc.[A]	1,250	4,688
Curtiss-Wright Corp.	150	9,405
ESCO Technologies, Inc.[A]	220	10,652
Hughes Electronics Corp., Cl. H[A]	4,713	64,709
Kaman Corp., Cl. A	1,461	17,956
Sequa Corp.[A]	200	7,892
Trimble Navigation Ltd.[A]	311	8,506
Triumph Group, Inc.[A]	250	7,778
United Defense Industries, Inc.[A]	400	10,156
Veridian Corp.[A]	290	10,138
		164,232
Agriculture–0.1%		
Bunge Ltd.	400	11,980
Delta & Pine Land Co.	200	4,942
		16,922
Air Transportation–0.6%		
Airborne, Inc.	300	6,762
Alaska Air Group, Inc.[A]	350	8,561
AMR Corp.-Delaware[A]	910	8,509
Continental Airlines, Inc., Cl. B[A]	250	3,658
EGL, Inc.[A]	450	7,434
ExpressJet Holdings, Inc.[A]	960	12,902
JetBlue Airways Corp.[A]	290	13,212
Mesa Air Group, Inc.[A]	1,021	10,894
Skywest, Inc.	200	3,738
		75,670
Apparel/Textiles–0.7%		
Coach, Inc.[A]	400	21,200
Columbia Sportswear Co.[A]	150	7,948
Kellwood Co.	350	11,497
Mohawk Industries, Inc.[A]	300	20,223
Polo Ralph Lauren Corp.	250	6,603
Quiksilver, Inc.[A]	550	$ 9,504
Russell Corp.	600	11,946
		88,921
Automotive–1.1%		
American Axle & Manufacturing Holdings, Inc.[A]	200	5,790
ArvinMeritor, Inc.	300	5,475
BorgWarner, Inc.	160	10,683
Clarcor, Inc.	100	4,023
Collins & Aikman Corp.[A]	460	1,178
Federal Signal Corp.	250	4,987
Harsco Corp.	180	6,728
Kroll, Inc.[A]	200	4,564
Oshkosh Truck Corp.	100	6,652
Polaris Industries, Inc.	100	7,900
Sports Resorts Internatioal, Inc.[A]	3,847	15,619
SPX Corp.[A]	534	25,146
Superior Industries International	300	12,969
Teleflex, Inc.	330	15,091
		126,805
Banks–9.4%		
Associated Bancorp	330	12,401
Astoria Financial Corp.	400	11,256
Bancorpsouth, Inc.	400	8,480
Bank of Granite Corp.	872	17,248
Bank of Hawaii Corp.	400	13,472
BankAtlantic Bancorp, Inc., Cl. A	950	13,252
Banknorth Group, Inc.	870	24,012
Banner Corp.	754	16,098
BOK Financial Corp.[A]	200	7,720
BSB Bancorp, Inc.	613	16,349
Capitol Federal Financial	250	7,500
Chittenden Corp.	410	11,972
Citizens Banking Corp.-Michigan	200	5,180
Citizens First Bancorp, Inc.	703	15,255
City National Corp.	300	15,105
Coastal Financial Corp.	55	797

24	25

TD WATERHOUSE TRUST

Extended Market Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
CoBiz, Inc.	525	$ 9,004
Colonial BancGroup, Inc.	500	7,455
Commerce Bancorp, Inc.	300	12,153
Commerce Bancshares, Inc.	315	13,747
Commercial Capital Bancorp, Inc.[A]	946	17,974
Commercial Federal Corp.	450	10,287
Community First Bankshares, Inc.	200	5,494
Compass Bancshares, Inc.	550	18,584
Corus Bankshares, Inc.	250	12,862
Cullen/Frost Bankers, Inc.	300	10,986
CVB Financial Corp.	150	2,956
Downey Financial Corp.	100	4,142
East-West Bancorp, Inc.	100	4,323
First Bancorp Puerto Rico	200	6,030
First Charter Corp.	600	11,100
First Commonwealth Financial Corp.	300	3,972
First Financial Bancorp	250	3,820
First Midwest Bancorp, Inc.	437	13,084
First Niagara Financial Group, Inc.	350	5,740
First of Long Island Corp.	300	12,600
FirstMerit Corp.	350	8,354
Flagstar Bancorp, Inc.	300	5,943
FNB Corp.	441	13,914
Frontier Financial Corp.	400	11,972
Fulton Financial Corp.	368	7,427
GBC Bancorp/California	400	16,132
Greater Bay Bancorp	200	3,918
Greenpoint Financial Corp.	450	22,617
Harbor Florida Bancshares, Inc.	100	2,591
Hibernia Corp., Cl. A	600	12,006
Hudson City Bancorp, Inc.	900	24,489
Hudson United Bancorp	400	14,612
Independence Community Bank	200	6,516
IndyMac Bancorp, Inc.	200	4,868
International Bancshares Corp.	180	6,876
Investors Financial Services Corp.	300	$ 9,561
ITLA Capital Corp.[A]	384	17,142
M&T Bank Corp.	574	50,839
Mercantile Bankshares Corp.	300	12,234
Mid-State Bancshares	350	7,095
Nara Bancorp, Inc.	100	1,891
NASB Financial, Inc.	556	18,003
National Commerce Financial Corp.	950	23,275
New York Community Bancorp, Inc.	500	14,950
Old National Bancorp-Indiana	300	7,164
Pacific Capital Bancorp	200	6,658
Park National Corp.	90	10,800
Peapack Gladstone Financial Corp.	455	16,312
Peoples Bank Bridgeport	250	7,123
Peoples Holding Co.	357	17,207
Popular, Inc.	600	22,524
Provident Bankshares Corp.	450	12,339
Provident Financial Group, Inc.	200	5,288
Republic Bancorp, Inc.	300	4,101
Roslyn Bancorp, Inc.	300	6,699
S&T Bancorp, Inc.	150	4,460
Second Bancorp Inc.	606	16,828
Silicon Valley Bancshares[A]	200	4,926
Sky Financial Group, Inc.	340	7,888
South Financial Group, Inc.	610	15,159
Southwest Bancorp of Texas[A]	200	7,100
Sovereign Bancorp, Inc.	1,200	21,528
Staten Island Bancorp, Inc.	550	12,100
Sterling Bancshares, Inc.	700	8,638
Susquehanna Bancshares, Inc.	200	5,188
TCF Financial Corp.	350	15,978

TD WATERHOUSE TRUST

Extended Market Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Texas Regional Bancshares, Inc., Cl. A	200	$ 6,596
Trustco Bank Corp.	400	4,920
Trustmark Corp.	250	6,778
UCBH Holdings, Inc.	500	15,415
UMB Financial Corp.	250	11,575
UnionBanCal Corp.	650	29,036
United Bankshares, Inc.	200	6,062
Valley National Bancorp	327	9,002
W Holding Co., Inc.	300	5,760
Warwick Community Bancorp, Inc.	100	2,915
Washington Federal, Inc.	550	13,310
Webster Financial Corp.	200	7,492
Westamerica Bancorporation	200	8,848
Westcorp	300	10,140
Whitney Holding Corp.	375	12,956
Willow Grove Bancorp, Inc.	892	15,209
Wilmington Trust Corp.	300	9,525
		1,111,182
Beauty Products–0.4%		
Chattem, Inc.[A]	500	8,750
DEL Laboratories, Inc.[A]	55	1,400
Dial Corp.	300	5,874
Estee Lauder Cos., Inc., Cl. A	500	18,665
Playtex Products, Inc.[A]	1,520	10,351
		45,040
Broadcasting, Newspapers & Advertising–3.4%		
4Kids Entertainment, Inc.[A]	350	6,114
Adelphia Communications, Cl. A[A]	400	132
Beasley Broadcasting Group, Cl. A[A]	500	6,550
Cablevision Systems Corp., Cl. A[A]	900	19,170
Catalina Marketing Corp.[A]	300	5,049
Charter Communications, Inc., Cl. A[A]	500	2,435
COX Communications, Inc., Cl. A[A]	2,799	$ 88,980
COX Radio, Inc. Cl. A[A]	200	4,190
Emmis Communications Corp., Cl. A[A]	250	5,002
Entercom Communications Corp.[A]	250	11,848
Fox Entertainment Group, Inc., Cl. A[A]	1,600	48,432
Getty Images, Inc.[A]	200	7,626
Hearst-Argyle Television, Inc.[A]	500	11,300
Hispanic Broadcasting Corp.[A]	500	13,090
Insight Communications[A]	450	6,120
InterActiveCorp[A]	2,334	94,457
Lamar Advertising Co.[A]	400	13,724
Mediacom Communications Corp.[A]	750	7,065
Price Communications Corp.[A]	300	3,810
Radio One, Inc., Cl. A[A]	650	10,934
Sinclair Broadcast Group, Inc., Cl. A[A]	400	4,132
Tivo, Inc.[A]	1,500	16,335
Westwood One, Inc.[A]	450	13,743
XM Satellite Radio Holdings, Inc., Cl. A[A]	365	5,019
		405,257
Building & Construction–1.8%		
ABM Industries, Inc.	400	6,488
Beazer Homes USA, Inc.[A]	50	3,858
Butler Manufacturing Co.	400	6,340
Centex Construction Corp.	100	4,500
Champion Enterprises, Inc.[A]	1,709	11,091
Clayton Homes, Inc.	1,112	13,867
DR Horton, Inc.	698	19,649
Encompass Services Corp.[A]	1,000	1
Fleetwood Enterprises, Inc.[A]	1,003	9,007
Florida Rock Industries, Inc.	300	14,352

26	27

TD WATERHOUSE TRUST

Extended Market Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Granite Construction, Inc.	125	$ 2,246
Griffon Corp.[A]	700	12,530
Hovnanian Enterprises, Inc., Cl. A[A]	170	8,390
Lafarge North America, Inc.	300	10,050
Lennar Corp.	300	19,557
Martin Marietta Materials, Inc.	250	9,575
MDC Holdings, Inc.	200	9,952
NVR, Inc.[A]	50	20,450
Ryland Group, Inc.	100	6,489
Simspon Manufacturing Co., Inc.[A]	150	6,699
Standard-Pacific Corp.	50	1,700
Toll Brothers, Inc.[A]	300	7,950
Walter Industries, Inc.	800	10,040
		214,781
Chemicals–1.3%		
Airgas, Inc.	400	7,776
Albemarle Corp.	200	5,458
Cabot Corp.	300	8,184
Cabot Microelectronics Corp.[A]	250	15,527
Church & Dwight, Inc.	200	6,480
Crompton Corp.	950	5,918
Cytec Industries, Inc.[A]	150	5,793
Ferro Corp.	660	14,362
Georgia Gulf Corp.	200	4,576
Lubrizol Corp.	400	13,356
Lyondell Chemical Co.	600	8,982
Millennium Chemicals	650	7,254
Minerals Technologies, Inc.	210	10,490
NL Industries	250	4,460
Olin Corp.	590	11,021
Scotts Co., Cl. A[A]	250	13,250
Solutia, Inc.	6,850	8,357
Spartech Corp.	150	3,410
		154,654
Coal Mining–0.4%		
Arch Coal, Inc.	450	$ 9,247
Consol Energy, Inc.	350	6,528
Massey Energy Co.	700	8,015
Peabody Energy Corp.	444	13,626
Penn Virginia Resource Partners LP	500	14,985
		52,401
Communications Equipment–1.7%		
Comtech Telecommunications[A]	772	13,989
Dionex Corp.[A]	200	8,152
Echostar Communications Corp., Cl. A[A]	1,130	40,985
Gemstar-TV Guide International, Inc.[A]	1,350	6,358
Harman International Industries, Inc.	200	16,720
Harris Corp.	350	11,329
Interdigital Communications Corp.[A]	270	4,288
InterVoice-Brite, Inc.[A]	500	3,550
L-3 Communications Holdings, Inc.[A]	400	19,632
Netro Corp.[A]	200	596
Openwave Systems, Inc.[A]	2,941	11,323
Plantronics, Inc.[A]	250	6,060
Polycom, Inc.[A]	1,150	19,205
Powerwave Technologies, Inc.[A]	250	1,925
Sirius Satellite Radio, Inc.[A]	5,660	10,188
Somera Communications, Inc.[A]	1,150	1,909
Sonus Networks, Inc.[A]	1,740	12,076
Tekelec[A]	550	8,068
		196,353

TD WATERHOUSE TRUST

Extended Market Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Computers & Services–6.1%		
3Com Corp.[A]	2,980	$ 14,542
Adaptec, Inc.[A]	900	6,093
Aether Systems, Inc.[A]	150	877
Affiliated Computer Services, Inc., Cl. A[A]	650	32,207
Amazon.com, Inc.[A]	1,650	68,838
Anteon International Corp.[A]	200	6,320
Avocent Corp.[A]	200	5,356
Black Box Corp.	200	8,100
Blue Coat Systems, Inc.[A]	20	114
Brady Corp.	100	3,441
CACI International, Inc., Cl. A[A]	300	11,802
Cadence Design Systems, Inc.[A]	1,150	15,720
CDW Corp.[A]	350	16,758
Ceridian Corp.[A]	600	11,190
Checkfree Corp.[A]	350	9,418
CMGI, Inc.[A]	400	716
CNET Networks, Inc.[A]	600	4,380
Cognex Corp.[A]	350	9,975
Cognizant Technology Solutions Corp.[A]	600	18,468
Compucom Systems, Inc.[A]	3,312	18,547
Diebold, Inc.	300	13,263
DoubleClick, Inc.[A]	1,310	14,698
Drexler Technology Corp.[A]	650	13,306
Drugstore.com[A]	250	1,390
Earthlink, Inc.[A]	1,270	9,716
Electronics for Imaging[A]	300	6,300
Expedia, Inc., Cl. A[A]	150	11,732
Extreme Networks, Inc.[A]	1,150	7,038
Factset Research Systems, Inc.	350	16,100
I-many, Inc.[A]	600	677
Imation Corp.	100	3,569
Infospace, Inc.[A]	215	3,446
Intergraph Corp.[A]	300	6,630
Interland, Inc.[A]	1,150	978
Internap Network Services[A]	500	635
Jack Henry & Associates	350	$ 6,542
Keynote Systems, Inc.[A]	1,473	15,363
Kronos, Inc.[A]	100	5,540
Macromedia, Inc.[A]	630	12,928
Maxtor Corp.[A]	875	8,750
McData Corp., Cl. A[A]	350	3,784
Mentor Graphics Corp.[A]	200	3,408
Nuance Communications, Inc.[A]	150	791
NYFIX, Inc.[A]	850	4,948
Overland Storage, Inc.[A]	732	15,035
Overture Services, Inc.[A]	300	7,104
Perot Systems Corp., Cl. A[A]	500	5,425
Pioneer Standard Electronics	2,052	18,427
Priceline.com, Inc.[A]	91	2,994
Quantum Corp.[A]	1,250	3,750
Rainbow Technologies, Inc.[A]	1,694	12,553
Redback Networks[A]	200	84
RSA Security, Inc.[A]	500	6,100
Safenet, Inc.[A]	500	17,375
Sandisk Corp.[A]	410	23,243
Scansource, Inc.[A]	400	13,424
Seagate Technology	490	10,682
Silicon Graphics, Inc.[A]	13,514	16,622
Stamps.com, Inc.[A]	2,989	15,752
Storage Technology Corp.[A]	500	13,320
Synopsys, Inc.[A]	410	25,629
Syntel, Inc.[A]	200	4,480
United Online, Inc.[A]	350	10,966
VeriSign, Inc.[A]	800	10,680
WebMD Corp.[A]	1,800	21,744
Websense, Inc.[A]	350	7,287
Western Digital Corp.[A]	1,000	9,960
Zebra Technologies Corp., Cl. A[A]	200	15,516
		722,546

28	29

TD WATERHOUSE TRUST

Extended Market Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Consumer Products–0.3%		
Blyth, Inc.	200	$ 5,232
Furniture Brands International, Inc.[A]	200	4,752
Maxwell Shoe Co., Inc., Cl. A[A]	1,080	14,656
Timberland Co., Cl. A[A]	150	6,723
Wolverine World Wide, Inc.	200	3,820
		35,183
Consumer Services–0.9%		
AMN Healthcare Services, Inc.[A]	400	5,680
Heidrick & Struggles International, Inc.[A]	1,148	20,572
Korn/Ferry International[A]	700	7,490
Manpower, Inc.	350	13,335
On Assignment, Inc.[A]	550	2,981
Regis Corp.	400	12,316
Roto-Rooter, Inc.	300	11,262
Service Corp. International[A]	3,300	13,299
Weight Watchers International, Inc.[A]	550	24,695
		111,630
Containers & Packaging–0.3%		
Crown Holdings, Inc.[A]	800	5,976
Longview Fibre Co.	500	4,300
Owens-Illinois, Inc.[A]	1,400	16,002
Sonoco Products Co.	450	10,260
		36,538
Data Processing–0.9%		
Acxiom Corp.[A]	800	12,712
Arbitron, Inc.[A]	100	3,720
Certegy, Inc.[A]	400	10,892
Choicepoint, Inc.[A]	333	12,701
CSG Systems International[A]	200	3,018
Dun & Bradstreet Corp.[A]	350	14,388
Fair Isaac & Co., Inc.	200	10,808
Legato Systems, Inc.[A]	1,040	$ 9,797
Total System Services, Inc.	1,050	24,360
		102,396
Electrical Services–2.1%		
Allete, Inc.	300	8,040
Alliant Energy Corp.	350	7,108
Aquila, Inc.	515	1,329
AVX Corp.	550	6,022
CH Energy Group, Inc.	150	6,502
Cleco Corp.	500	8,000
DPL, Inc.	600	8,730
DQE, Inc.	500	7,160
EMCOR Group, Inc.[A]	100	4,130
Energy East Corp.	700	14,497
GrafTech International Ltd.[A]	750	5,175
Great Plains Energy, Inc.	300	8,559
Hawaiian Electric Industries	200	8,506
Hubbell, Inc., Cl. B	350	12,005
Idacorp, Inc.	200	5,430
Kemet Corp.[A]	550	5,967
MDU Resources Group, Inc.	400	12,688
Newpower Holdings, Inc.[A]	1,050	409
Northeast Utilities	750	12,600
NSTAR	250	11,182
OGE Energy Corp.	400	7,968
Otter Tail Corp.	100	2,621
Pepco Holdings, Inc.	629	10,894
PNM Resources, Inc.	350	9,342
Puget Energy, Inc.	450	9,842
Reliant Resources, Inc.[A]	1,500	7,440
Scana Corp.	400	13,280
Sierra Pacific Resources[A]	300	1,545
Touch America Holdings, Inc.[A]	450	14
Vicor Corp.[A]	400	4,024
Vishay Intertechnology, Inc.[A]	400	5,320
Westar Energy, Inc.	350	5,884

TD WATERHOUSE TRUST

Extended Market Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Wisconsin Energy Corp.	450	$ 12,668
WPS Resources Corp.	150	5,972
		250,853
Electrical Technology–0.5%		
Ametek, Inc.	150	5,934
C&D Technologies, Inc.	300	4,515
Capstone Turbine Corp.[A]	200	234
Carlisle Cos., Inc.	100	4,375
Electro Scientific Industries, Inc.[A]	600	10,296
Energizer Holdings, Inc.[A]	400	13,700
FuelCell Energy, Inc.[A]	650	5,219
Lincoln Electric Holdings, Inc.	250	5,670
Wilson Greatbatch Technologies, Inc.[A]	350	13,689
		63,632
Entertainment–2.3%		
Alliance Gaming Corp.[A]	250	5,332
Argosy Gaming Co.[A]	300	6,960
Avid Technology, Inc.[A]	100	4,646
Blockbuster, Inc., Cl. A	200	3,568
Cedar Fair LP	450	12,136
Department 56, Inc.[A]	1,045	14,526
Dover Downs Gaming & Entertainment, Inc.	490	4,420
Dover Motorsports, Inc.	700	2,800
Hollywood Entertainment Corp.[A]	300	5,022
International Speedway, Inc., Cl. A	250	9,660
Liberty Media Corp., Cl. A[A]	11,270	124,984
Macrovision Corp.[A]	150	3,525
Metro-Goldwyn-Mayer, Inc.[A]	1,300	17,771
Park Place Entertainment Corp.[A]	1,050	9,398
Penn National Gaming, Inc.[A]	200	4,300
Regal Entertainment Group, Cl. A	533	9,834
Royal Caribbean Cruises Ltd.	900	$ 26,325
Speedway Motorsports, Inc.	200	5,176
		270,383
Environmental Services–0.5%		
Casella Waste Systems, Inc., Cl. A[A]	75	870
Eden Bioscience Corp.[A]	50	70
IMC Global, Inc.	1,050	7,676
KFX, Inc.[A]	3,598	13,672
Republic Services, Inc.[A]	700	16,940
Stericycle, Inc.[A]	200	9,026
Waste Connections, Inc.[A]	200	6,790
		55,044
Financial Services–2.9%		
Actrade Financial Technologies Ltd.[A]	350	210
Affiliated Managers Group[A]	100	6,542
AG Edwards, Inc.	300	11,097
Alliance Capital Management Holding LP	250	9,237
Allied Capital Corp.	400	9,420
American Capital Strategies, Ltd.	200	5,626
AmeriCredit Corp.[A]	1,310	9,733
Ameritrade Holding Corp., Cl. A[A]	1,600	15,360
Chicago Mercantile Exchange	150	11,048
CITGroup, Inc.	1,100	30,668
Doral Financial Corp.	250	10,975
E*Trade Group, Inc.[A]	2,200	20,152
Eaton Vance Corp.	300	10,038
Federal Agricultural Mortgage Corp., Cl. A[A]	400	7,400
Friedman Billing Ramsey Group, Inc.	600	9,948
Interactive Data Corp.[A]	600	10,026
Investment Technology Group, Inc.[A]	200	3,716
Jefferies Group, Inc.	250	14,843

30	31

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Knight Trading Group, Inc.[A]	500	$ 4,420
LaBranche & Co., Inc.	250	4,358
Legg Mason, Inc.	300	21,000
NCO Portfolio Management, Inc.[A]	1,600	9,200
Neuberger Berman, Inc.	325	13,094
New Century Financial Corp.	225	5,209
Nuveen Investments, Inc.	400	11,120
Raymond James Financial, Inc.	200	6,950
SEI Investments Co.	400	13,984
SoundView Technology Group, Inc.[A]	1,382	13,944
Student Loan Corp.	100	12,200
United PanAm Financial Corp.[A]	1,080	17,604
Waddell & Reed Financial, Inc., Cl. A	300	7,893
WFS Financial, Inc.[A]	200	7,540
		344,555

Food, Beverage & Tobacco–2.0%

	NUMBER OF SHARES	MARKET VALUE
American Italian Pasta Co.[A]	100	4,009
Constellation Brands, Inc., Cl. A[A]	400	11,540
Corn Products International, Inc.	200	6,260
Dean Foods Co.[A]	600	17,958
Del Monte Foods Co.[A]	850	7,438
Flowers Foods, Inc.	300	6,105
Hormel Foods Corp.	600	13,068
JM Smucker Co.	400	16,016
Kraft Foods, Inc., Cl. A	1,300	36,153
Lancaster Colony Corp.	200	8,020
National Beverage Corp.[A]	670	9,434
Panera Bread Co., Cl. A[A]	200	8,274
PepsiAmericas, Inc.	1,200	16,104
Sensient Technologies Corp.	200	4,274
Smithfield Foods, Inc.[A]	400	8,520
Standard Commercial Corp.	878	15,435
Tootsie Roll Industries	340	$ 10,339
Tyson Foods, Inc., Cl. A	1,652	18,717
Universal Corp. - Virginia	340	14,487
		232,151

Gas/Natural Gas–1.3%

	NUMBER OF SHARES	MARKET VALUE
AGL Resources, Inc.	500	13,710
Atmos Energy Corp.	610	14,866
Energen Corp.	100	3,470
Kinder Morgan Management LLC[A]	203	7,572
National Fuel Gas Co.	530	12,821
New Jersey Resources Corp.	200	6,976
Oneok, Inc.	300	6,258
Piedmont Natural Gas Co.	300	11,469
Plains All American Pipeline LP	300	9,285
Questar Corp.	400	12,780
Southern Union Co.[A]	579	8,915
Southwest Gas Corp.	200	4,246
TEPPCO Partners LP	200	7,300
UGI Corp.	200	6,314
Vectren Corp.	400	9,280
Western Gas Resources, Inc.	270	10,244
WGL Holdings, Inc.	200	5,102
		150,608

Glass Products–0.1%

	NUMBER OF SHARES	MARKET VALUE
Gentex Corp.[A]	350	12,439

Hotels & Lodging–0.6%

	NUMBER OF SHARES	MARKET VALUE
Boyd Gaming Corp.[A]	200	3,190
Choice Hotels International, Inc.[A]	200	6,150
Extended Stay America, Inc.[A]	350	5,236
Mandalay Resort Group	500	17,380
MGM Mirage[A]	700	24,010
Station Casinos, Inc.[A]	200	5,800
Vail Resorts, Inc.[A]	500	6,760
		68,526

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2003 (Unaudited)

Household Products–0.4%

	NUMBER OF SHARES	MARKET VALUE
Acuity Brands, Inc.	750	$ 13,612
Ethan Allen Interiors, Inc.	200	7,108
La-Z-Boy, Inc.	650	13,884
RPM International, Inc.	700	9,849
Valspar Corp.	200	8,744
		53,197

Insurance–7.7%

	NUMBER OF SHARES	MARKET VALUE
21st Century Insurance Group	350	5,554
Alfa Corp.	400	5,196
Alleghany Corp.[A]	60	11,577
Allmerica Financial Corp.[A]	50	1,117
American Financial Group, Inc.	440	10,076
American National Insurance	100	8,837
AmerUs Group Co.	200	6,124
Arch Capital Group Ltd.[A]	100	3,422
Arthur J. Gallagher & Co.	350	9,285
Berkshire Hathaway, Inc., Cl. A[A]	5	360,050
Brown & Brown, Inc.	300	9,300
Ceres Group, Inc.[A]	2,000	6,360
Clark, Inc.[A]	550	7,386
CNA Financial Corp.[A]	950	23,797
Cobalt Corp.[A]	200	4,104
Commerce Group, Inc.	350	13,318
Crawford & Co., Cl. B	750	4,425
EMC Insurance Group, Inc.	803	16,662
Erie Indemnity Co., Cl. A	300	12,126
Fidelity National Financial, Inc.	587	16,841
First American Corp.	300	7,248
First Health Group Corp.[A]	400	10,328
Fremont General Corp.	400	5,232
Harleysville Group, Inc.	150	3,374
HCC Insurance Holdings, Inc.	250	7,470
Health Net, Inc.[A]	600	20,604
Hilb Rogal & Hamilton Co.	100	3,367
Horace Mann Educators Corp.	300	4,653
LabOne, Inc.[A]	715	16,052
Leucadia National Corp.	200	$ 7,760
Markel Corp.[A]	30	8,115
Mercury General Corp.	250	11,650
Mid-Atlantic Medical Services[A]	150	8,157
Mony Group, Inc.	200	5,576
Nationwide Financial Services, Cl. A	400	12,380
Odyssey Re Holdings Corp.	600	11,040
Old Republic International Corp.	500	17,260
Oxford Health Plans[A]	400	17,080
Pacificare Health Systems, Inc.[A]	200	11,180
Philadelphia Consolidated Holding Co.[A]	300	12,102
PMI Group, Inc.	300	9,939
Presidential Life Corp.	500	7,985
Protective Life Corp.	300	8,742
Radian Group, Inc.	400	18,724
Reinsurance Group of America	200	7,154
Safety Insurance Group, Inc.	1,015	16,240
Stancorp Financial Group, Inc.	300	16,740
Transatlantic Holdings, Inc.	225	15,757
Triad Guaranty, Inc.[A]	250	11,500
Unitrin, Inc.	300	9,162
Wesco Financial Corp.	50	15,900
White Mountains Insurance Group Ltd.	50	18,975
WR Berkley Corp.	375	19,234
		912,237

Leasing & Renting–0.2%

	NUMBER OF SHARES	MARKET VALUE
Rent-A-Center, Inc.[A]	200	14,584
Rent-Way, Inc.[A]	600	3,204
United Rentals, Inc.[A]	350	5,075
		22,863

32	33

TD WATERHOUSE TRUST

Extended Market Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Leisure Products–0.2%		
Callaway Golf Co.	400	$ 6,184
Fossil, Inc.[A]	250	6,355
Nautilus Group, Inc.	500	5,955
		18,494
Machinery–2.0%		
AGCO Corp.[A]	350	6,713
Allied Devices Corp.[A]	3,800	8
Aptargroup, Inc.	180	6,705
Astec Industries, Inc.[A]	600	7,278
Baldor Electric Co.	200	4,150
Blount International, Inc.[A]	2,277	11,499
Briggs & Stratton	100	5,507
CARBO Ceramics, Inc.	250	9,300
Cooper Cameron Corp.[A]	200	9,562
Donaldson Co., Inc.	200	9,750
Entegris, Inc.[A]	400	5,728
Flowserve Corp.[A]	300	5,778
FMC Technologies, Inc.[A]	300	6,738
Graco, Inc.	200	7,290
Grant Prideco, Inc.[A]	1,000	10,750
IDEX Corp.	100	3,700
Kennametal, Inc.	300	11,550
Lam Research Corp.[A]	450	9,792
National-Oilwell, Inc.[A]	450	8,280
Nordson Corp.	150	3,624
Pentair, Inc.	250	10,087
Presstek, Inc.[A]	2,522	20,453
Rayovac Corp.[A]	500	6,810
Regal Beloit Corp.	400	8,120
Smith International, Inc.[A]	500	17,920
Timken Co.	400	6,120
Tower Automotive, Inc.[A]	800	3,632
Trinity Industries, Inc.	400	9,076
Woodward Governor Co.	200	8,480
		234,400
Marine Transportation–0.2%		
Alexander & Baldwin, Inc.	450	12,645
Seabulk International, Inc.[A]	1,727	13,298
		25,943
Measuring Devices–0.7%		
Credence Systems Corp.[A]	550	$ 5,252
Fisher Scientific International[A]	300	11,340
Flir Systems, Inc.[A]	200	5,420
Input/Output, Inc.[A]	900	4,455
Inverness Medical Innovations, Inc.[A]	60	1,246
Itron, Inc.[A]	500	10,500
Mine Safety Appliances Co.	300	13,140
MKS Instruments, Inc.[A]	300	6,783
Newport Corp.[A]	100	1,721
Roper Industries, Inc.	100	3,990
Rudolph Technologies, Inc.[A]	300	6,000
Varian, Inc.[A]	300	9,747
		79,594
Medical Products & Services–6.2%		
AdvancePCS[A]	400	15,156
Affymetrix, Inc.[A]	250	6,000
Apogent Technologies, Inc.[A]	650	14,449
Apria Healthcare Group, Inc.[A]	390	10,124
Beckman Coulter, Inc.	250	11,085
Bio-Rad Laboratories, Inc.[A]	250	14,000
Caremark Rx, Inc.[A]	1,200	30,024
Celera Genomics Group - Applera Corp.[A]	200	2,012
Community Health Systems, Inc.[A]	350	7,770
Cooper, Inc.	150	5,257
Corvel Corp.[A]	350	12,925
Covance, Inc.[A]	500	10,350
Coventry HealthCare, Inc.[A]	250	13,467
Cryolife, Inc.[A]	50	380
Cytyc Corp.[A]	437	5,165
DaVita, Inc.[A]	450	12,600
Dentsply International, Inc.	450	19,534

TD WATERHOUSE TRUST

Extended Market Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Dynacq International, Inc.[A]	973	$ 18,370
Edwards Lifesciences Corp.[A]	400	11,296
Enzon, Inc.[A]	350	4,749
Express Scripts, Inc., Cl. A[A]	350	23,100
Gen-Probe, Inc.[A]	210	11,550
Gentiva Health Services, Inc.[A]	400	3,780
Haemonetics Corp.[A]	200	4,168
Henry Schein, Inc.[A]	350	20,454
Hillenbrand Industries, Inc.	300	16,347
Human Genome Sciences, Inc.[A]	950	13,044
ICOS Corp.[A]	200	8,724
Idexx Laboratories, Inc.[A]	150	6,071
Impath, Inc.[A]	300	2,994
Inamed Corp.[A]	100	6,640
Invacare Corp.	300	10,530
Kindred Healthcare, Inc.[A]	250	5,990
Laboratory Corp. of America Holdings[A]	650	20,651
LifePoint Hospitals, Inc.[A]	350	9,881
Lincare Holdings, Inc.[A]	400	14,560
Maxim Pharmaceuticals, Inc.[A]	300	1,794
Maxygen[A]	600	8,778
Mentor Corp.	600	12,246
Millennium Pharmaceuticals[A]	1,243	15,612
National Healthcare Corp.[A]	777	16,099
NBTY, Inc.[A]	660	16,269
Neurocrine Biosciences, Inc.[A]	190	10,199
Noven Pharmaceuticals, Inc.[A]	1,453	16,114
NU Skin Enterprises, Inc., Cl. A	400	4,636
Oakley, Inc.[A]	300	3,387
Odyssey HealthCare, Inc.[A]	525	22,050
Omnicare, Inc.	450	15,287
Option Care, Inc.[A]	1,319	$ 16,488
Patterson Dental Co.[A]	300	16,050
Pediatrix Medical Group, Inc.[A]	300	12,219
Regeneration Technologies, Inc.[A]	200	3,000
Regeneron Pharmaceutical[A]	400	6,160
Renal Care Group, Inc.[A]	400	14,308
Resmed, Inc.[A]	300	11,910
Respironics, Inc.[A]	350	13,993
Select Medical Corp.[A]	250	7,025
Steris Corp.[A]	300	6,894
Sybron Dental Specialties, Inc.[A]	200	4,940
Techne Corp.[A]	350	11,316
Thoratec Corp.[A]	300	4,515
Transkaryotic Therapies, Inc.[A]	500	5,875
Triad Hospitals, Inc.[A]	287	8,665
Universal Health Services, Cl. B[A]	250	12,813
Varian Medical Systems, Inc.[A]	300	18,408
VCA Antech, Inc.[A]	500	11,340
Visx, Inc.[A]	250	5,820
		737,407
Metals & Mining–0.4%		
Glamis Gold Ltd.[A]	500	6,300
Liquidmetal Technologies, Inc.[A]	2,655	13,939
Meridian Gold, Inc.[A]	400	5,044
Mueller Industries, Inc.[A]	500	14,375
Precision Castparts Corp.	300	9,675
Stillwater Mining Co.[A]	400	2,180
		51,513
Misc. Business Services–0.7%		
Advo, Inc.[A]	300	13,935
BearingPoint, Inc.[A]	700	7,700
Brink's Co.	500	8,220
Gevity HR, Inc.	1,340	22,780
Gtech Holdings Corp.	250	9,642

34	35

TD WATERHOUSE TRUST

Extended Market Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Iron Mountain, Inc.[A]	375	$ 13,725
National Processing, Inc.[A]	250	4,687
Viad Corp.	350	7,767
		88,456
Misc. Transportation–0.1%		
Thor Industries, Inc.	150	6,597
Office Furniture & Fixtures–0.6%		
Ennis Business Forms, Inc.	1,057	15,295
Herman Miller, Inc.	450	9,949
HON Industries, Inc.	330	10,976
IKON Office Solutions, Inc.	600	4,308
Interface, Inc., Cl. A[A]	1,400	7,392
John H. Harland Co.	150	3,960
Lear Corp.[A]	350	18,193
		70,073
Paper & Paper Products–0.5%		
Bowater, Inc.	300	11,556
Glatfelter	800	10,024
Packaging Corp. of America[A]	450	8,505
Rayonier, Inc.	150	5,224
Smurfit-Stone Container Corp.[A]	950	14,222
Wausau-Mosinee Paper Corp.	900	10,890
		60,421
Petroleum & Fuel Products–3.8%		
Apco Argentina, Inc.	616	15,400
Atwood Oceanics, Inc.[A]	250	6,142
Buckeye Partners LP	300	11,970
Cabot Oil & Gas Corp., Cl. A	150	3,757
Callon Petroleum Co.[A]	1,050	7,035
Chesapeake Energy Corp.	800	7,656
Cimarex Energy Co.[A]	106	2,132
Diamond Offshore Drilling	600	11,676
Ensco International, Inc.	600	15,042

	NUMBER OF SHARES	MARKET VALUE
Enterprise Products Partners LP	600	$ 13,140
Equitable Resources, Inc.	250	9,657
Evergreen Resources, Inc.[A]	200	9,946
Forest Oil Corp.[A]	450	10,273
Global Industries Ltd.[A]	200	920
GlobalSantaFe Corp.	1,032	22,962
Harvest Natural Resources[A]	2,416	16,284
Helmerich & Payne, Inc.	200	5,350
Houston Exploration Co.[A]	100	3,211
Key Energy Services, Inc.[A]	990	9,217
Murphy Oil Corp.	400	19,752
Newfield Exploration Co.[A]	400	14,452
Noble Energy, Inc.	250	9,125
Oceaneering International, Inc.[A]	400	10,200
Patterson-UTI Energy, Inc.[A]	500	13,800
Pioneer Natural Resources Co.[A]	400	9,600
Pogo Producing Co.	400	16,920
Premcor, Inc.[A]	440	9,596
Pride International, Inc.[A]	600	9,888
Seacor Smit, Inc.[A]	250	9,050
Spinnaker Exploration Co.[A]	250	5,463
Stone Energy Corp.[A]	100	3,861
Tesoro Petroleum Corp.[A]	800	5,560
Tetra Technologies, Inc.[A]	450	14,783
Tidewater, Inc.	250	6,675
Tom Brown, Inc.[A]	200	5,070
Transmontaigne, Inc.[A]	2,965	17,879
Ultra Petroleum Corp.[A]	300	3,630
Unit Corp.[A]	200	3,914
Valero Energy Corp.	500	18,200
Varco International, Inc.[A]	600	10,368
Vintage Petroleum, Inc.	700	8,029
Weatherford International Ltd.[A]	500	18,135

TD WATERHOUSE TRUST

Extended Market Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Westport Resources Corp.[A]	470	$ 9,753
XTO Energy, Inc.	733	14,147
		449,620
Pharmaceuticals–4.6%		
aaiPharma, Inc.[A]	525	9,586
Abgenix, Inc.[A]	250	3,172
Accredo Health, Inc.[A]	115	2,815
Alkermes, Inc.[A]	400	5,280
Alpharma, Inc., Cl. A	700	13,895
Andrx Group[A]	690	15,649
Avant Immunotherapeutics, Inc.[A]	1,900	4,617
Barr Laboratories, Inc.[A]	275	18,576
Bentley Pharmaceuticals, Inc.[A]	1,172	16,467
Celgene Corp.[A]	250	9,152
Cephalon, Inc.[A]	200	9,996
Charles River Laboratories International, Inc.[A]	410	15,236
CuraGen Corp.[A]	100	490
Cytogen Corp.[A]	175	1,582
Diagnostic Products Corp.	250	9,575
Digene Corp.[A]	300	9,882
Endo Pharmaceutical Holdings, Inc.[A]	317	4,936
Eon Labs, Inc.[A]	200	6,772
Genentech, Inc.[A]	1,000	80,750
Gilead Sciences, Inc.[A]	900	61,425
ICN Pharmaceuticals, Inc.	910	14,205
Idec Pharmaceuticals Corp.[A]	650	21,996
ImClone Systems[A]	333	13,926
Immunogen, Inc.[A]	700	3,906
Invitrogen Corp.[A]	224	11,603
IVAX Corp.[A]	925	15,864
Ligand Pharmaceuticals, Inc., Cl. B[A]	100	1,283
Martek Biosciences Corp.[A]	150	7,278
Medarex, Inc.[A]	300	1,668

	NUMBER OF SHARES	MARKET VALUE
Medicis Pharmaceutical, Cl. A	200	$ 11,680
Mylan Laboratories	900	30,393
NPS Pharmaceuticals, Inc.[A]	300	7,659
Orasure Technologies, Inc.[A]	125	1,071
Perrigo Co.	650	10,576
Pharmaceutical Resources, Inc.[A]	150	8,490
Praecis Pharmaceuticals, Inc.[A]	3,465	17,290
Priority Healthcare Corp., Cl. B[A]	450	9,284
Protein Design Labs, Inc.[A]	910	11,612
Sepracor, Inc.[A]	650	15,763
SICOR, Inc.[A]	450	8,775
Sirna Therapeutics, Inc.[A]	1,806	13,834
United Therapeutics Corp.[A]	300	5,865
Vertex Pharmaceuticals, Inc.[A]	355	5,144
		549,018
Printing & Publishing–1.6%		
Banta Corp.	300	10,152
BeloCorp., Cl. A	450	10,048
E.W. Scripps Co., Cl. A	400	33,184
Harte-Hanks, Inc.	300	5,763
Hollinger International, Inc.	1,000	11,420
John Wiley & Sons, Cl. A	370	9,742
Journal Register Co.[A]	200	3,676
Lee Enterprises, Inc.	200	7,426
Mail-Well, Inc.[A]	2,200	6,578
McClatchy Co., Cl. A	150	8,558
Media General, Inc.	100	5,768
Readers Digest Association, Cl. A	300	3,894
Reynolds & Reynolds Co., Cl. A	300	8,676
RH Donnelley Corp.[A]	370	14,615
Scholastic Corp.[A]	250	7,293

36	37

TD WATERHOUSE TRUST

Extended Market Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Valassis Communications, Inc.[A]	500	$ 14,155
Washington Post, Cl. B	45	30,420
		191,368
Professional Services–1.3%		
Career Education Corp.[A]	200	16,680
Corinthian Colleges, Inc.[A]	200	10,922
Corporate Executive Board Corp.[A]	200	8,684
DeVry, Inc.[A]	300	7,662
Edison Schools, Inc.[A]	450	747
Education Management Corp.[A]	300	17,421
FTI Consulting, Inc.[A]	375	8,250
ITT Educational Services, Inc.[A]	340	13,338
Jacobs Engineering Group, Inc.[A]	250	10,960
Learning Tree International[A]	250	4,485
Pre-Paid Legal Services, Inc.[A]	400	9,240
ServiceMaster Co.	1,500	15,000
Strayer Education, Inc.	200	16,894
Tetra Tech, Inc.[A]	300	4,818
Watson Wyatt & Co. Holdings[A]	200	4,600
		149,701
Railroads–0.1%		
Florida East Coast Industries, Cl. A	350	9,845
Real Estate–0.4%		
Catellus Development Corp.[A]	600	13,824
Forest City Enterprises, Inc., Cl. A	150	6,150
LNR Property Corp.	100	3,960
Newhall Land & Farming Co.	150	5,798
St. Joe Co.	300	9,735
WP Carey & Co. LLC	100	3,100
		42,567

	NUMBER OF SHARES	MARKET VALUE
Real Estate Investment Trusts–5.8%		
Acadia Realty Trust	1,658	$ 16,580
AMB Property Corp.	400	11,240
Annaly Mortgage Management, Inc.	600	11,490
Archstone-Smith Trust	800	20,680
Arden Realty, Inc.	300	8,400
AvalonBay Communities, Inc.	350	16,443
Boston Properties, Inc.	400	17,316
Brandywine Realty Trust	150	3,750
BRE Properties, Cl. A	200	6,610
Burnham Pacific Properties, Inc.	2,050	1,209
Camden Property Trust	200	7,462
CarrAmerica Realty Corp.	200	5,842
CBL & Associates Properties, Inc.	100	4,818
Centerpoint Properties Corp.	160	10,176
Chelsea Property Group, Inc.	240	10,464
Commercial Net Lease Realty	200	3,538
Correctional Properties Trust	561	14,339
Cousins Properties, Inc.	200	5,640
Crescent Real Estate Equities Co.	450	7,569
Developers Diversified Realty Corp.	354	10,514
Duke Realty Corp.	500	14,410
Equity One, Inc.	150	2,550
Essex Property Trust, Inc.	200	12,120
Federal Realty Investment Trust	200	6,974
FelCor Lodging Trust, Inc.	500	4,475
First Industrial Realty Trust	350	10,605
Gables Residential Trust	150	4,762
General Growth Properties, Inc.	350	23,863
Glimcher Realty Trust	200	4,166

TD WATERHOUSE TRUST

Extended Market Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Health Care Property Investors, Inc.	300	$ 13,149
Health Care, Inc.	200	6,298
Healthcare Realty Trust, Inc.	400	13,116
Heritage Property Investment Trust	200	5,710
Highwoods Properties, Inc.	200	4,628
Home Properties of New York, Inc.	100	3,719
Hospitality Properties Trust	250	7,880
Host Marriott Corp.[A]	1,650	16,467
HRPT Properties Trust	1,150	10,683
iStar Financial, Inc.	400	14,500
Kilroy Realty Corp.	200	5,754
Kimco Realty Corp.	475	19,442
Kramont Realty Trust	450	7,731
Liberty Property Trust	300	10,407
Macerich Co.	250	9,333
Mack-Cali Realty Corp.	190	6,996
Manufactured Home Communities, Inc.	100	3,660
Meristar Hospitality Corp.	2,913	19,517
Mills Corp.	200	7,122
Mission West Properties	1,340	15,892
Nationwide Health Properties, Inc.	250	4,280
New Plan Excel Realty Trust	300	6,720
Pan Pacific Retail Properties, Inc.	200	8,558
Post Properties, Inc.	200	5,410
Prentiss Properties Trust	200	6,190
PS Business Parks, Inc.	200	7,414
Public Storage, Inc.	500	18,100
Realty Income Corp.	200	7,930
Reckson Associates Realty	450	9,770
Regency Centers Corp.	250	9,095
Rouse Co.	400	15,996
Shelbourne Properties II, Inc.	200	3,675
Shurgard Storage Centers, Inc.	350	12,303

	NUMBER OF SHARES	MARKET VALUE
SL Green Realty Corp.	100	$ 3,581
Sun Communities, Inc.	100	4,060
Taubman Centers, Inc.	300	5,865
Thornburg Mortgage, Inc.	300	8,067
Trizec Properties, Inc.	1,200	14,256
United Dominion Realty Trust, Inc.	888	16,011
Ventas, Inc.	600	9,930
Vornado Realty Trust	500	22,920
Washington Real Estate Investment Trust	200	5,560
Weingarten Realty Investors	200	8,670
		694,370
Retail–5.3%		
1-800-Flowers.com, Inc.[A]	1,868	17,428
7-Eleven, Inc.[A]	1,150	13,098
99 Cents Only Stores[A]	250	8,550
Abercrombie & Fitch Co., Cl. A[A]	500	16,045
Advance Auto Parts[A]	200	13,586
American Eagle Outfitters[A]	300	6,648
AnnTaylor Stores Corp.[A]	200	5,650
Applebees International, Inc.	300	9,570
Barnes & Noble, Inc.[A]	300	7,179
BJ's Wholesale Club, Inc.[A]	200	3,900
Bob Evans Farms	300	8,460
Borders Group, Inc.[A]	300	5,340
Brinker International, Inc.[A]	400	14,000
Burlington Coat Factory Warehouse	250	4,607
Carmax, Inc.[A]	400	14,200
Casey's General Stores, Inc.	300	4,596
CBRL Group, Inc.	200	7,048
CEC Entertainment, Inc.[A]	250	8,787
Cheesecake Factory[A]	330	10,873

38	39

TD WATERHOUSE TRUST

Extended Market Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Chicago Pizza & Brewery, Inc.[A]	1,533	$ 16,878
Chico's Fas, Inc.[A]	400	10,860
Claire's Stores, Inc.	250	6,825
Copart, Inc.[A]	500	4,685
Cost Plus, Inc.[A]	400	14,908
CSK Auto Corp.[A]	250	3,700
Dollar Tree Stores, Inc.[A]	550	20,174
Foot Locker, Inc.	600	8,976
Fred's, Inc., Cl. A	150	4,392
Galyan's Trading Co., Inc.[A]	1,079	12,808
HOT Topic, Inc.[A]	500	14,450
Insight Enterprises, Inc.[A]	450	6,998
Jack in the Box, Inc.[A]	400	8,520
Kmart Holding Corp.[A]	420	9,828
Krispy Kreme Doughnuts, Inc.[A]	180	7,859
Linens 'N Things, Inc.[A]	400	10,700
Longs Drug Stores Corp.	450	8,789
Marvel Enterprises, Inc.[A]	510	9,996
Men's Wearhouse, Inc.[A]	500	12,655
Michaels Stores, Inc.	200	7,722
Mothers Work, Inc.[A]	250	8,335
Neiman-Marcus Group, Inc., Cl. A[A]	200	7,860
O'Reilly Automotive, Inc.[A]	300	11,430
Officemax, Inc.[A]	600	5,388
Outback Steakhouse, Inc.	300	11,205
Pacific Sunwear of California[A]	400	12,140
Payless Shoesource, Inc.[A]	300	3,960
Petsmart, Inc.[A]	720	14,278
PF Chang's China Bistro, Inc.[A]	100	4,838
Pier 1 Imports, Inc.	400	7,440
Rare Hospitality International, Inc.[A]	100	3,491
Rite Aid Corp.[A]	3,360	15,893
Ross Stores, Inc.	300	13,710
Ruby Tuesday, Inc.	600	13,656
Saks, Inc.[A]	1,500	16,965
Sonic Corp.[A]	337	8,236
Stride Rite Corp.	1,250	12,525
Talbots, Inc.	300	9,897
Trans World Entertainment[A]	150	$ 881
Tuesday Morning Corp.[A]	200	5,676
Ultimate Electronics, Inc.[A]	400	4,300
Weis Markets, Inc.	100	3,272
Whole Foods Market, Inc.[A]	250	12,744
Williams-Sonoma, Inc.[A]	600	16,950
Yankee Candle Co., Inc.[A]	500	12,010
Zale Corp.[A]	350	16,643
		635,011

Rubber & Plastic–0.0%

	NUMBER OF SHARES	MARKET VALUE
Bandag, Inc.	100	3,521

Semi-Conductors/Instruments–2.7%

	NUMBER OF SHARES	MARKET VALUE
Agere Systems, Inc., Cl. A[A]	6,100	17,141
Amkor Technology, Inc.[A]	450	6,601
Amphenol Corp., Cl. A[A]	250	13,500
Atmel Corp.[A]	850	2,728
Avanex Corp.[A]	250	987
Benchmark Electronics, Inc.[A]	400	15,920
Caliper Technologies Corp.[A]	250	1,435
Conexant Systems, Inc.[A]	1,830	9,004
Cree, Inc.[A]	300	4,008
Cymer, Inc.[A]	200	8,090
Cypress Semiconductor Corp.[A]	1,050	14,679
Dupont Photomasks, Inc.[A]	450	9,220
Emulex Corp.[A]	620	12,617
Fairchild Semiconductor International, Inc., Cl. A[A]	600	7,650
Finisar Corp.[A]	1,900	3,553
Globespan Virata, Inc.[A]	464	3,202
Integrated Circuit Systems, Inc.[A]	300	9,015
Integrated Device Technology, Inc.[A]	200	2,302
International Rectifier Corp.[A]	250	6,900
Intersil Corp., Cl. A[A]	600	14,796

TD WATERHOUSE TRUST

Extended Market Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Lattice Semiconductor Corp.[A]	450	$ 3,496
MEMC Electronic Materials, Inc.[A]	725	8,178
Micrel, Inc.[A]	250	2,810
Microchip Technology, Inc.	962	25,358
Mykrolis Corp.[A]	900	11,133
Oak Technology, Inc.[A]	600	4,806
Oplink Communications, Inc.[A]	950	1,491
OSI Systems, Inc.[A]	938	14,408
Pericom Semiconductor Corp.[A]	700	6,318
Power Integration[A]	150	4,287
Rambus, Inc.[A]	1,000	17,960
RF Micro Devices, Inc.[A]	350	2,573
Semtech Corp.[A]	300	4,950
Silicon Laboratories, Inc.[A]	450	16,520
Siliconix, Inc.[A]	150	6,413
Sirenza Microdevices, Inc.[A]	950	3,420
Skyworks Solutions, Inc.[A]	400	3,404
Stratos Lightwave, Inc.[A]	210	1,363
Three-Five Systems, Inc.[A]	100	723
Transmeta Corp.[A]	500	830
Transwitch Corp.[A]	300	486
Triquint Semiconductor, Inc.[A]	300	1,359
Varian Semiconductor Equipment Associates, Inc.[A]	300	9,975
		315,609

Software–2.2%

	NUMBER OF SHARES	MARKET VALUE
Activision, Inc.[A]	450	5,242
Actuate Corp.[A]	500	1,400
Advent Software, Inc.[A]	200	3,240
Akamai Technologies, Inc.[A]	400	1,832
Ariba, Inc.[A]	300	825
Art Technology Group, Inc.[A]	800	1,640
Barra, Inc.[A]	300	11,940
BEA Systems, Inc.[A]	1,800	23,760
Borland Software Corp.[A]	300	$ 2,790
Brocade Communications System, Inc.[A]	852	4,754
Cerner Corp.[A]	100	3,165
Commerce One, Inc.[A]	75	171
DST Systems, Inc.[A]	600	22,056
E.piphany, Inc.[A]	1,100	5,478
Echelon Corp.[A]	400	6,208
Hyperion Solutions Corp.[A]	300	8,199
i2 Technologies, Inc.[A]	900	927
Informatica Corp.[A]	1,250	9,162
Interactive Intelligence, Inc.[A]	350	1,029
Interwoven, Inc.[A]	400	1,052
Matrixone, Inc.[A]	400	2,032
Micromuse, Inc.[A]	200	1,436
National Instruments Corp.	250	8,902
NETIQ Corp.[A]	200	2,174
Network Associates, Inc.[A]	600	6,780
Packeteer, Inc.[A]	350	4,242
PDF Solutions, Inc.[A]	201	2,599
Peoplesoft, Inc.[A]	54	896
Peregrine Systems, Inc.[A]	500	260
Pixar, Inc.[A]	200	13,560
Portal Software, Inc.[A]	1,950	6,416
Progress Software Corp.[A]	650	12,942
Quest Software, Inc.[A]	300	2,655
RealNetworks, Inc.[A]	350	2,013
Red Hat, Inc.[A]	1,950	12,324
Saba Software, Inc.[A]	187	842
Seebeyond Technology Corp.[A]	800	1,600
SonicWall, Inc.[A]	400	2,152
Sybase, Inc.[A]	600	9,420
Take-Two Interactive Software[A]	600	15,960
Tibco Software, Inc.[A]	950	5,102
Vastera, Inc.[A]	2,650	16,542
Verity, Inc.[A]	600	7,986
Vignette Corp.[A]	650	1,378
Vitria Technology, Inc.[A]	87	432
webMethods, Inc.[A]	200	1,560
Wind River Systems[A]	700	4,347
		261,422

40	41

TD WATERHOUSE TRUST

Extended Market Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Specialty Machinery–0.5%		
Aaon, Inc.[A]	832	$ 14,901
Lennox International, Inc.	300	4,785
Tecumseh Products Co.	200	7,280
Valence Technology, Inc.[A]	4,688	16,596
Watsco, Inc.	400	6,972
York International Corp.	400	11,724
		62,258
Steel & Steel Works–0.2%		
AK Steel Holding Corp.[A]	1,050	2,520
Quanex Corp.	340	10,778
Steel Dynamics, Inc.[A]	532	8,033
		21,331
Telephones & Telecommunications–2.4%		
Adelphia Business Solutions, Inc.[A]	199	4
Adtran, Inc.	180	8,791
Advanced Fibre Communication[A]	900	15,183
Alaska Communications Systems Group, Inc.[A]	1,100	4,609
American Tower Corp., Cl. A[A]	1,440	13,104
Anixter International, Inc.[A]	200	4,462
Audiovox Corp., Cl. A[A]	1,464	17,041
Cincinnati Bell, Inc.[A]	600	3,384
Commonwealth Telephone[A]	100	3,800
Crown Castle International Corp.[A]	1,050	10,395
Exodus Communications, Inc.[A]	550	-
Foundry Networks, Inc.[A]	500	9,020
General Cable Corp.[A]	600	4,260
Global Payments, Inc.	350	12,323
Infonet Services Corp., Cl. B[A]	1,200	2,004
Juniper Networks, Inc.[A]	1,800	25,974
Leap Wireless International, Inc.[A]	300	15
Level 3 Communications, Inc.[A]	2,050	$ 9,430
Metromedia Fiber Network, Inc., Cl. A[A]	600	11
Nextel Partners, Inc., Cl. A[A]	2,000	17,740
North Pittsburgh Systems, Inc.	982	17,676
NTL Europe, Inc.[A]	3	-
NTL, Inc.[A]	270	11,289
Optical Cable Corp.[A]	84	604
PanAmSat Corp.[A]	850	14,815
RCN Corp.[A]	1,600	3,840
Shenandoah Telecomm Co.	200	9,600
Sycamore Networks, Inc.[A]	2,550	10,531
Telephone & Data Systems, Inc.	340	18,146
Time Warner Telecom, Inc., Cl. A[A]	150	1,013
Triton PCS Holdings, Inc., Cl. A[A]	1,050	5,775
US Cellular Corp.[A]	250	7,188
Warwick Valley Telephone Co.	200	17,500
West Corp.[A]	317	7,709
Western Wireless Corp., Cl. A[A]	100	1,465
		288,701
Testing Laboratories–0.4%		
Amylin Pharmaceticals, Inc.[A]	713	17,091
CV Therapeutics, Inc.[A]	50	1,784
Isis Pharmaceuticals, Inc.[A]	450	2,335
Pharmaceutical Product Development, Inc.[A]	500	12,525
Trimeris, Inc.[A]	250	11,088
		44,823

TD WATERHOUSE TRUST

Extended Market Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Trucking–0.8%		
Arkansas Best Corp.	150	$ 4,150
CH Robinson Worldwide, Inc.	300	11,076
CNF, Inc.	250	6,963
Expeditors International Washington, Inc.	550	18,464
Heartland Express[A]	200	5,080
Hunt JB Transportation Services, Inc.[A]	200	9,368
Kirby Corp.[A]	100	2,730
Knight Transportation, Inc.[A]	200	5,300
Landstar Systems, Inc.[A]	100	6,416
Swift Transportation Co., Inc.[A]	300	6,612
USF Corp.	150	4,725
Werner Enterprises, Inc.	550	13,112
Yellow Corp.[A]	150	4,089
		98,085
Water Utilities–0.1%		
Philadelphia Suburban Corp.	620	14,843
Wholesale–1.1%		
Aramark Corp.[A]	820	18,409
Arrow Electronics, Inc.[A]	500	8,525
Avnet, Inc.[A]	500	7,200
Fastenal Co.	400	15,200
Fresh Del Monte Produce	600	16,698
Handleman Co.[A]	400	6,960
Ingram Micro, Inc., Cl. A[A]	700	9,625
Owens & Minor Incorporated Holding Co.	200	5,000
Performance Food Group Co.[A]	350	13,223
SCP Pool Corp.[A]	100	3,876
United Stationers, Inc.[A]	300	11,496
Valhi, Inc.	200	2,076
Wesco International, Inc.[A]	2,831	$ 15,486
		133,774
Total Common Stock (Cost $13,127,796)–96.3%		11,435,764
Warrants		
Telephones & Telecommunications–0.0%		
NTL, Inc. Series A, expires 01/13/11	3	5
Total Warrants (Cost $11,991)–0.0%		5
Total Investments (Cost $13,139,787)–96.3%		11,435,769
Other Assets and Liabilities, Net–3.7%		442,179
Net Assets–100.0%		$11,877,948

[A]Non-income producing security.

Amounts designated as "—" are either $0 or round to $0.

Please see accompanying notes to financial statements.

42	43

TD WATERHOUSE TRUST

Asian Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

TD WATERHOUSE TRUST

Asian Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES		MARKET VALUE
Foreign Common Stock			
Australia–12.9%			
Amcor Ltd.	1,964	$	10,667
AMP Ltd.	3,779		11,952
Australia and New Zealand Banking Group Ltd.	2,443		28,895
BHP Billiton Ltd.	7,238		45,971
Brambles Industries Ltd.	1,901		6,086
Coca-Cola Amatil Ltd.	5,200		19,749
Coles Myer Ltd.	2,000		9,514
Commonwealth Bank of Australia	2,329		45,056
CSR Ltd.	3,900		5,055
Foster's Group Ltd.	6,523		18,813
Insurance Australia Group Ltd.	2,600		6,319
Macquarie Bank Ltd.	322		6,386
National Australia Bank Ltd.	2,990		63,270
News Corp. Ltd.	1,537		11,525
Publishing & Broadcasting Ltd.	3,000		19,968
Qbe Insurance Group Ltd.	2,500		15,506
Rinker Group Ltd.	3,900		13,371
Rio Tinto Ltd.	601		12,386
Southcorp Ltd.	1,185		2,212
Stockland	4,300		14,074
Suncorp-Metway Ltd.	1,177		9,306
Westpac Banking Corp. Ltd.	3,423		36,848
WMC Ltd.	2,565		8,029
WMC Resources Ltd.[A]	7,265		17,516
Woodside Petroleum Ltd.	1,700		14,643
Woolworths Ltd.	2,715		20,763
			473,880
Hong Kong–5.0%			
BOC Hong Kong Holdings Ltd.	8,000		8,719
Cheung Kong Holdings Ltd.	1,000		6,571
CLP Holdings Ltd.	5,200	$	22,869
Hang Seng Bank Ltd.	1,500		16,155
Henderson Land Development	3,000		9,828
Hong Kong & China Gas	9,900		12,630
Hong Kong Electric Holdings	4,000		15,642
Hutchison Whampoa Ltd.	6,000		39,235
Johnson Electric Holdings	4,000		5,436
Li & Fung Ltd.	4,000		5,667
Sun Hung Kai Properties Ltd.	4,000		23,746
Swire Pacific Ltd.	2,500		11,540
Wharf Holdings Ltd.	2,000		3,911
			181,949
Japan–57.5%			
7-Eleven Japan	1,000		25,551
77 Bank Ltd.	1,000		4,164
Aeon Co. Ltd.	100		2,485
Ajinomoto Co., Inc.	2,000		19,146
Asahi Glass Co. Ltd.	2,000		13,605
Asahi Kasei Corp.	3,000		9,109
Bank of Fukuoka Ltd.	2,000		7,068
Bank of Yokohama Ltd.	4,000		12,377
Bridgestone Corp.	2,000		27,293
Canon, Inc.	2,000		96,230
Central Japan Railway Co.	3		20,781
Chiba Bank Ltd.	2,000		6,537
Chubu Electric Power Co., Inc.	1,600		28,736
Credit Saison Co. Ltd.	700		11,614
Dai Nippon Printing Co. Ltd.	1,000		11,747
Daiichi Pharmaceutical Co. Ltd.	400		5,399
Daiwa Securities Group, Inc.	2,000		11,581
Denso Corp.	1,300		21,569
East Japan Railway Co.	7		30,719
Fanuc Ltd.	400		22,232
Fuji Electric Co. Ltd.	1,000	$	2,041
Fuji Photo Film Co. Ltd.	1,000		29,781
Fujisawa Pharmaceutical Co. Ltd.	1,000		19,370
Fujitsu Ltd.[A]	1,000		4,115
Hitachi Ltd.	4,000		17,720
Honda Motor Co. Ltd.	1,300		50,147
Hoya Corp.	200		14,352
Ito-Yokado Co. Ltd.	1,000		25,634
Japan Tobacco, Inc.	3		17,844
JFE Holdings, Inc.[A]	1,275		21,154
Joyo Bank Ltd.	2,000		5,342
Kansai Electric Power Co.	700		10,894
Kao Corp.	2,000		37,496
Keyence Corp.	100		18,615
Kinki Nippon Railway Co. Ltd.[A]	4,000		11,481
Kirin Brewery Co. Ltd.	2,000		12,643
Kubota Corp.	2,000		5,890
Kuraray Co. Ltd.	2,000		13,422
Kyocera Corp.	200		11,332
Kyushu Electric Power	1,100		16,316
Matsushita Electric Industrial Co. Ltd.	3,865		45,689
Matsushita Electric Works	1,000		6,338
Meiji Dairies Corp.	1,000		3,426
Millea Holdings, Inc.	3		27,873
Mitsubishi Chemical Corp.	5,000		9,747
Mitsubishi Corp.	1,000		7,242
Mitsubishi Electric Corp.	3,000		10,602
Mitsubishi Estate Co. Ltd.	3,000		21,901
Mitsubishi Heavy Industries Ltd.	8,000		21,237
Mitsubishi Materials Corp.[A]	5,000		6,305
Mitsubishi Tokyo Financial Group, Inc.	8		35,572
Mitsui & Co. Ltd.	4,000		22,266
Mitsui Chemicals, Inc.	1,000		4,488
Mitsui Fudosan Co. Ltd.	2,000		13,207
Mitsui O.S.K. Lines Ltd.	2,000	$	5,790
Mitsui Sumitomo Insurance Co. Ltd.	4,000		20,540
Mizuho Financial Group, Inc.[A]	21		18,815
Murata Manufacturing Co. Ltd.	400		18,416
NEC Corp.[A]	2,000		12,311
Nikko Cordial Corp.	4,000		17,288
Nintendo Co. Ltd.	200		16,094
Nippon Express Co. Ltd.	3,000		11,398
Nippon Mitsubishi Oil Corp.	4,000		16,326
Nippon Sheet Glass Co. Ltd.	1,000		2,779
Nippon Steel Corp.	11,000		16,790
Nippon Telegraph & Telephone Corp.	10		41,395
Nippon Unipac Holding	4		15,629
Nippon Yusen Kabushiki Kaisha	4,000		13,472
Nishimatsu Construction Co. Ltd.	1,000		3,086
Nissan Motor Co. Ltd.	4,500		43,863
Nomura Holdings, Inc.	3,000		39,819
NTT Docomo, Inc.	34		77,846
OJI Paper Co. Ltd.	3,000		13,837
Oriental Land Co. Ltd.	200		8,793
Osaka Gas Co. Ltd.	5,000		12,568
Pioneer Corp.	500		11,780
Ricoh Co. Ltd.	2,000		35,920
Rohm Co. Ltd.	200		23,526
Sankyo Co. Ltd.	1,000		12,120
Sanyo Electric Co. Ltd.	4,000		14,965
Sekisui House Ltd.	2,000		15,662
Sharp Corp.	1,000		14,144
Shin-Etsu Chemical Co. Ltd.	700		24,389
Shionogi & Co. Ltd.	1,000		13,107
Showa Shell Sekiyu KK	500		3,356
Softbank Corp.	500		14,434
Sony Corp.	1,700		52,603
Sumitomo Chemical Co. Ltd.	3,000		8,785
Sumitomo Corp.	2,000		10,486

44	45

TD WATERHOUSE TRUST

Asian Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Sumitomo Electric Industries Ltd.	2,000	$ 14,683
Sumitomo Mitsui Financial Group, Inc.	5	12,278
Sumitomo Trust & Banking Co. Ltd.	3,000	10,876
Taisho Pharmaceutical Co. Ltd.	1,000	13,837
Takeda Chemical Industries Ltd.	1,600	57,074
TDK Corp.	300	16,475
Teijin Ltd.	2,000	4,712
Terumo Corp.	1,000	16,633
Tohoku Electric Power	900	13,096
Tokyo Electric Power Co.	2,200	41,337
Tokyo Electron Ltd.	200	11,730
Tokyo Gas Co. Ltd.	8,000	23,493
Tokyu Corp.	3,000	8,885
Toray Industries, Inc.	5,000	11,738
Toshiba Corp.	4,000	14,003
Tostem Inax Holding Corp.	1,000	13,547
Toyoda Gosei Co. Ltd.	100	2,194
Toyota Motor Corp.	5,200	131,569
Yamanouchi Pharmaceutical Co. Ltd.	800	20,772
Yamato Transport Co. Ltd.	1,000	11,879
Yasuda Fire & Marine Insurance Co. Ltd.	1,000	5,741
		2,108,109
New Zealand–0.3%		
Telecom Corp. of New Zealand Ltd.	4,259	12,542
Singapore–2.8%		
CapitaLand Ltd.	3,000	2,338
Chartered Semiconductor Manufacturing Ltd.[(A)]	3,000	1,757
DBS Group Holdings Ltd.	3,000	19,453
Haw Par Corp. Ltd.	204	497
Overseas-Chinese Banking Corp.	2,000	$ 12,172
SembCorp Logistics Ltd.	1,000	990
Singapore Airlines Ltd.	2,000	12,286
Singapore Press Holdings Ltd.	1,000	10,750
Singapore Technologies Engineering Ltd.	5,000	5,347
Singapore Telecommunications Ltd.	14,000	12,980
United Overseas Bank Ltd.	3,000	22,524
		101,094
Total Foreign Common Stock (Cost $3,250,303)–78.5%		2,877,574
Foreign Preferred Stock		
Australia–0.9%		
News Corp. Ltd.	4,971	31,573
Total Foreign Preferred Stock (Cost $37,067)–0.9%		31,573
Total Investments (Cost $3,287,370)–79.4%		2,909,147
Other Assets and Liabilities, Net–20.6%		754,561
Net Assets–100.0%		$ 3,663,708

(A) Non-income producing security.

TD WATERHOUSE TRUST

Asian Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

As of July 31, 2003, the Asian Index Fund's sector diversification was as follows:

Sector Diversification	Market Value	% of Net Assets
Banks	$ 375,428	10.2%
Automotive	249,343	6.8
Electric	225,760	6.2
Medical	172,664	4.7
Telephones & Telecommunications	159,447	4.4
Office Equipment	132,150	3.6
Transportation	115,395	3.1
Audio/Video	110,072	3.0
Electronics	106,433	2.9
Food, Beverage & Tobacco	93,833	2.6
Real Estate	91,663	2.5
Insurance	87,931	2.4
Finance	86,688	2.4
Retail	83,946	2.3
Petroleum & Fuel Products	83,015	2.3
Metals	82,180	2.2
Building & Construction	73,443	2.0
Multi-media	63,066	1.8
Diversified Operations	61,268	1.7
Chemicals	56,518	1.5
Minerals	45,971	1.3
Paper & Related Products	40,133	1.1
Import/Export	39,993	1.1
Cosmetics & Toiletries	37,496	1.0
Computers	35,024	1.0
Textiles	29,873	0.8
Photographic Supplies & Equipment	29,781	0.8
Rubber	27,293	0.7
Printing	22,497	0.6
Diversified Manufacturing	21,237	0.6
Toys	16,094	0.4
Semiconductors	13,488	0.4
Airlines	12,286	0.3
Recreation	8,793	0.2
Machinery	7,931	0.2
Distribution	5,667	0.2
Engineering	5,347	0.1
Total Investments	2,909,147	79.4
Other Assets and Liabilities, Net	754,561	20.6
Net Assets	$ 3,663,708	100.0%

Please see accompanying notes to financial statements.

46	47

TD WATERHOUSE TRUST

European Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Foreign Common Stock		
Austria–0.0%		
Voestalpine AG	22	$ 884
Wienerberger AG	41	749
		1,633
Belgium–1.2%		
AGFA-Gevaert NV	111	2,361
Bekaert SA	18	855
Confinimmo SA	6	713
Dexia	810	10,831
Electrabel	31	7,942
Fortis	1,292	23,747
Groupe Bruxelles Lambert SA	86	3,858
Interbrew	188	4,194
KBC Bancassurance Holding	113	4,511
Omega Pharma SA	26	774
Solvay SA	72	4,781
UCB SA	109	2,672
		67,239
Denmark–0.7%		
D/S Svendborg, Cl. B	1	5,378
Danske Bank A/S	632	11,584
Novo-Nordisk A/S, Cl. B	319	10,703
Novozymes A/S, Cl. B	74	1,995
TDC A/S	162	4,650
William Demant Holdings[A]	37	900
		35,210
Finland–2.2%		
Fortum Oyj	422	3,254
Kesko Oyj	74	929
Nokia Oyj	5,968	91,489
Sampo Oyj, Cl. A	365	2,670
Stora Enso Oyj, Cl. R	808	10,168
UPM-Kymmene Oyj	574	9,381
Uponor Oyj	38	902
		118,793

	NUMBER OF SHARES	MARKET VALUE
France–12.5%		
Accor SA	236	$ 8,880
Air Liquide	126	19,699
Alcatel SA[A]	1,498	15,040
Alstom[A]	304	1,061
Arcelor	431	5,831
Aventis SA	847	42,633
AXA	1,757	30,257
BNP Paribas	1,005	54,658
Bouygues	257	6,803
Cap Gemini SA[A]	98	3,922
Carrefour SA	714	33,142
Cie de Saint-Gobain	383	15,269
Cie Generale D'Optique Essilor International SA	122	4,930
Credit Agricole SA	415	7,908
European Aeronautic Defense and Space Co.	354	5,646
France Telecom[A]	970	25,646
Groupe Danone	154	20,973
L'Oreal SA	421	27,744
Lafarge SA	205	13,740
Lagardere S.C.A.	101	4,507
LVMH Moet Hennessy Louis Vuitton SA	275	15,099
Michelin (C.G.D.E.), Cl. B	168	6,093
Pechiney SA, Cl. A	93	4,764
Pernod-Ricard	32	2,782
Peugeot SA	226	9,992
Pinault-Printemps-Redoute	84	6,803
Publicis Groupe	122	3,215
Renault SA	185	10,295
Sanofi-Synthelabo SA	456	25,714
Schneider Electric SA	255	13,702
Societe Generale, Cl. A	402	28,212
Societe Television Francaise	146	4,632
Sodexho Alliance SA	119	3,440
STMicroelectronics NV	737	15,968
Suez SA	1,001	15,976
Thales SA	101	3,196
Thomson Multimedia SA	227	3,577
TotalFinaElf SA	814	120,755
Valeo SA	79	2,883
Veolia Environnement	303	5,764

TD WATERHOUSE TRUST

European Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Vinci SA	83	$ 5,446
Vivendi Universal SA[A]	1,132	19,915
		676,512
Germany–8.3%		
Adidas-Salomon AG	57	4,790
Allianz AG	341	36,462
Altana AG	88	5,471
BASF AG	691	33,016
Bayer AG	819	19,543
Bayerische Hypo-und Vereinsbank AG[A]	423	7,613
Beiersdorf AG	31	3,742
Commerzbank AG	541	8,190
DaimlerChrysler AG	1,073	38,756
Deutsche Bank AG	653	42,519
Deutsche Boerse AG	118	6,241
Deutsche Lufthansa AG	238	3,040
Deutsche Post AG	485	7,299
Deutsche Telekom[A]	2,616	39,897
E.ON AG	733	37,968
Epcos AG[A]	61	856
Infineon Technologies AG[A]	263	3,378
Linde AG	104	4,428
Metro AG	182	6,719
Muenchener Rueckversicherungs AG	145	16,500
RWE AG	457	12,962
SAP AG	255	30,131
Schering AG	210	8,816
Siemens AG	999	56,559
ThyssenKrupp AG	332	4,331
Volkswagen AG	279	11,990
		451,217
Greece–0.2%		
EFG Eurobank Ergasias SA	90	1,455
Greek Organization of Football Prognostics SA	99	1,170
Hellenic Petroleum SA	114	842
Hellenic Telecommunications Organization SA	314	3,958
Intracom SA	97	775

	NUMBER OF SHARES	MARKET VALUE
National Bank of Greece SA	238	$ 4,886
		13,086
Ireland–1.2%		
Allied Irish Banks PLC - Dublin	593	8,197
Allied Irish Banks PLC - UK	872	12,072
Bank of Ireland - Dublin	866	10,137
Bank of Ireland - UK	975	11,358
CRH PLC - Dublin	584	10,977
CRH PLC - UK	571	10,746
Greencore Group PLC	200	653
Kerry Group PLC, Cl. A	142	2,233
		66,373
Italy–4.8%		
Alleanza Assicurazioni SpA	580	5,640
Assicurazioni Generali SpA	1,193	27,634
Autogrill SpA[A]	143	1,632
Banca Nazionale del Lavoro SpA[A]	1,879	3,128
Banco Popolare di Verona e Novara Scrl	461	6,362
Capitalia SpA[A]	1,513	2,980
Enel SpA	2,645	16,850
ENI-Ente Nazionale Idrocarburi SpA	3,242	47,839
Fiat SpA[A]	452	2,997
Fineco SpA[A]	1,965	1,168
Finmeccanica SpA	7,355	5,033
Gruppo Editoriale L'Espresso SpA	215	891
IntesaBci SpA	4,424	14,839
Mediaset SpA	736	6,602
Mediobanca SpA	582	5,856
Pirelli SpA[A]	1,196	1,225
Riunione Adriatica di Sicurta SpA	376	5,870
Sanpaolo IMI SpA	1,264	12,719
Seat-Pagine Gialle SpA[A]	6,274	4,286
Snam Rete Gas SpA	1,097	4,223

48	49

TD WATERHOUSE TRUST

European Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
SNIA SpA	368	$ 688
Telecom Italia SpA	2,952	25,053
Telecom Italia SpA RNC	2,559	13,537
TIMSpA	4,731	21,939
Tiscali SpA[A]	226	1,241
Unicredito Italiano SpA	4,692	22,022
		262,254
Netherlands–7.0%		
ABN Amro Holding NV	1,884	36,197
Aegon NV	1,685	21,867
Akzo Nobel NV	339	10,100
ASML Holding NV[A]	571	7,481
DSM NV	101	4,536
Heineken NV	244	8,854
ING Groep NV	2,111	42,745
Koninklijke Ahold NV	830	6,745
Koninklijke Philips Electronics NV	1,640	34,574
Numico NV	186	2,881
OCE NV	98	1,092
Reed Elsevier NV	645	7,173
Royal Dutch Petroleum Co.	2,617	114,877
Royal KPN NV[A]	2,173	14,895
TPG NV	419	7,819
Unilever NV	712	40,390
Vedior NV	111	1,251
VNU NV	278	8,990
Wolters Kluwer NV	338	4,888
		377,355
Norway–0.4%		
Norsk Hydro ASA	183	9,486
Orkla ASA	256	4,594
Statoil ASA	546	4,918
Storebrand[A]	190	837
Tandberg ASA[A]	153	933
		20,768
Portugal–0.4%		
Banco Comercial Portugues SA	2,393	3,960
Banco Espirito Santo SA	122	1,763

	NUMBER OF SHARES	MARKET VALUE
Brisa-Auto Estradas de Portugal SA	337	$ 1,874
Cimpor Cimentos de Portugal SA	209	809
Electricidade de Portugal SA	2,244	4,976
Jeronimo Martins[A]	36	283
Portugal Telecom SGPS SA	1,173	7,869
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA[A]	59	942
Sonae SGPS SA[A]	1,246	659
		23,135
Spain–4.7%		
ACESA Infraestructuras SA	243	3,277
Altadis SA	362	9,013
Banco Bilbao Vizcaya Argentaria SA	3,784	41,483
Banco Popular Espanol	189	9,062
Banco Santander Central Hispano SA	5,349	48,165
Endesa SA	1,122	17,806
Gas Natural SDG SA	251	4,746
Iberdrola SA	955	16,349
Inditex SA	272	6,956
Promotora de Informaciones SA	95	968
Repsol YPF SA	1,141	18,301
Sociedad General de Aguas de Barcelona SA	70	924
Telefonica Publicidad e Informacion SA	207	967
Telefonica SA	5,988	70,026
Union Fenosa SA	247	4,106
		252,149
Sweden–2.5%		
Alfa Laval AB	84	859
Assa Abloy AB	367	3,843
Atlas Copco AB	140	4,074
Axfood AB	30	497
Castellum AB	51	891

TD WATERHOUSE TRUST

European Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Electrolux AB	369	$ 7,638
Hennes & Mauritz AB	592	12,615
Nordea AB	2,977	14,463
Om AB	63	575
Sandvik AB	274	7,624
SAS AB[A]	92	518
Securitas AB, Cl. B	369	4,313
Skandia Forsakrings AB	824	2,569
Skandinaviska Enskilda Banken SEB, Cl. A	501	5,429
Skanska AB, Cl. B	477	3,020
SKF AB, Cl. A	22	662
Svenska Cellulosa AB, Cl. B	237	7,893
Svenska Handelsbanken, Cl. A	689	11,032
Svenska Handelsbanken, Cl. B	57	878
Tele2 AB, Cl. B[A]	117	4,196
Telefonaktiebolaget LM Ericsson, Cl. B[A]	18,139	26,062
Telia AB	2,040	8,421
Volvo AB, Cl. B	283	6,926
		134,998
Switzerland–10.0%		
ABB Ltd.[A]	1,271	5,536
Adecco SA	163	7,836
Ciba Specialty Chemicals AG[A]	82	5,545
Clariant AG[A]	172	1,973
Compagnie Financiere Richemont AG, Cl. A	651	11,806
Credit Suisse Group	1,483	46,607
Holcim Ltd.	188	7,805
Kudelski SA[A]	41	948
Logitech International SA[A]	54	1,550
Nestle SA	503	100,380
Novartis AG	2,992	115,387
Roche Holding AG - Bearer	40	5,113
Roche Holding AG - Genusschein	876	73,053
Serono SA, Cl. B	9	5,834
Swatch Group AG, Cl. B	38	3,487
Swiss Reinsurance	401	25,380

	NUMBER OF SHARES	MARKET VALUE
Swisscom AG	33	$ 9,157
Syngenta AG	133	7,319
UBS AG	1,486	87,017
Unaxis Holding AG	12	1,079
Zurich Financial Services AG[A]	179	22,228
		545,040
United Kingdom–34.1%		
3i Group PLC	741	7,501
Amersham PLC	875	6,934
Amvescap PLC	842	6,324
ARM Holdings PLC[A]	1,271	1,818
AstraZeneca PLC	2,156	86,052
Aviva PLC	2,813	23,332
BAA PLC	1,328	10,012
BAE Systems PLC	3,814	9,457
Barclays PLC	8,165	61,457
BG Group PLC	4,399	19,163
BHP Billiton PLC	3,076	18,357
BOC Group PLC	620	8,521
Boots Co. PLC	1,030	10,952
BP PLC	27,861	190,785
Brambles Industries PLC	908	2,671
British American Tobacco PLC	2,040	20,790
British Land Co. PLC	617	4,969
British Sky Broadcasting PLC[A]	1,569	17,768
BT Group PLC	10,808	34,008
Bunzl PLC	582	4,053
Cable & Wireless PLC	2,734	5,098
Cadbury Schweppes PLC	2,564	15,538
Canary Wharf Group PLC[A]	109	442
Capita Group PLC	592	2,331
Carnival PLC	208	6,607
Centrica PLC	5,300	15,101
Compass Group PLC	2,777	14,909
Daily Mail & General Trust	380	3,514
Diageo PLC	3,916	40,003
Dixons Group PLC	2,426	5,031
Emap PLC	319	4,546
Exel PLC	371	4,055

50	51

TD WATERHOUSE TRUST

European Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Friends Provident PLC	2,039	$ 4,498
GKN PLC	908	3,415
GlaxoSmithKline PLC	7,503	143,763
Granada PLC	2,303	3,702
Great Portland Estates PLC	203	772
GUS PLC	1,255	14,727
Hanson PLC	919	5,407
Hays PLC	2,078	3,474
HBOS PLC	4,719	58,788
Hilton Group PLC	1,541	4,861
HSBC Holdings PLC	13,398	165,832
Imperial Chemical Industries PLC	1,485	4,088
Imperial Tobacco Group PLC	909	14,290
Intercontinental Hotels Group PLC[(A)]	915	6,854
Invensys PLC	4,362	1,893
J Sainsbury PLC	1,811	7,707
Johnson Matthey PLC	273	4,018
Kesa Electricals PLC[(A)]	651	2,145
Kingfisher PLC	2,849	12,846
Land Securities Group PLC	580	7,650
Legal & General Group PLC	8,105	13,126
Lloyds TSB Group PLC	6,936	53,851
Logica PLC	934	2,507
Man Group PLC	345	6,866
Marks & Spencer Group PLC	2,843	14,258
Mitchells & Butlers PLC[(A)]	915	3,519
National Grid Group PLC	3,857	23,932
Next PLC	351	6,407
Pearson PLC	999	9,362
Prudential PLC	2,495	17,155
Reckitt Benckiser PLC	747	13,737
Reed Elsevier PLC	1,572	12,098
Rentokil Initial PLC	2,320	7,151
Reuters Group PLC	1,786	7,220
Rio Tinto PLC	1,328	27,538
Rolls-Royce Group PLC	1,814	4,447
Royal & Sun Alliance Insurance Group	1,424	3,474
Royal Bank of Scotland Group PLC	3,435	$ 97,014
SABmiller PLC	996	6,912
Safeway PLC	1,317	5,573
Sage Group PLC	1,510	4,472
Scottish & Newcastle PLC	1,000	5,940
Scottish & Southern Energy PLC	1,071	10,648
Scottish Power PLC	2,311	13,485
Severn Trent PLC	429	4,638
Shell Transport & Trading Co. PLC	12,060	75,508
Smith & Nephew PLC	1,158	6,906
Smiths Group PLC	696	8,189
Tesco PLC	8,996	31,126
Unilever PLC	3,448	28,294
United Utilities PLC	580	5,109
Vodafone Group PLC	84,978	161,185
Whitbread PLC	369	4,330
Wolseley PLC	720	7,804
WPP Group PLC	1,468	13,026
		1,849,636
Total Foreign Common Stock (Cost $5,010,433)–90.2%		**4,895,398**
Foreign Preferred Stock		
Germany–0.1%		
Henkel KGaA	74	4,660
Total Foreign Preferred Stock (Cost $4,630)–0.1%		**4,660**
Total Investments (Cost $5,015,063)–90.3%		**4,900,058**
Other Assets and Liabilities, Net–9.7%		**524,287**
Net Assets–100.0%		**$ 5,424,345**

[(A)]Non-income producing security.

TD WATERHOUSE TRUST

European Index Fund · Schedule of Investments

July 31, 2003 (Unaudited)

As of July 31, 2003, the European Index Fund's sector diversification was as follows:

Sector Diversification	Market Value	% of Net Assets
Banks	$ 967,078	17.8%
Petroleum & Fuel Products	646,241	11.9
Telephones & Telecommunications	587,823	10.8
Medical	543,410	10.0
Food, Beverage & Tobacco	362,237	6.7
Insurance	299,576	5.5
Retail	200,512	3.7
Electric	170,278	3.1
Finance	119,407	2.2
Chemicals	117,818	2.2
Automotive	87,253	1.6
Building & Construction	80,772	1.5
Multi-media	78,964	1.5
Diversified Manufacturing	66,641	1.2
Electronics	61,691	1.1
Metals	47,852	0.9
Computers	42,582	0.8
Printing	42,099	0.8
Machinery	36,050	0.7
Diversified Operations	32,448	0.6
Utilities	32,411	0.6
Cosmetics & Toiletries	31,486	0.6
Aerospace & Defense	27,778	0.5
Paper & Related Products	27,441	0.5
Transportation	24,551	0.5
Minerals	18,357	0.3
Advertising	17,207	0.3
Hotels & Motels	15,734	0.3
Real Estate	15,435	0.3
Airlines	13,570	0.3
Recreation	12,638	0.2
Human Resources	11,417	0.2
Engineering	9,964	0.2
Rubber	8,220	0.2
Distribution	7,804	0.1
Venture Capital	7,501	0.1
Semiconductors	7,481	0.1
Public Thoroughfares	5,150	0.1
Optical Services	4,930	0.1
Security	4,313	0.1
Audio/Video	3,577	0.1
Photography	2,361	0.0
Total Investments	**4,900,058**	**90.3**
Other Assets and Liabilities, Net	**524,287**	**9.7**
Net Assets	**$5,424,345**	**100.0%**

Please see accompanying notes to financial statements.

52	53

TD WATERHOUSE TRUST

Technology Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	Number of Shares	Market Value
Common Stock		
Broadcasting, Newspapers & Advertising–2.1%		
InterActiveCorp[A]	2,480	$ 100,366
Communications Equipment–0.1%		
Polycom, Inc.[A]	200	3,340
Computers & Services–35.8%		
3Com Corp.[A]	1,100	5,368
Affiliated Computer Services, Inc., Cl. A[A]	500	24,775
Amazon.com, Inc.[A]	1,300	54,236
Black Box Corp.	100	4,050
CACI International, Inc., Cl. A[A]	100	3,934
Cadence Design Systems, Inc.[A]	3,200	43,744
CDW Corp.[A]	900	43,092
Ceridian Corp.[A]	600	11,190
Checkfree Corp.[A]	200	5,382
Cisco Systems, Inc.[A]	21,700	423,584
Cognos, Inc.[A]	200	5,412
Dell, Inc.[A]	8,300	279,544
Earthlink, Inc.[A]	500	3,825
eBay, Inc.[A]	700	75,040
EMC Corp.[A]	3,500	37,240
Extreme Networks, Inc.[A]	400	2,448
Hewlett-Packard Co.	7,462	157,971
International Business Machines Corp.	4,600	373,750
Jack Henry & Associates	300	5,607
Kronos, Inc.[A]	100	5,540
Lexmark International, Inc.[A]	800	51,336
Macromedia, Inc.[A]	100	2,052
McData Corp., Cl. A[A]	203	2,194
Quantum Corp.[A]	200	600
Sandisk Corp.[A]	200	11,338
Seagate Technology[A]	1,600	$ 34,880
Sun Microsystems, Inc.[A]	1,600	5,984
VeriSign, Inc.[A]	2,500	33,375
		1,707,491
Data Processing–3.4%		
Acxiom Corp.[A]	100	1,589
Automatic Data Processing	900	33,372
Certegy, Inc.[A]	700	19,061
Choicepoint, Inc.[A]	366	13,959
First Data Corp.	2,500	94,400
		162,381
Electrical Services–1.0%		
AVX Corp.	500	5,475
Celestica, Inc.[A]	2,200	33,726
Kemet Corp.[A]	300	3,255
Vishay Intertechnology, Inc.[A]	400	5,320
		47,776
Electronic & Other Electrical Equipment–1.9%		
Adobe Systems, Inc.	1,500	49,020
Jabil Circuit, Inc.[A]	1,800	41,490
		90,510
Machinery–0.2%		
Lam Research Corp.[A]	400	8,704
Measuring Devices–0.1%		
MKS Instruments, Inc.[A]	200	4,522
Newport Corp.[A]	100	1,721
		6,243
Miscellaneous Business Services–2.1%		
BearingPoint, Inc.[A]	3,500	38,500
Paychex, Inc.	2,000	65,060
		103,560

TD WATERHOUSE TRUST

Technology Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	Number of Shares	Market Value
Professional Services–1.1%		
Accenture Ltd., Cl. A[A]	2,700	$ 52,434
Semi-Conductors/Instruments–24.5%		
Amkor Technology, Inc.[A]	500	7,335
Analog Devices, Inc.[A]	1,800	68,310
Applied Materials, Inc.[A]	6,100	118,950
ASML Holding N.V., NY Shares[A]	1,300	16,822
Atmel Corp.[A]	800	2,568
Cypress Semiconductor Corp.[A]	400	5,592
Emulex Corp.[A]	300	6,105
Fairchild Semiconductor International, Inc., Cl. A[A]	200	2,550
Globespan Virata, Inc.[A]	400	2,760
Integrated Device Technology, Inc.[A]	200	2,302
Intel Corp.	17,000	424,150
International Rectifier Corp.[A]	200	5,520
Intersil Corp., Cl. A[A]	1,100	27,126
KLA-Tencor Corp.[A]	900	46,485
Lattice Semiconductor Corp.[A]	300	2,331
Linear Technology Corp.	1,700	62,696
Marvell Technology Group Ltd.[A]	400	14,064
Maxim Integrated Products	1,665	65,068
MEMC Electronic Materials, Inc.[A]	900	10,152
Micrel, Inc.[A]	200	2,248
Microchip Technology, Inc.	1,675	44,153
Novellus Systems, Inc.[A]	1,200	42,972
Plexus Corp.[A]	100	1,443
QLogic Corp.[A]	700	29,505
Rambus, Inc.[A]	300	5,388
Semtech Corp.[A]	200	3,300
STMicroelectronics N.V., NY Shares	2,500	53,475
Texas Instruments, Inc.	5,100	96,237
Triquint Semiconductor, Inc.[A]	200	$ 906
		1,170,513
Software–18.2%		
DST Systems, Inc.[A]	1,100	40,436
Electronic Arts, Inc.[A]	100	8,400
Informatica Corp.[A]	300	2,199
Internet Security Systems[A]	200	2,362
Intuit, Inc.[A]	1,000	43,020
Keane, Inc.[A]	200	2,906
Mercury Interactive Corp.[A]	400	15,744
Microsoft Corp.	17,500	462,000
NETIQ Corp.[A]	200	2,174
Network Associates, Inc.[A]	600	6,780
Oracle Corp.[A]	12,800	153,600
Peoplesoft, Inc.[A]	25	421
RealNetworks, Inc.[A]	200	1,150
Red Hat, Inc.[A]	300	1,896
Symantec Corp.[A]	1,100	51,601
Veritas Software Corp.[A]	1,300	40,040
webMethods, Inc.[A]	200	1,560
Yahoo, Inc.[A]	1,000	31,130
		867,419
Telephones & Telecommunications–6.1%		
Comverse Technology, Inc.[A]	900	13,275
Corning, Inc.[A]	4,200	34,188
Foundry Networks, Inc.[A]	400	7,216
Global Payments, Inc.	100	3,521
Juniper Networks, Inc.[A]	1,100	15,873
Motorola, Inc.	7,100	64,184
Nokia Oyj Corp. ADR	1,600	24,480
Nortel Networks Corp.[A]	10,600	31,270
Qualcomm, Inc.	2,400	89,904
Sycamore Networks, Inc.[A]	500	2,065
West Corp.[A]	300	7,296
		293,272

54	55

TD WATERHOUSE TRUST

Technology Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Wholesale–0.2%		
Arrow Electronics, Inc.[A]	200	$ 3,410
Avnet, Inc.[A]	400	5,760
		9,170
Total Common Stock (Cost $5,398,593)–96.8%		4,623,179
Unit Investment Trust (Cost $32,860)–0.9%		
Nasdaq 100 Share Index[A]	1,300	41,379
U.S. Treasury Obligation (Cost $24,958)–0.5%		
U.S. Treasury Bill, matures 10/16/03, par value $25,000, yield at time of purchase 0.88%[B]		24,958
Money Market Fund (Cost $65,897)–1.4%		
Reserve Investment Fund, Institutional Class	65,897	65,897
Total Investments (Cost $5,522,308)–99.6%		4,755,413
Other Assets and Liabilities, Net–0.4%		17,414
Net Assets–100.0%		$ 4,772,827

[A] Non-income producing security.
[B] Security pledged as collateral on open futures contracts.
ADR American Depository Receipts

Please see accompanying notes to financial statements.

TD WATERHOUSE TRUST

Tax Managed Growth Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Common Stock		
Aerospace & Defense–0.2%		
Boeing Co.	200	$ 6,624
Apparel/Textiles–0.6%		
Cintas Corp.	400	16,468
Banks–6.2%		
Bank of New York Co., Inc.	900	27,108
Mellon Financial Corp.	400	12,100
Northern Trust Corp.	1,300	56,758
State Street Corp.	1,300	59,670
Wells Fargo & Co.	600	30,318
		185,954
Beauty Products–4.3%		
Avon Products, Inc.	400	24,956
Colgate-Palmolive Co.	500	27,300
Gillette Co.	600	18,456
Kimberly-Clark Corp.	300	14,520
Procter & Gamble Co.	500	43,935
		129,167
Broadcasting, Newspapers & Advertising–5.3%		
Clear Channel Communications, Inc.[A]	1,300	53,235
InterActiveCorp[A]	500	20,235
Omnicom Group	600	44,328
Univision Communications, Inc., Cl. A[A]	500	15,600
WPP Group PLC ADR	600	26,700
		160,098
Computers & Services–5.3%		
3M Co.	100	14,020
Cisco Systems, Inc.[A]	2,900	56,608
Dell, Inc.[A]	1,100	37,048
eBay, Inc.[A]	200	21,440
EMC Corp.[A]	1,300	13,832
Monster Worldwide, Inc.[A]	600	15,930
		158,878
Data Processing–2.4%		
Automatic Data Processing	600	$ 22,248
Certegy, Inc.[A]	200	5,446
Choicepoint, Inc.[A]	100	3,814
First Data Corp.	1,100	41,536
		73,044
Diversified Manufacturing–0.5%		
Illinois Tool Works, Inc.	200	13,930
Electrical Services–3.0%		
General Electric Co.	3,000	85,320
Molex, Inc., Cl. A	200	4,756
		90,076
Entertainment–2.5%		
AOL Time Warner, Inc.[A]	2,200	33,946
Walt Disney Co.	1,900	41,648
		75,594
Environmental Services–0.3%		
Ecolab, Inc.	400	9,884
Financial Services–8.8%		
American Express Co.	400	17,668
Charles Schwab Corp.	1,400	14,574
Citigroup, Inc.	1,800	80,640
Equifax, Inc.	400	9,316
Fannie Mae	900	57,636
Franklin Resources, Inc.	600	26,070
Freddie Mac	700	34,195
Moody's Corp.	200	10,344
SLM Corp.	300	12,438
		262,881

56	57

TD WATERHOUSE TRUST

Tax Managed Growth Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Food, Beverage & Tobacco–4.9%		
Anheuser-Busch Cos., Inc.	200	$ 10,364
Coca-Cola Co.	1,000	44,970
General Mills, Inc.	400	18,348
PepsiCo, Inc.	700	32,249
Sysco Corp.	800	24,104
Wm Wrigley, Jr. Co.	300	16,287
		146,322
Footwear–0.5%		
Nike, Inc., Cl. B	300	**15,522**
Household Products–0.3%		
Valspar Corp.	200	**8,744**
Insurance–6.4%		
AMBAC Financial Group, Inc.	400	26,348
American International Group	1,231	79,030
Marsh & McLennan Cos., Inc.	900	44,658
UnitedHealth Group, Inc.	800	41,672
		191,708
Medical Products & Services–6.6%		
Amgen, Inc.[(A)]	600	41,748
Baxter International, Inc.	100	2,761
Guidant Corp.	300	14,166
Johnson & Johnson	1,100	56,969
Medtronic, Inc.	800	41,200
Stryker Corp.	100	7,652
WellPoint Health Networks[(A)]	400	33,460
		197,956
Miscellaneous Business Services–1.1%		
Paychex, Inc.	700	22,771
Robert Half International, Inc.[(A)]	500	10,855
		33,626
Motorcycles–0.6%		
Harley-Davidson, Inc.	400	$ **18,752**
Pharmaceuticals–10.1%		
Abbott Laboratories	500	19,625
AstraZeneca PLC ADR	200	8,044
Cardinal Health, Inc.	400	21,900
Eli Lilly & Co.	500	32,920
GlaxoSmithKline PLC ADR	600	22,986
Merck & Co., Inc.	1,000	55,280
Pfizer, Inc.	3,040	101,414
Wyeth	900	41,022
		303,191
Printing & Publishing–0.8%		
McGraw-Hill Cos., Inc.	400	**24,312**
Professional Services–1.4%		
Apollo Group, Inc., Cl. A[(A)]	600	38,856
DeVry, Inc.[(A)]	100	2,554
		41,410
Retail–8.5%		
Bed Bath & Beyond, Inc.[(A)]	300	11,607
CVS Corp.	400	11,996
Dollar General Corp.	1,200	22,080
Family Dollar Stores	500	18,755
Home Depot, Inc.	1,200	37,440
Starbucks Corp.[(A)]	500	13,665
Tiffany & Co.	800	27,488
Wal-Mart Stores, Inc.	1,400	78,274
Walgreen Co.	800	23,936
Williams-Sonoma, Inc.[(A)]	400	11,300
		256,541
Semi-Conductors/Instruments–10.1%		
Altera Corp.[(A)]	2,100	40,404
Analog Devices, Inc.[(A)]	800	30,360
Applied Materials, Inc.[(A)]	1,000	19,500
Broadcom Corp., Cl. A[(A)]	600	12,162
Intel Corp.	2,000	49,900
Linear Technology Corp.	1,200	44,256

TD WATERHOUSE TRUST

Tax Managed Growth Fund · Schedule of Investments

July 31, 2003 (Unaudited)

	NUMBER OF SHARES	MARKET VALUE
Maxim Integrated Products	1,200	$ 46,896
Microchip Technology, Inc.	300	7,908
Texas Instruments, Inc.	1,300	24,531
Xilinx, Inc.[(A)]	1,000	26,280
		302,197
Software–5.2%		
BMC Software, Inc.[(A)]	500	7,050
Computer Associates International, Inc.	500	12,725
Intuit, Inc.[(A)]	300	12,906
Microsoft Corp.	3,800	100,320
Oracle Corp.[(A)]	2,000	24,000
		157,001
Telephones & Telecommunications–3.0%		
Nokia Oyj Corp. ADR	400	6,120
Viacom, Inc., Cl. B[(A)]	1,600	69,632
Vodafone Group PLC ADR	700	13,286
		89,038
Trucking–0.7%		
Expeditors International Washington, Inc.	600	**20,142**
Total Common Stock (Cost $2,744,518)–99.6%		**2,989,060**
Money Market Fund (Cost $38)–0.0%		
Government Reserve Fund, Institutional Class	38	**38**
Total Investments (Cost $2,744,556)–99.6%		**2,989,098**

	MARKET VALUE
Other Assets and Liabilities, Net–0.4%	**$ 13,089**
Net Assets–100.0%	**$ 3,002,187**

(A) Non-income producing security.
ADR American Depository Receipt

Please see accompanying notes to financial statements.

58	59

Statements of Assets and Liabilities

July 31, 2003 (Unaudited)

	Bond Index Fund	Dow 30 Fund	500 Index Fund	Extended Market Index Fund
ASSETS				
Investments, at Cost	$ 14,084,515	$ 158,333,992	$ 61,286,309	$ 13,139,787
Investments in securities, at market value	$ 14,135,311	$ 145,691,011	$ 58,995,641	$ 11,435,769
Cash	55,670	1,181,335	1,719,161	358,314
Dividends and interest receivable	179,093	201,427	71,610	6,441
Receivable from Investment Manager and its affiliates (Note 3)	1,691	—	—	—
Receivable for capital shares sold	34,413	363,616	221,387	57,479
Receivable for investment securities sold	—	92,452	—	5,317
Receivable from broker	—	186,343	124,099	26,802
Variation margin receivable	—	11,600	5,213	485
Prepaid expenses	8,235	—	—	—
TOTAL ASSETS	14,414,413	147,727,784	61,137,111	11,890,607
LIABILITIES				
Dividends payable to shareholders	1,419	—	—	—
Payable for capital shares redeemed	52,225	211,998	102,382	3,936
Payable for investment securities purchased	—	121,411	—	—
Payable to Investment Manager and its affiliates (Note 3)	—	26,101	6,249	5
Other accrued expenses	3,349	116,663	2,713	8,718
TOTAL LIABILITIES	56,993	476,173	111,344	12,659
NET ASSETS	$ 14,357,420	$ 147,251,611	$ 61,025,767	$ 11,877,948
Net assets consist of:				
Paid-in-capital	$ 14,020,795	$ 169,861,363	$ 65,262,877	$ 13,499,935
Undistributed net investment income	—	1,384,349	380,837	56,325
Accumulated net realized gains (losses) from security transactions	285,829	(11,343,920)	(2,327,919)	24,386
Net unrealized appreciation (depreciation) on investments and futures contracts	50,796	(12,650,181)	(2,290,028)	(1,702,698)
Net assets, at value	$ 14,357,420	$ 147,251,611	$ 61,025,767	$ 11,877,948
Shares of beneficial interest outstanding	1,338,873	15,821,734	9,230,264	1,852,627
Net asset value, redemption price and offering price per share (Note 2)	$ 10.72	$ 9.31	$ 6.61	$ 6.41

Please see accompanying notes to financial statements.

60	61

Statements of Assets and Liabilities

July 31, 2003 (Unaudited)

	Asian Index Fund	European Index Fund	Technology Fund	Tax Managed Growth Fund
ASSETS				
Investments, at Cost	$ 3,287,370	$ 5,015,063	$ 5,522,308	$ 2,744,556
Investments in securities, at market value	$ 2,909,147	$ 4,900,058	$ 4,755,413	$ 2,989,098
Cash	171,023	79,115	47,795	30,137
Foreign currency, at market value	605,784	372,215	—	—
Dividend, foreign tax reclaims and interest receivable	1,288	18,725	544	2,599
Receivable from Investment Manager and its affiliates (Note 3)	1,013	1,286	—	66
Receivable for capital shares sold	11,905	27,333	8,748	—
Receivable for investment securities sold	—	—	10,080	—
Receivable from broker	4,978	9,970	—	—
Variation margin receivable	1,653	4,878	1,450	—
Prepaid expenses	—	15,762	—	—
TOTAL ASSETS	3,706,791	5,429,342	4,824,030	3,021,900
LIABILITIES				
Payable for capital shares redeemed	26,422	—	13,143	—
Payable for investment securities purchased	—	—	25,719	13,940
Payable to Investment Manager and its affiliates (Note 3)	—	—	559	—
Other accrued expenses	16,661	4,997	11,782	5,773
TOTAL LIABILITIES	43,083	4,997	51,203	19,713
NET ASSETS	$ 3,663,708	$ 5,424,345	$ 4,772,827	$ 3,002,187
Net assets consist of:				
Paid-in-capital	$ 6,532,760	$ 7,625,892	$ 9,303,031	$ 3,997,203
Undistributed net investment income (Accumulated net investment loss)	59,531	(48,910)	(16,637)	694
Accumulated net realized losses from security transactions	(2,524,315)	(2,042,733)	(3,749,767)	(1,240,252)
Net unrealized appreciation (depreciation) on investments and futures contracts	(394,381)	(106,704)	(763,800)	244,542
Net unrealized depreciation on foreign currency and translation of other assets and liabilities in foreign currency	(9,887)	(3,200)	—	—
Net assets, at value	$ 3,663,708	$ 5,424,345	$ 4,772,827	$ 3,002,187
Shares of beneficial interest outstanding	644,793	814,711	1,605,318	434,190
Net asset value, redemption price and offering price per share (Note 2)	$ 5.68	$ 6.66	$ 2.97	$ 6.91

Please see accompanying notes to financial statements.

62	63

Statements of Operations

For the Six Months Ended July 31, 2003 (Unaudited)

	Bond Index Fund	Dow 30 Fund	500 Index Fund	Extended Market Index Fund
INVESTMENT INCOME				
Interest income	$ 309,323	$ 2,121	$ —	$ 15
Dividend income	—	1,598,593	428,330	63,314
Less: Foreign taxes withheld	—	—	—	(42)
TOTAL INVESTMENT INCOME	309,322	1,600,714	428,330	63,287
EXPENSES				
Investment management fees (Note 3)	23,220	133,372	74,049	14,116
Shareholder servicing fees (Note 3)	19,350	166,716	61,707	11,763
Transfer agent fees (Note 3)	3,870	33,344	12,342	2,353
Administration fees (Note 3)	7,740	—	24,683	4,705
Professional fees	8,638	90,188	23,969	8,456
Registration fees	7,800	15,389	14,477	1,750
Custody fees	1,758	20,314	86	84
Shareholder reports and mailing	3,135	73,750	16,760	2,963
Trustees' fees	1,591	2,935	2,069	1,440
Other expenses	5,194	5,556	5,182	956
TOTAL EXPENSES	82,296	541,564	235,324	48,586
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(55,205)	(241,475)	(148,930)	(29,764)
NET EXPENSES	27,091	300,089	86,394	18,822
NET INVESTMENT INCOME	282,231	1,300,625	341,936	44,465
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS				
Net realized gain (loss) from security transactions	226,404	(1,738,056)	(708,133)	108,505
Net realized gain on futures	—	363,697	189,430	7,340
Net change in unrealized appreciation (depreciation) on investments	(525,666)	20,215,750	7,756,268	1,843,417
Net change in unrealized appreciation (depreciation) on futures contracts	—	110,700	36,740	1,320
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(299,262)	18,952,091	7,274,305	1,960,582
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (17,031)	$ 20,252,716	$ 7,616,241	$ 2,005,047

Please see accompanying notes to financial statements.

64	65

Statements of Operations

For the Six Months Ended July 31, 2003 (Unaudited)

	Asian Index Fund	European Index Fund	Technology Fund	Tax Managed Growth Fund
INVESTMENT INCOME				
Interest income	$ —	$ —	$ 131	$ —
Dividend income	62,167	175,457	6,415	15,000
Less: Foreign taxes withheld	(4,368)	(21,708)	(90)	(122)
TOTAL INVESTMENT INCOME	57,799	153,749	6,456	14,878
EXPENSES				
Investment management fees (Note 3)	10,644	14,050	12,932	8,382
Shareholder servicing fees (Note 3)	6,652	8,781	4,619	3,224
Transfer agent fees (Note 3)	1,330	1,756	924	645
Administration fees (Note 3)	2,661	3,513	1,847	1,289
Professional fees	5,508	6,556	8,027	2,091
Registration fees	4,588	3,840	9,304	9,373
Custody fees	100	735	71	97
Shareholder reports and mailing	1,392	2,040	2,050	228
Trustees' fees	1,573	1,573	1,573	1,573
Other expenses	2,015	4,020	683	50
TOTAL EXPENSES	36,463	46,864	42,030	26,952
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(21,030)	(26,491)	(18,937)	(12,768)
NET EXPENSES	15,433	20,373	23,093	14,184
NET INVESTMENT INCOME (LOSS)	42,366	133,376	(16,637)	694
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS				
Net realized loss from security transactions	(1,763,455)	(1,706,375)	(398,330)	(37,525)
Net realized gain on futures	61,010	8,004	21,428	—
Net realized gain on foreign currency transactions	11,401	7,276	—	—
Net change in unrealized appreciation on investments	2,067,227	2,644,718	1,366,882	487,868
Net change in unrealized appreciation (depreciation) on futures contracts	(6,635)	26,603	7,455	—
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	(10,004)	(7,321)	—	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	359,544	972,905	997,435	450,343
NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 401,910	$ 1,106,281	$ 980,798	$ 451,037

Please see accompanying notes to financial statements.

66	67

Statements of Changes in Net Assets

	Bond Index Fund		Dow 30 Fund	
	Six Months Ended July 31, 2003 (Unaudited)	Year Ended January 31, 2003	Six Months Ended July 31, 2003 (Unaudited)	Year Ended January 31, 2003
OPERATIONS:				
Net investment income	$ 282,231	$ 424,401	$ 1,300,625	$ 2,408,172
Net realized gain (loss) from security transactions and futures contracts	226,404	107,595	(1,374,359)	(3,906,469)
Net change in unrealized appreciation (depreciation) on investments and futures contacts	(525,666)	498,795	20,326,450	(24,808,842)
Net increase (decrease) in net assets from operations	(17,031)	1,030,791	20,252,716	(26,307,139)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:				
From net investment income	(282,231)	(424,401)	—	(2,327,940)
From net realized gains on security transactions	—	(55,146)	—	(200,944)
Total dividends and distributions to shareholders	(282,231)	(479,547)	—	(2,528,884)
CAPITAL SHARE TRANSACTIONS:				
Proceeds from shares sold	6,311,337	15,418,645	15,656,464	41,992,031
Shares issued in reinvestment of dividends	282,129	472,710	—	2,314,155
Payments for shares redeemed	(7,562,653)	(6,864,873)	(14,990,154)	(36,436,831)
Net increase (decrease) in net assets from capital share transactions	(969,187)	9,026,482	666,310	7,869,355
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,268,449)	9,577,726	20,919,026	(20,966,668)
NET ASSETS:				
Beginning of period	15,625,869	6,048,143	126,332,585	147,299,253
End of period	$ 14,357,420	$ 15,625,869	$ 147,251,611	$ 126,332,585
Undistributed net investment income	$ —	$ —	$ 1,384,349	$ 83,724
CAPITAL STOCK TRANSACTIONS:				
Shares sold	570,853	1,442,505	1,828,305	4,608,179
Shares issued for dividends reinvested	25,620	43,984	—	277,837
Shares redeemed	(686,812)	(637,444)	(1,757,450)	(3,999,494)
Net increase (decrease) in shares outstanding	(90,339)	849,045	70,855	886,522

Please see accompanying notes to financial statements.

68	69

Statements of Changes in Net Assets

	500 Index Fund		Extended Market Index Fund	
	Six Months Ended July 31, 2003 (Unaudited)	Year Ended January 31, 2003	Six Months Ended July 31, 2003 (Unaudited)	Year Ended January 31, 2003
OPERATIONS:				
Net investment income	$ 341,936	$ 440,644	$ 44,465	$ 64,746
Net realized gain (loss) from security transactions and futures contracts	(518,703)	(1,469,852)	115,845	(72,133)
Net change in unrealized appreciation (depreciation) on investments and futures contacts	7,793,008	(7,856,208)	1,844,737	(1,460,656)
Net increase (decrease) in net assets from operations	7,616,241	(8,885,416)	2,005,047	(1,468,043)
DIVIDENDS TO SHAREHOLDERS:				
From net investment income	—	(415,419)	—	(61,719)
Total dividends to shareholders	—	(415,419)	—	(61,719)
CAPITAL SHARE TRANSACTIONS:				
Proceeds from shares sold	27,583,383	41,786,563	4,767,767	5,289,005
Shares issued in reinvestment of dividends	—	378,440	—	57,701
Payments for shares redeemed	(15,000,640)	(16,883,934)	(3,635,477)	(1,434,805)
Net increase in net assets from capital share transactions	12,582,743	25,281,069	1,132,290	3,911,901
TOTAL INCREASE IN NET ASSETS	20,198,984	15,980,234	3,137,337	2,382,139
NET ASSETS:				
Beginning of period	40,826,783	24,846,549	8,740,611	6,358,472
End of period	$ 61,025,767	$ 40,826,783	$ 11,877,948	$ 8,740,611
Undistributed net investment income	$ 380,837	$ 38,901	$ 56,325	$ 11,860
CAPITAL STOCK TRANSACTIONS:				
Shares sold	4,486,190	6,502,441	824,840	918,071
Shares issued for dividends reinvested	—	64,564	—	10,934
Shares redeemed	(2,440,845)	(2,704,032)	(656,146)	(255,122)
Net increase in shares outstanding	2,045,345	3,862,973	168,694	673,883

Please see accompanying notes to financial statements.

70	71

Statements of Changes in Net Assets

	Asian Index Fund		European Index Fund	
	Six Months Ended July 31, 2003 (Unaudited)	Year Ended January 31, 2003	Six Months Ended July 31, 2003 (Unaudited)	Year Ended January 31, 2003
OPERATIONS:				
Net investment income	$ 42,366	$ 41,742	$ 133,376	$ 110,719
Net realized loss from security transactions and futures contracts	(1,702,445)	(470,466)	(1,698,371)	(342,287)
Net realized gain on foreign currency transactions	11,401	26,864	7,276	49,602
Net change in unrealized appreciation (depreciation) on investments and futures contacts	2,060,592	(395,638)	2,671,321	(1,396,415)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	(10,004)	497	(7,321)	4,428
Net increase (decrease) in net assets from operations	401,910	(797,001)	1,106,281	(1,573,953)
DIVIDENDS TO SHAREHOLDERS:				
From net investment income	—	(50,735)	—	(118,946)
Total dividends to shareholders	—	(50,735)	—	(118,946)
CAPITAL SHARE TRANSACTIONS:				
Proceeds from shares sold	3,025,444	6,576,296	2,433,915	5,188,073
Shares issued in reinvestment of dividends	—	49,141	—	114,655
Payments for shares redeemed	(6,001,087)	(3,261,141)	(5,809,795)	(716,627)
Net increase (decrease) in net assets from capital share transactions	(2,975,643)	3,364,296	(3,375,880)	4,586,101
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,573,733)	2,516,560	(2,269,599)	2,893,202
NET ASSETS:				
Beginning of period	6,237,441	3,720,881	7,693,944	4,800,742
End of period	$ 3,663,708	$ 6,237,441	$ 5,424,345	$ 7,693,944
Undistributed net investment income (Accumulated net investment loss)	$ 59,531	$ 5,764	$ (48,910)	$ (189,562)
CAPITAL STOCK TRANSACTIONS:				
Shares sold	575,142	1,150,565	404,407	781,297
Shares issued for dividends reinvested	—	9,561	—	19,633
Shares redeemed	(1,152,330)	(601,705)	(946,713)	(117,347)
Net increase (decrease) in shares outstanding	(577,188)	558,421	(542,306)	683,583

Please see accompanying notes to financial statements.

72	73

Statements of Changes in Net Assets

	Technology Fund		Tax Managed Growth Fund	
	Six Months Ended July 31, 2003 (Unaudited)	Year Ended January 31, 2003	Six Months Ended July 31, 2003 (Unaudited)	Year Ended January 31, 2003
OPERATIONS:				
Net investment income (loss)	$ (16,637)	$ (31,131)	$ 694	$ (784)
Net realized loss from security transactions and futures contracts	(376,902)	(1,174,486)	(37,525)	(459,766)
Net change in unrealized appreciation (depreciation) on investments and futures contacts	1,374,337	(559,924)	487,868	(267,006)
Net increase (decrease) in net assets from operations	980,798	(1,765,541)	451,037	(727,556)
CAPITAL SHARE TRANSACTIONS:				
Proceeds from shares sold	1,230,372	1,385,309	305,343	405,765
Payments for shares redeemed	(443,330)	(921,435)	(58,818)	(382,508)
Net increase in net assets from capital share transactions	787,042	463,874	246,525	23,257
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,767,840	(1,301,667)	697,562	(704,299)
NET ASSETS:				
Beginning of period	3,004,987	4,306,654	2,304,625	3,008,924
End of period	$ 4,772,827	$ 3,004,987	$ 3,002,187	$ 2,304,625
Undistributed net investment income (Accumulated net investment loss)	$ (16,637)	$ —	$ 694	$ —
CAPITAL STOCK TRANSACTIONS:				
Shares sold	454,733	509,402	46,301	59,993
Shares redeemed	(165,306)	(328,794)	(9,181)	(55,247)
Net increase in shares outstanding	289,427	180,608	37,120	4,746

Please see accompanying notes to financial statements.

74	75

Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

	Bond Index Fund			
	Six Months Ended July 31, 2003 (Unaudited)	Year Ended January 31, 2003	Year Ended January 31, 2002	Period Ended January 31, 2001[A]
PER SHARE OPERATING PERFORMANCE				
Net asset value, beginning of period	$ 10.93	$ 10.42	$ 10.37	$ 10.00
INVESTMENT OPERATIONS				
Net investment income[B]	0.20	0.40	0.52	0.24
Net realized and unrealized gains (losses) on investments	(0.21)	0.56	0.20	0.37
TOTAL FROM INVESTMENT OPERATIONS	(0.01)	0.96	0.72	0.61
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS				
Dividends from net investment income	(0.20)	(0.41)	(0.52)	(0.24)
Distributions from realized gains on investments	—	(0.04)	(0.15)	—
TOTAL DIVIDENDS AND DISTRIBUTIONS	(0.20)	(0.45)	(0.67)	(0.24)
Net asset value, end of period	$ 10.72	$ 10.93	$ 10.42	$ 10.37
RATIOS				
Ratio of net expenses to average net assets	0.35%[C]	0.35%	0.35%	0.15%
Ratio of net investment income to average net assets	3.65%[C]	3.77%	4.89%	2.39%
Decrease reflected in above expense ratio due to waivers/reimbursements by the Investment Manager and its affiliates (Note 3)	0.71%[C]	0.62%	2.77%	2.24%
SUPPLEMENTAL DATA				
Portfolio turnover rate	59%	40%	46%	4%
Total investment return[D]	(0.13)%	9.44%	7.11%	6.19%
Net assets, end of period	$ 14,357,420	$ 15,625,869	$ 6,048,143	$ 2,573,740
Average net assets	$ 15,607,974	$ 11,244,099	$ 4,095,404	$ 2,161,257

[A] The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.
[B] Based on average shares outstanding.
[C] Annualized.
[D] Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

Please see accompanying notes to financial statements.

76	77

Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

Dow 30 Fund

	Six Months Ended July 31, 2003 (Unaudited)	Year Ended January 31, 2003	Year Ended January 31, 2002	Period Ended January 31, 2001†(A)	Year Ended October 31, 2000†	Year Ended October 31, 1999†	Period Ended October 31, 1998†(B)
PER SHARE OPERATING PERFORMANCE							
Net asset value, beginning of period	$ 8.02	$ 9.91	$ 10.89	$ 12.37	$ 12.30	$ 9.86	$ 10.07
INVESTMENT OPERATIONS							
Net investment income	0.08(C)	0.16(C)	0.16(C)	0.04(C)	0.15	0.16	0.09
Net realized and unrealized gains (losses) on investments	1.21	(1.89)	(0.98)	(0.28)	0.28	2.44	(0.21)
TOTAL FROM INVESTMENT OPERATIONS	1.29	(1.73)	(0.82)	(0.24)	0.43	2.60	(0.12)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS							
Dividends from net investment income	—	(0.15)	(0.16)	(0.04)	(0.15)	(0.16)	(0.09)
Distributions from realized gains on investments	—	(0.01)	—	(1.20)	(0.21)	—	—
TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(0.16)	(0.16)	(1.24)	(0.36)	(0.16)	(0.09)
Net asset value, end of period	$ 9.31	$ 8.02	$ 9.91	$ 10.89	$ 12.37	$ 12.30	$ 9.86
RATIOS							
Ratio of net expenses to average net assets	0.45%(D)	0.37%	0.25%	0.06%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.95%(D)	1.72%	1.55%	0.36%	1.28%	1.37%	1.48%
Decrease reflected in above expense ratio due to waivers/reimbursements by the Investment Manager and its affiliates (Note 3)	0.36%(D)	0.37%	0.45%	0.14%	0.43%	0.43%	0.55%
SUPPLEMENTAL DATA							
Portfolio turnover rate	6%	15%	15%	8%	38%	47%	8%
Total investment return(E)	16.08%	(17.49)%	(7.57)%	(0.38)%	3.56%	26.72%	(1.19)%
Net assets, end of period	$ 147,251,611	$ 126,332,585	$147,299,253	$ 153,846,747	$160,704,186	$ 175,311,445	$ 62,211,054
Average net assets	$ 134,480,414	$ 140,235,473	$143,540,962	$ 153,115,858	$175,715,409	$ 118,399,466	$ 28,460,853

† Adjusted for a .983262 to 1 reverse stock split paid to shareholders of record on December 2, 1999 and a .88674 to 1 reverse stock split paid to shareholders of record on December 7, 2000.

(A) For the three month period ended January 31, 2001. The Dow 30 Fund changed its fiscal year end from October 31 to January 31. All ratios for the period have not been annualized.

(B) The Fund commenced operations on March 31, 1998. All ratios for the period have been annualized.

(C) Based on average shares outstanding.

(D) Annualized.

(E) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

Please see accompanying notes to financial statements.

78	79

Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

500 Index Fund

	Six Months Ended July 31, 2003 (Unaudited)	Year Ended January 31, 2003	Year Ended January 31, 2002	Period Ended January 31, 2001[A]
PER SHARE OPERATING PERFORMANCE				
Net asset value, beginning of period	$ 5.68	$ 7.48	$ 9.02	$ 10.00
INVESTMENT OPERATIONS				
Net investment income[B]	0.04	0.08	0.07	0.02
Net realized and unrealized gains (losses) on investments	0.89	(1.82)	(1.56)	(0.97)
TOTAL FROM INVESTMENT OPERATIONS	0.93	(1.74)	(1.49)	(0.95)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS				
Dividends from net investment income	—	(0.06)	(0.05)	(0.02)
Distributions from realized gains on investments	—	—	—	(0.01)
TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(0.06)	(0.05)	(0.03)
Net asset value, end of period	$ 6.61	$ 5.68	$ 7.48	$ 9.02
RATIOS				
Ratio of net expenses to average net assets	0.35%[C]	0.35%	0.35%	0.15%
Ratio of net investment income to average net assets	1.39%[C]	1.29%	0.95%	0.26%
Decrease reflected in above expense ratio due to waivers/reimbursements by the Investment Manager and its affiliates (Note 3)	0.60%[C]	0.60%	1.00%	0.69%
SUPPLEMENTAL DATA				
Portfolio turnover rate	5%	29%	13%	1%
Total investment return[D]	16.37%	(23.30)%	(16.53)%	(9.47)%
Net assets, end of period	$ 61,025,767	$ 40,826,783	$ 24,846,549	$ 9,964,493
Average net assets	$ 49,772,427	$ 34,175,464	$ 14,693,674	$ 6,824,026

[A] The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.
[B] Based on average shares outstanding.
[C] Annualized.
[D] Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.Total investment return for periods less than one year have not been annualized.

Please see accompanying notes to financial statements.

80	81

Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

	Extended Market Index Fund			
	Six Months Ended July 31, 2003 (Unaudited)	Year Ended January 31, 2003	Year Ended January 31, 2002	Period Ended January 31, 2001[A]
PER SHARE OPERATING PERFORMANCE				
Net asset value, beginning of period	$ 5.19	$ 6.30	$ 7.83	$ 10.00
INVESTMENT OPERATIONS				
Net investment income[B]	0.03	0.05	0.04	0.01
Net realized and unrealized gains (losses) on investments	1.19	(1.12)	(1.52)	(2.17)
TOTAL FROM INVESTMENT OPERATIONS	1.22	(1.07)	(1.48)	(2.16)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS				
Dividends from net investment income	—	(0.04)	(0.04)	(0.01)
Distributions from realized gains on investments	—	—	(0.01)	—
TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(0.04)	(0.05)	(0.01)
Net asset value, end of period	$ 6.41	$ 5.19	$ 6.30	$ 7.83
RATIOS				
Ratio of net expenses to average net assets	0.40%[C]	0.40%	0.40%	0.17%
Ratio of net investment income to average net assets	0.95%[C]	0.84%	0.68%	0.14%
Decrease reflected in above expense ratio due to waivers/reimbursements by the Investment Manager and its affiliates (Note 3)	0.63%[C]	0.80%	2.19%	1.08%
SUPPLEMENTAL DATA				
Portfolio turnover rate	36%	27%	59%	21%
Total investment return[D]	23.51%	(17.02)%	(18.90)%	(21.55)%
Net assets, end of period	$ 11,877,948	$ 8,740,611	$ 6,358,472	$ 5,008,678
Average net assets	$ 9,487,759	$ 7,686,740	$ 4,885,732	$ 4,536,667

[A] The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.
[B] Based on average shares outstanding.
[C] Annualized.
[D] Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

Please see accompanying notes to financial statements.

82	83

Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

Asian Index Fund

	Six Months Ended July 31, 2003 (Unaudited)	Year Ended January 31, 2003	Year Ended January 31, 2002	Period Ended January 31, 2001[A]
PER SHARE OPERATING PERFORMANCE				
Net asset value, beginning of period	$ 5.10	$ 5.61	$ 8.13	$ 10.00
INVESTMENT OPERATIONS				
Net investment income[B]	0.04	0.04	0.04	0.01
Net realized and unrealized gains (losses) on investments	0.54	(0.51)	(2.56)	(1.87)
TOTAL FROM INVESTMENT OPERATIONS	0.58	(0.47)	(2.52)	(1.86)
DIVIDENDS TO SHAREHOLDERS				
Dividends from net investment income	—	(0.04)	—	(0.01)
TOTAL DIVIDENDS	—	(0.04)	—	(0.01)
Net asset value, end of period	$ 5.68	$ 5.10	$ 5.61	$ 8.13
RATIOS				
Ratio of net expenses to average net assets	0.58%[C]	0.58%	0.58%	0.24%
Ratio of net investment income to average net assets	1.59%[C]	0.71%	0.60%	0.14%
Decrease reflected in above expense ratio due to waivers/reimbursements by the Investment Manager and its affiliates (Note 3)	0.79%[C]	1.03%	2.68%	1.28%
SUPPLEMENTAL DATA				
Portfolio turnover rate	15%	19%	32%	0%
Total investment return[D]	11.37%	(8.33)%	(31.00)%	(18.62)%
Net assets, end of period	$ 3,663,708	$ 6,237,441	$ 3,720,881	$ 4,510,278
Average net assets	$ 5,365,293	$ 5,849,722	$ 4,022,613	$ 4,569,565

[A] The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.
[B] Based on average shares outstanding.
[C] Annualized.
[D] Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

Please see accompanying notes to financial statements.

84	85

Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

European Index Fund

	Six Months Ended July 31, 2003 (Unaudited)	Year Ended January 31, 2003	Year Ended January 31, 2002	Period Ended January 31, 2001[A]
PER SHARE OPERATING PERFORMANCE				
Net asset value, beginning of period	$ 5.67	$ 7.13	$ 9.62	$ 10.00
INVESTMENT OPERATIONS				
Net investment income[B]	0.11	0.11	0.10	0.01
Net realized and unrealized gains (losses) on investments	0.88	(1.47)	(2.51)	(0.39)
TOTAL FROM INVESTMENT OPERATIONS	0.99	(1.36)	(2.41)	(0.38)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS				
Dividends from net investment income	—	(0.10)	(0.08)	—
Distributions from realized gains on investments	—	—	—	(0.00)[C]
TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(0.10)	(0.08)	—
Net asset value, end of period	$ 6.66	$ 5.67	$ 7.13	$ 9.62
RATIOS				
Ratio of net expenses to average net assets	0.58%[D]	0.58%	0.58%	0.24%
Ratio of net investment income to average net assets	3.80%[D]	1.66%	1.31%	0.05%
Decrease reflected in above expense ratio due to waivers/reimbursements by the Investment Manager and its affiliates (Note 3)	0.75%[D]	0.65%	3.03%	1.50%
SUPPLEMENTAL DATA				
Portfolio turnover rate	31%	7%	29%	13%
Total investment return[E]	17.46%	(19.17)%	(25.03)%	(3.78)%
Net assets, end of period	$ 5,424,345	$ 7,693,944	$ 4,800,742	$ 5,305,934
Average net assets	$ 7,082,756	$ 6,676,218	$ 4,685,041	$ 4,858,174

[A] The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.
[B] Based on average shares outstanding.
[C] Amount represents less than $0.01 per share.
[D] Annualized.
[E] Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

Please see accompanying notes to financial statements.

86	87

Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

Technology Fund

	Six Months Ended July 31, 2003 (Unaudited)	Year Ended January 31, 2003	Year Ended January 31, 2002	Period Ended January 31, 2001[A]
PER SHARE OPERATING PERFORMANCE				
Net asset value, beginning of period	$ 2.28	$ 3.79	$ 6.37	$ 10.00
INVESTMENT OPERATIONS				
Net investment loss[B]	(0.01)	(0.03)	(0.04)	(0.03)
Net realized and unrealized gains (losses) on investments	0.70	(1.48)	(2.54)	(3.52)
TOTAL FROM INVESTMENT OPERATIONS	0.69	(1.51)	(2.58)	(3.55)
DISTRIBUTIONS TO SHAREHOLDERS				
Distributions from realized gains on investments	—	—	—	(0.08)
TOTAL DISTRIBUTIONS	—	—	—	(0.08)
Net asset value, end of period	$ 2.97	$ 2.28	$ 3.79	$ 6.37
RATIOS				
Ratio of net expenses to average net assets	1.25%[C]	1.25%	1.25%	0.52%
Ratio of net investment loss to average net assets	(0.90)%[C]	(0.96)%	(1.07)%	(0.36)%
Decrease reflected in above expense ratio due to waivers/reimbursements by the Investment Manager and its affiliates (Note 3)	1.03%[C]	1.70%	1.80%	0.74%
SUPPLEMENTAL DATA				
Portfolio turnover rate	37%	41%	62%	27%
Total investment return[D]	30.26%	(39.84)%	(40.50)%	(35.53)%
Net assets, end of period	$ 4,772,827	$ 3,004,987	$ 4,306,654	$ 4,385,091
Average net assets	$ 3,725,586	$ 3,228,859	$ 3,693,773	$ 4,162,072

[A] The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.
[B] Based on average shares outstanding.
[C] Annualized.
[D] Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

Please see accompanying notes to financial statements.

88	89

Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

Tax Managed Growth Fund

	Six Months Ended July 31, 2003 (Unaudited)	Year Ended January 31, 2003	Year Ended January 31, 2002	Period Ended January 31, 2001[A]
PER SHARE OPERATING PERFORMANCE				
Net asset value, beginning of period	$ 5.80	$ 7.67	$ 9.06	$ 10.00
INVESTMENT OPERATIONS				
Net investment income (loss)[B]	0.00[C]	(0.00)[C]	(0.02)	(0.01)
Net realized and unrealized gains (losses) on investments	1.11	(1.87)	(1.37)	(0.93)
TOTAL FROM INVESTMENT OPERATIONS	1.11	(1.87)	(1.39)	(0.94)
Net asset value, end of period	$ 6.91	$ 5.80	$ 7.67	$ 9.06
RATIOS				
Ratio of net expenses to average net assets	1.10%[D]	1.10%	1.10%	0.46%
Ratio of net investment income (loss) to average net assets	0.05%[D]	(0.03)%	(0.20)%	(0.08)%
Decrease reflected in above expense ratio due to waivers/reimbursements by the Investment Manager and its affiliates (Note 3)	0.99%[D]	1.48%	2.61%	2.51%
SUPPLEMENTAL DATA				
Portfolio turnover rate	5%	41%	21%	7%
Total investment return[E]	19.14%	(24.38)%	(15.34)%	(9.40)%
Net assets, end of period	$ 3,002,187	$ 2,304,625	$ 3,008,924	$ 2,937,972
Average net assets	$ 2,600,387	$ 2,600,805	$ 2,666,712	$ 2,840,159

[A] The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.
[B] Based on average shares outstanding.
[C] Amount represents less than $0.01 per share.
[D] Annualized.
[E] Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

Please see accompanying notes to financial statements.

90	91

TD WATERHOUSE TRUST
Notes to Financial Statements – July 31, 2003
(Unaudited)

Note 1 — Organization

TD Waterhouse Trust (the "Trust") was organized as a Delaware business trust on August 6, 1999. The Trust is registered as an open-end, management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") and currently consists of eight portfolios (the "Funds"), which include the TD Waterhouse Bond Index Fund (the "Bond Index Fund"), TD Waterhouse Dow 30 Fund (the "Dow 30 Fund"), TD Waterhouse 500 Index Fund (the "500 Index Fund"), TD Waterhouse Extended Market Index Fund (the "Extended Market Index Fund"), TD Waterhouse Asian Index Fund (the "Asian Index Fund"), TD Waterhouse European Index Fund (the "European Index Fund"), TD Waterhouse Technology Fund (the "Technology Fund") and TD Waterhouse Tax Managed Growth Fund (the "Tax Managed Growth Fund"). Shares of the Trust are registered under the Securities Act of 1933, as amended. Each of the Funds is "non-diversified" for purposes of the 1940 Act.

The Bond Index Fund seeks to track closely the total return of a broad, market-weighted bond index, before Fund expenses. The Fund's principal strategy is to invest in a mix of investment-grade bonds consistent with those included in the Lehman Brothers Aggregate Bond Index. The Dow 30 Fund seeks to track the total return of the Dow Jones Industrial Average℠ before Fund expenses. The 500 Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of large-capitalization stocks before Fund expenses. The Fund invests primarily in the stocks included in the Standard & Poor's 500® Composite Stock Price Index in attempting to match the performance of that index. The Extended Market Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of mid- and small-capitalization stocks before Fund expenses. The Fund invests primarily in stocks included in the Wilshire 4500 Equity Index in attempting to match the performance of that index. The Asian Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of stocks of Pacific Basin companies before Fund expenses. The Fund invests primarily in stocks that comprise the MSCI® Pacific Free Index in attempting to match the performance of that index. The European Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of stocks of European companies before Fund expenses. The Fund invests primarily in the stocks that comprise the MSCI® Europe Index in attempting to match the performance of that index. The Technology Fund seeks enhanced performance over a benchmark index that measures the investment return of technology stocks before Fund expenses. The Fund invests primarily in stocks representing a broad range of technology companies in attempting to outperform the Goldman Sachs Technology Index. The Tax Managed Growth Fund seeks long-term capital appreciation while minimizing taxable distributions to shareholders. Unlike the other Funds, the Technology and Tax Managed Growth Funds are not index funds.

The Dow 30 Fund commenced operations on March 31, 1998 and became part of the Trust on November 5, 1999. The remaining Funds commenced operations on August 31, 2000.

Note 2 — Significant Accounting Policies

The following is a summary of the Trust's significant accounting policies:

Use of Estimates — The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Security Valuation — Each of the Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, the security is valued at the mean of the last bid and asked prices. Securities traded on a national stock exchange (or reported on the NASDAQ national market system) are valued based upon the closing price on the principal exchange where the security is traded. Short-term obligations with maturities of 60 days or less may be valued at amortized cost which approximates market value. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees of the Trust.

Foreign Securities — Foreign securities are valued based upon quotations from the primary market in which they are traded. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot buy or sell shares of a Fund.

Foreign Currency Translation — The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting foreign exchange rate gains and losses are included in the Statements of Operations. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

92	93

TD WATERHOUSE TRUST
Notes to Financial Statements – July 31, 2003
(Unaudited)

Forward Foreign Currency Contracts — The Asian Index Fund and European Index Fund may enter into forward foreign currency contracts in connection with either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. At July 31, 2003, there were no outstanding forward foreign currency contracts in the Asian Index Fund or European Index Fund.

Futures Contracts — Each of the Funds may invest in financial futures contracts. The Funds are required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". The "variation margin" represents the daily fluctuation in the value of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Each of the Funds may purchase futures contracts for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, or to reduce transaction costs. As of July 31, 2003, the following Funds had open futures contracts – long positions:

	Description	# of Contracts	Value	Unrealized Appreciation (Depreciation)	Expiration Date
Dow 30 Fund	DJIA Index	40	$3,682,800	$(7,200)	Sept. 2003
500 Index Fund	S&P 500 E-Mini	26	1,286,090	165	Sept. 2003
	S&P 500 Index	3	741,975	475	Sept. 2003
		29	2,028,065	640	
Extended Market Index Fund	S&P Mid-Cap E-Mini	8	397,440	1,320	Sept. 2003
Asian Index Fund	Nikkei 300 Index	41	615,281	(19,078)	Sept. 2003
	SPI 200 Index	3	151,510	2,920	Sept. 2003
		44	766,791	(16,158)	
European Index Fund	MSCI Pan European Index	27	449,162	8,301	Sept. 2003
Technology Fund	Nasdaq 100 Index	1	127,900	3,095	Sept. 2003

Repurchase Agreements — Each of the Funds may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Waterhouse Asset Management, Inc. (the "Investment Manager"), TD Investment Management Inc. or T. Rowe Price Associates, Inc. (the "Investment Sub-Advisers"), as applicable, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed income securities purchased are amortized and classified as interest income over the lives of the respective securities. Under the terms of the custody agreement, each Fund receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly by the Bond Index Fund. Dividends arising from net investment income for the other Funds, if any, will be declared and paid annually. Net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses — Expenses directly attributable to each Fund are charged to that Fund's operations. Expenses which are applicable to all Funds in the Trust are allocated on a pro rata basis.

Federal Income Taxes — It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each

94	95

TD WATERHOUSE TRUST
Notes to Financial Statements – July 31, 2003
(Unaudited)

calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the period ended October 31) plus undistributed amounts from prior years.

The Funds may be subject to taxes imposed by countries in which they invest with respect to investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The Funds accrue such taxes when the related income is earned.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, each Fund pays monthly an annual investment management fee, equal to a percentage of its average daily net assets. Additionally, the Investment Manager voluntarily limits each Fund's overall expense ratio to a specified percentage of average daily net assets on an annual basis. Thereafter, until August 31, 2003, each Fund, other than the Dow 30 Fund, is required to reimburse the Investment Manager for these expenses, provided that the Fund's assets have grown or expenses have declined sufficiently to allow reimbursement without causing its net expenses to exceed the stated amount. The following represents the Investment Manager's annual rate of the investment management fee for each Fund and the overall expense ratio limitation currently in effect.

	Annual Investment Management Fee	Expense Ratio
Bond Index Fund	0.30%	0.35%
Dow 30 Fund	0.20%	0.45%
500 Index Fund	0.30%	0.35%
Extended Market Index Fund	0.30%	0.40%
Asian Index Fund	0.40%	0.58%
European Index Fund	0.40%	0.58%
Technology Fund	0.70%	1.25%
Tax Managed Growth Fund	0.65%	1.10%

TD Investment Management Inc., an affiliate of the Investment Manager, serves as Investment Sub-Adviser to the Bond Index Fund, 500 Index Fund, Extended Market Index Fund, Asian Index Fund, and European Index Fund. T. Rowe Price Associates, Inc. serves as Investment Sub-Adviser to the Technology Fund and Tax Managed Growth Fund. The Investment Manager, not the Funds, is responsible for compensating the Investment Sub-Advisers. The Dow 30 Fund does not have an Investment Sub-Adviser and is managed by the Investment Manager.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for each Fund. For the administrative services rendered to the Trust, each Fund (except for the Dow 30 Fund) pays TD Waterhouse a monthly fee at an annual rate of 0.10% of its average daily net assets. The Investment Manager pays TD Waterhouse for administration services for the Dow 30 Fund.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Fund. The shareholder servicing plan adopted for each Fund provides that each Fund pays TD Waterhouse a monthly fee at an annual rate of 0.25% of its average daily net assets.

The Trust has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, each Fund pays the Transfer Agent a monthly fee at an annual rate of 0.05% of its average daily net assets.

For the six-month period ended July 31, 2003, the Investment Manager and its affiliates waived fees for each Fund as follows:

	Investment Management Fee Waiver	Administration Fee Waiver	Shareholder Service Fee Waiver	Transfer Agent Fee Waiver	Total Waiver
Bond Index Fund	$ 23,220	$ 7,740	$ 19,350	$ 3,870	$ 54,180
Dow 30 Fund	96,590	—	120,738	24,147	241,475
500 Index Fund	63,827	21,276	53,189	10,638	148,930
Extended Market Index Fund	12,756	4,252	10,630	2,126	29,764
Asian Index Fund	10,515	2,629	6,572	1,314	21,030
European Index Fund	13,245	3,311	8,279	1,656	26,491
Technology Fund	12,051	1,721	4,304	861	18,937
Tax Managed Growth Fund	7,904	1,216	3,040	608	12,768

96	97

TD WATERHOUSE TRUST
Notes to Financial Statements – July 31, 2003
(Unaudited)

Additionally, the Investment Manager and its affiliates reimbursed the Bond Index Fund for expenses in excess of the voluntary expense limitation in the amount of $1,025.

As of July 31, 2003, affiliates of the Investment Manager owned 506,016 shares of the Technology Fund and 300,000 shares of the Tax Managed Growth Fund.

The Dow 30 Fund executed all of its portfolio transactions through TD Waterhouse. There were no commissions paid to TD Waterhouse for the six-month period ended July 31, 2003.

Note 4 — Trustees' Fees

Each Trustee who is not an "interested person" as defined in the Act, who serves on the Board of Trustees/Directors of one or more investment companies in the "Fund Complex" (which includes the Trust, TD Waterhouse Family of Funds, Inc. and National Investors Cash Management Fund, Inc.) receives, in the aggregate:

1. a base annual retainer of $15,000, payable quarterly, and
2. a supplemental annual retainer of $6,000, if serving on the Board of Trustees/Directors of two companies in the Fund Complex, and
3. an additional supplemental annual retainer of $2,500, if serving on the Board of Trustees/Directors of three companies in the Fund Complex, and
4. a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the investment companies and among the respective funds.

Note 5 — Market Risk

Some countries in which the Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

TD WATERHOUSE TRUST
Notes to Financial Statements – July 31, 2003
(Unaudited)

Note 6 — Investment Transactions

The cost of securities purchased and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, for the six-month period ended July 31, 2003 were as follows:

	Purchases	Sales
Bond Index Fund	$ 1,022,373	$ 112,165
Dow 30 Fund	9,729,459	8,450,292
500 Index Fund	14,558,007	2,422,265
Extended Market Index Fund	4,097,792	3,327,547
Asian Index Fund	752,658	4,155,200
European Index Fund	1,991,628	5,420,541
Technology Fund	2,086,549	1,335,011
Tax Managed Growth Fund	355,350	142,517

The Bond Index Fund purchased $7,946,908 and sold $9,780,052 in U.S. government securities during the six-month period ended July 31, 2003.

The Federal tax cost and the aggregate gross unrealized appreciation (depreciation) on investments for each Fund as of July 31, 2003 was as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bond Index Fund	$ 14,084,515	$ 278,998	$ (228,202)	$ 50,796
Dow 30 Fund	159,992,613	15,511,317	(29,812,919)	(14,301,602)
500 Index Fund	63,034,678	4,443,141	(8,482,178)	(4,039,037)
Extended Market Index Fund	13,230,468	1,365,846	(3,160,545)	(1,794,699)
Asian Index Fund	3,287,370	163,270	(541,493)	(378,223)
European Index Fund	5,015,063	334,518	(449,523)	(115,005)
Technology Fund	5,666,224	516,630	(1,427,441)	(910,811)
Tax Managed Growth Fund	2,744,556	426,174	(181,632)	244,542

98	99

TD WATERHOUSE TRUST

Notes to Financial Statements – July 31, 2003
(Unaudited)

Note 7 — Federal Tax Information

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. The Funds' capital loss carryforwards as of January 31, 2003 will expire between January 2009 and January 2010.

	Capital Loss Carryforwards	Post-October Losses
Bond Index Fund	$ —	$ —
Dow 30 Fund	(1,030,304)	(2,239,270)
500 Index Fund	(755,794)	(27,476)
Extended Market Index Fund	(82,689)	(6,168)
Asian Index Fund	(404,955)	(252,462)
European Index Fund	(338,621)	(194,002)
Technology Fund	(2,694,692)	(459,839)
Tax Managed Growth Fund	(1,119,979)	(82,748)

Post-October losses represent losses realized on investment transactions from November 1, 2002 through January 31, 2003 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Note 8 — Subsequent Event

On August 26, 2003, the Board of Trustees approved the liquidation of the Technology Fund and the Tax Managed Growth Fund, which is scheduled to take place on or about September 29, 2003. As a result of the decision to liquidate the two Funds, these Funds were closed to new investments effective August 27, 2003.

A Word about the S&P, MSCI® and the GSTI® Indexes

The 500 Index Fund (the "Product") is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to TD Waterhouse Asset Management, Inc. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Product. S&P has no obligation to take the needs of the Licensee, or the owners of the Product into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Product or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Product.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Each of the Asian Index Fund and the European Index Fund (the "Funds") is not sponsored, endorsed, sold or promoted by MSCI® or any affiliate of MSCI®. Neither MSCI® nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in funds generally or in the Funds particularly or the ability of either the MSCI® Pacific Free Index or the MSCI® Europe Index to track the general stock market performance. MSCI® is the licensor of certain trademarks, service marks and trade names of MSCI® and each of the MSCI® Pacific Free Index or the MSCI® Europe Index, which are determined, composed and calculated by MSCI® without regard to the issuer of the Funds or the Funds. MSCI® has no obligation to take the needs of the issuer of the Funds or the owners of the Funds into consideration when determining, composing or calculating the MSCI® Pacific Free Index or the MSCI® Europe Index. MSCI® is not responsible for and has not participated in the determination of the timing of prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are redeemable for cash. Neither MSCI® nor any other party has any obligation or liability to owners of the Funds in connection with the administration, marketing or trading of the Funds.

ALTHOUGH MSCI® SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI® CONSIDERS RELIABLE, NEITHER MSCI® NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI® NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI® NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTY, AND MSCI® HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FORGOING, IN NO EVENT SHALL MSCI® OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT,

100	101

SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Technology Fund (the "Fund") is not sponsored, endorsed, sold or promoted by Goldman, Sachs & Co. Goldman, Sachs & Co. makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the GSTI® Composite Index to track the technology stock market performance. Goldman, Sachs & Co.'s only relationship to TD Waterhouse Asset Management, Inc., and its Affiliates or the Fund is the licensing of certain trademarks and trade names of Goldman, Sachs & Co. and of GSTI® Composite Index, which is determined, composed and calculated by Goldman, Sachs & Co. without regard to TD Waterhouse Asset Management, Inc., and its Affiliates or the Fund. Goldman, Sachs & Co. has no obligation to take the needs of TD Waterhouse Asset Management, Inc., and its Affiliates, the Fund or the shareholders into consideration when determining, composing or calculating the GSTI® Composite Index. Goldman, Sachs & Co. is not responsible for and has not participated in the determination of prices and the amount of the Fund or the timing of the issuance or sale of shares of the Fund or in the determination or calculation of the redemption price per share. Goldman, Sachs & Co. has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Goldman, Sachs & Co. does not guarantee the accuracy and/or completeness of the GSTI® Composite Index or any data included therein, and Goldman, Sachs & Co. hereby expressly disclaims any and all liability for any errors, omissions, or interruptions therein. Goldman, Sachs & Co. makes no warranty, express or implied, as to the results to be obtained by the Fund, the shareholders, or any other person or entity from use of the GSTI® Composite Index or any data included therein. Goldman, Sachs & Co. makes no expressed or implied warranties of merchantability or fitness for a particular purpose or use with respect to the GSTI® Composite Index or any data included therein. Without limiting any of the foregoing, Goldman, Sachs & Co. hereby expressly disclaims any and all liability for any special, punitive, or any consequential damages (including lost profits), even if notified of the possibility of such damages.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

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Trustee and Officers Information (Unaudited)

The following table contains information regarding the Trust's Trustees and Officers. Trustees who are not deemed to be "interested persons" of the Trust, as defined in the Investment Company Act of 1940 as amended (the "1940 Act"), are referred to as "Independent Trustees." A trustee who is deemed to be an "interested person" of the Trust is referred to as an "Interested Trustee." "Fund Complex" includes the Trust, TD Waterhouse Family of Funds, Inc. and National Investors Cash Management Fund, Inc., investment companies advised by TD Waterhouse Asset Management, Inc. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by writing TD Waterhouse Investor Services, Inc., Customer Service, One Harborside Financial Center, Plaza 4A, Jersey City, NJ 07311, or by calling 1-800-934-4448.

Name, Address And Age	Position(s) Held with the Trust	Term of Office with the Trust and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee††
Independent Trustees					
RICHARD W. DALRYMPLE American Red Cross 195 Willis Avenue Mineola, NY 11501-2623 Age 60	Trustee	Since 9/8/99	Chief Operating Officer of American Red Cross (Long Island Chapter) since June 2003; Chief Operating Officer of National Center for Disability Services from 2001 through June 2003; President of Teamwork Management, Inc. from 1996 through 2001; Trustee of The Shannon McCormack Foundation since 1988, the Kevin Scott Dalrymple Foundation since 1993; Director of Dime Bancorp, Inc. from 1990 through January 2002.	17	None
LAWRENCE J. TOAL 447 East 57th Street New York, NY 10022 Age 66	Trustee	Since 9/8/99	President and Chief Executive Officer of Dime Bancorp, Inc. from January 1997 through February 2002 and Chairman, President, and Chief Executive Officer of The Dime Savings Bank of New York, FSB from January 1997 to February 2002, and President and Chief Executive Officer from February 1991 to December 1996.	13	Director of (USA), Inc.
PETER B.M. EBY 6 Corrigan Close Toronto, Ontario Canada, M4N 3U6 Age 65	Trustee	Since 6/6/02	Vice Chairman and Director of Nebitt Burns, Inc. until October 1998.	17	Director of Leons Furniture Limited since May 1977; Director of Westfair Foods Limited since May 1999; Director of Sixty Split Corp. since March 2001; Director of George Weston Limited since May 2002.
Interested Trustee					
GEORGE F. STAUDTER††† 8005 Beech Tree Court Suffolk, VA 23433 Age 71	Chairman and Trustee	Since 9/8/99	Managerial and Financial Consultant, rendering investment management, tax and estate planning services to individual clients, and strategic planning advice to corporate clients since 1989; Director of Waterhouse Investor Services, Inc. from 1987 to 1996.	13	Director of Koger Equity, Inc.

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Name, Address And Age	Position(s) Held with the Trust	Term of Office with the Trust and Length of Time Served[†]	Principal Occupation(s) During Past 5 Years
Officers Who Are Not Trustees[††††]			
GEORGE O. MARTINEZ c/o BISYS Fund Services 60 State Street, Suite 1300 Boston, MA 02109 Age 43	President and Chief Executive Officer	Since 6/5/02	Since August 2002, Senior Vice President – Client Services of BISYS Fund Services; since June 2001, Chief Executive Officer and President of FundWatchDog Service LLC; from June 2000 to June 2001, Senior Vice President and Senior Managing Counsel of State Street Corporation of Boston; from March 1998 to May 2000, National Director of Investment Management and Regulatory Consulting of Arthur Anderson; and from March 1995 to February 1998, Senior Vice President and Director of Administration and Regulatory Services of BISYS Fund Services.
CHRISTOPHER SALFI c/o SEI Investments 530 East Swedesford Road Wayne, PA 19087-1693 Age 39	Treasurer and Chief Financial Officer	Since 3/6/03	Since January 1998, Fund Accounting Director – SEI Investments; from March 1994 to January 1998, Fund Accounting Manager for SEI Investments.
JENNIFER A. BAILEY c/o BISYS Fund Services 90 Park Avenue, 10th Floor New York, NY 10016 Age 34	Vice President and Secretary	Since 9/19/02	Since September 2002, Senior Counsel to BISYS Fund Services, Inc.; from June 2000 to September 2002, Associate of Paul, Weiss, Rifkin, Wharton & Garrison; from June 1999 to June 2000, Counsel to BISYS Fund Services, Inc.; and from April 1994 to June 1999, Counsel to The Dreyfus Corporation.
RICHARD H. NEIMAN c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 53	Chief Legal Officer	Since 6/10/03	Since August 1995, Executive Vice President, General Counsel, Director and Secretary of the Investment Manager; since July 1994, Executive Vice President, General Counsel, Director and Secretary of TD Waterhouse Group, Inc.; and since July 1994, Executive Vice President and General Counsel, and since November 1995, Director and Secretary of TD Waterhouse Investor Services, Inc.
MICHELE R. TEICHNER c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 43	Vice President and Assistant Secretary	Since 11/2/99	Since August 1996, Senior Vice President - Compliance, Administration and Operations of TD Waterhouse Asset Management, Inc. and TD Waterhouse since June 1997.
THOMAS J. TEXTOR c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 45	Vice President and Assistant Treasurer	Since 1/4/99	Since November 1999, Chief Compliance Officer of TD Waterhouse; from 1995 to 1997, Vice President and Administrative Manager of Prudential Securities, Inc.

[†] There is no set term of office for Trustees and Officers. The table shows the time period for which each individual has served as Trustee and/or Officer.

[††] In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in other investment companies registered under the 1940 Act, as of July 31, 2003. This does not include directorships held by a Trustee in the Fund Complex.

[†††] Mr. Staudter is considered an "interested person" of the Trust under the 1940 Act because he owns shares of The Toronto Dominion stock.

[††††] Prior to March 6, 2003, Mary A. Nelson was Treasurer and Chief Financial Officer of the Fund Complex.

106	107

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

(a)

(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-

2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)

(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only effective for annual reports with periods ending on or after December 15, 2003.

Item 5.

 Audit Committee of Listed Registrants.

Not applicable.

Item 6.

 [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.  Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3 (c) under the Act (17 CFR 270.30a- 3 (c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable - only effective for annual reports.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 (Registrant)

TD Waterhouse Trust

By (Signature and Title)*  /s/ George O. Martinez

George O. Martinez, President

Date

October 6, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ George O. Martinez

George O. Martinez, President

Date

October 6, 2003

By (Signature and Title)*  /s/ Christopher Salfi

Christopher Salfi, Treasurer

Date

October 6, 2003

* Print the name and title of each signing officer under his or her signature.

_________________________________________________________________________________________